UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund of Funds

November 30, 2016

ODF-QTLY-0117
1.941264.104

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.2%
	Shares	Value
High Yield Fixed-Income Funds - 100.2%
BlackRock High Yield Bond Fund Institutional Class	209,800	$1,586,086
Fidelity Capital & Income Fund (a)	123,471	1,185,317
Hotchkis & Wiley High Yield Fund Class I	137,367	1,627,800
MainStay High Yield Corporate Bond Fund Class I	284,776	1,620,376
T. Rowe Price High Yield Fund I Class	300,653	1,975,288

TOTAL HIGH YIELD FIXED-INCOME FUNDS		7,994,867

TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $7,977,970)		7,994,867
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(16,267)
NET ASSETS - 100%		$7,978,600

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Capital & Income Fund	$1,053,814	$35,078	$--	$35,078	$1,185,317
Total	$1,053,814	$35,078	$--	$35,078	$1,185,317

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $8,013,837. Net unrealized depreciation aggregated $18,970 of which $240,544 related to appreciated investment securities and $259,514 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

November 30, 2016

AMM-QTLY-0117
1.933027.104

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.1%
BorgWarner, Inc.	700	$24,920
Cooper Tire & Rubber Co.	170	6,511
Cooper-Standard Holding, Inc. (a)	260	24,783
Dana Holding Corp.	1,300	21,957
The Goodyear Tire & Rubber Co.	1,381	42,383
Tower International, Inc.	600	15,720
Visteon Corp.	270	21,241
		157,515
Distributors - 0.9%
Genuine Parts Co.	396	38,107
LKQ Corp. (a)	195	6,402
Pool Corp.	827	83,204
		127,713
Diversified Consumer Services - 1.6%
Carriage Services, Inc.	600	16,284
Grand Canyon Education, Inc. (a)	1,064	60,754
Houghton Mifflin Harcourt Co. (a)	634	7,006
ServiceMaster Global Holdings, Inc. (a)	3,729	142,522
		226,566
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	1,194	63,413
Dunkin' Brands Group, Inc.	932	50,598
El Pollo Loco Holdings, Inc. (a)	360	4,536
Fiesta Restaurant Group, Inc. (a)	366	10,486
Papa John's International, Inc.	518	45,770
Ruth's Hospitality Group, Inc.	900	15,300
Wyndham Worldwide Corp.	400	28,796
Zoe's Kitchen, Inc. (a)	949	23,402
		242,301
Household Durables - 0.6%
CalAtlantic Group, Inc.	600	20,034
Harman International Industries, Inc.	350	38,280
KB Home	1,500	23,760
		82,074
Internet & Direct Marketing Retail - 0.1%
Groupon, Inc. Class A (a)	2,651	10,524
Wayfair LLC Class A (a)	202	7,363
		17,887
Leisure Products - 1.2%
Brunswick Corp.	1,325	66,409
JAKKS Pacific, Inc. (a)	390	2,750
Polaris Industries, Inc.	966	83,907
Smith & Wesson Holding Corp. (a)	500	11,665
		164,731
Media - 1.7%
Cinemark Holdings, Inc.	975	38,844
E.W. Scripps Co. Class A (a)	2,079	35,592
National CineMedia, Inc.	4,244	65,103
Nexstar Broadcasting Group, Inc. Class A	651	38,832
Scripps Networks Interactive, Inc. Class A	300	20,778
Sinclair Broadcast Group, Inc. Class A	1,137	37,009
		236,158
Multiline Retail - 0.5%
Dillard's, Inc. Class A	200	14,302
Kohl's Corp.	400	21,532
Nordstrom, Inc.	611	34,167
Tuesday Morning Corp. (a)	574	2,669
		72,670
Specialty Retail - 4.3%
Aarons, Inc. Class A	600	17,472
American Eagle Outfitters, Inc.	800	13,248
Chico's FAS, Inc.	2,946	45,103
DavidsTea, Inc. (a)	747	7,134
Destination Maternity Corp.	644	4,315
Destination XL Group, Inc. (a)	2,506	10,275
Dick's Sporting Goods, Inc.	641	37,864
DSW, Inc. Class A	1,476	35,070
Five Below, Inc. (a)	940	36,998
Foot Locker, Inc.	400	28,668
Guess?, Inc.	393	6,021
Hibbett Sports, Inc. (a)	1,436	57,799
Lithia Motors, Inc. Class A (sub. vtg.)	386	35,473
Monro Muffler Brake, Inc.	393	23,501
Murphy U.S.A., Inc. (a)	400	27,276
Office Depot, Inc.	7,190	35,015
Penske Automotive Group, Inc.	500	24,955
Restoration Hardware Holdings, Inc. (a)	466	16,799
Sally Beauty Holdings, Inc. (a)	3,502	91,717
Sonic Automotive, Inc. Class A (sub. vtg.)	800	16,920
Staples, Inc.	2,720	26,302
Williams-Sonoma, Inc.	223	12,216
		610,141
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	1,004	91,655
Crocs, Inc. (a)	3,284	22,988
Deckers Outdoor Corp. (a)	277	16,476
G-III Apparel Group Ltd. (a)	545	14,802
Michael Kors Holdings Ltd. (a)	300	13,947
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	774	17,632
Under Armour, Inc. Class C (non-vtg.)	135	3,480
Wolverine World Wide, Inc.	2,458	55,379
		236,359

TOTAL CONSUMER DISCRETIONARY		2,174,115

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.8%
Performance Food Group Co. (a)	1,294	27,303
Smart & Final Stores, Inc. (a)	543	7,331
SpartanNash Co.	700	25,347
Sprouts Farmers Market LLC (a)	261	5,223
SUPERVALU, Inc. (a)	3,000	13,920
United Natural Foods, Inc. (a)	600	28,170
		107,294
Food Products - 0.6%
Bunge Ltd.	500	34,140
Nomad Foods Ltd. (a)	1,379	12,976
Pilgrim's Pride Corp.	1,200	21,132
Sanderson Farms, Inc.	200	16,130
		84,378
Household Products - 0.6%
Spectrum Brands Holdings, Inc.	733	87,879
Personal Products - 0.1%
Avon Products, Inc.	1,814	9,741

TOTAL CONSUMER STAPLES		289,292

ENERGY - 3.8%
Energy Equipment & Services - 1.7%
Core Laboratories NV	210	23,470
Dril-Quip, Inc. (a)	690	39,020
Matrix Service Co. (a)	1,000	20,850
McDermott International, Inc. (a)	4,100	28,208
Patterson-UTI Energy, Inc.	2,808	74,889
PHI, Inc. (non-vtg.) (a)	600	9,072
RigNet, Inc. (a)	2,191	37,795
		233,304
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. (a)	7,751	16,277
Arch Coal, Inc. (a)	289	22,551
Ardmore Shipping Corp.	1,002	6,814
Canacol Energy Ltd. (a)	4,248	14,294
Cimarex Energy Co.	481	66,320
CONSOL Energy, Inc.	206	4,239
DHT Holdings, Inc.	1,085	3,852
Euronav NV	1,232	9,202
Gastar Exploration, Inc. (a)	5,320	6,756
Gulfport Energy Corp. (a)	922	23,686
Matador Resources Co. (a)	359	9,564
Navios Maritime Acquisition Corp.	2,582	4,131
Pacific Ethanol, Inc. (a)	435	3,741
PBF Energy, Inc. Class A	500	11,995
Resolute Energy Corp. (a)	366	12,276
Scorpio Tankers, Inc.	1,525	6,451
Sundance Energy Australia Ltd. (a)	47,281	6,177
Synergy Resources Corp. (a)	1,301	12,346
Tesoro Corp.	400	32,540
Western Refining, Inc.	400	14,348
World Fuel Services Corp.	300	13,338
		300,898

TOTAL ENERGY		534,202

FINANCIALS - 15.6%
Banks - 6.4%
Associated Banc-Corp.	1,652	37,748
Banco Latinoamericano de Comercio Exterior SA Series E	700	19,936
Bank of the Ozarks, Inc.	514	24,939
BankUnited, Inc.	1,104	39,115
Banner Corp.	317	16,525
Central Pacific Financial Corp.	400	11,820
CIT Group, Inc.	500	20,425
Citizens Financial Group, Inc.	291	9,751
Commerce Bancshares, Inc.	375	20,554
East West Bancorp, Inc.	275	13,167
Fifth Third Bancorp	392	10,200
First Hawaiian, Inc.	755	22,642
First Horizon National Corp.	2,267	43,254
First Interstate Bancsystem, Inc.	400	15,100
First Republic Bank	444	36,364
Fulton Financial Corp.	1,300	23,075
Great Western Bancorp, Inc.	954	38,160
Hancock Holding Co.	600	24,930
Hanmi Financial Corp.	800	24,560
IBERIABANK Corp.	300	24,855
KeyCorp	5,155	89,233
Old National Bancorp, Indiana	1,400	23,870
PacWest Bancorp	131	6,714
Regions Financial Corp.	4,300	58,222
Signature Bank (a)	342	51,269
SVB Financial Group (a)	291	45,987
TCF Financial Corp.	2,773	48,112
Western Alliance Bancorp. (a)	575	26,864
Wintrust Financial Corp.	177	11,654
Zions Bancorporation	1,400	55,706
		894,751
Capital Markets - 3.1%
Ares Capital Corp.	211	3,384
Deutsche Bank AG (NY Shares) (a)	339	5,356
E*TRADE Financial Corp. (a)	917	31,646
Eaton Vance Corp. (non-vtg.)	747	30,209
FactSet Research Systems, Inc.	187	29,952
Financial Engines, Inc.	1,431	49,870
Janus Capital Group, Inc.	797	10,760
Lazard Ltd. Class A	1,027	39,899
Legg Mason, Inc.	700	22,330
LPL Financial	2,064	85,016
Morningstar, Inc.	529	38,569
Oaktree Capital Group LLC Class A	620	25,699
Raymond James Financial, Inc.	242	17,409
UBS Group AG	86	1,368
UBS Group AG	169	2,679
WisdomTree Investments, Inc.	3,462	38,290
		432,436
Consumer Finance - 0.6%
Navient Corp.	900	15,507
SLM Corp. (a)	7,320	73,712
		89,219
Diversified Financial Services - 0.9%
Bats Global Markets, Inc.	1,113	35,393
Camping World Holdings, Inc.	186	5,189
CF Corp. unit	277	2,886
Donnelley Financial Solutions, Inc. (a)	137	2,613
Leucadia National Corp.	2,146	47,255
Valvoline, Inc.	670	14,063
Voya Financial, Inc.	661	25,693
		133,092
Insurance - 3.4%
AmTrust Financial Services, Inc.	900	22,914
Assurant, Inc.	292	25,211
Assured Guaranty Ltd.	831	29,717
CNA Financial Corp.	700	26,789
CNO Financial Group, Inc.	2,200	39,380
First American Financial Corp.	700	26,418
FNFV Group (a)	846	10,829
Genworth Financial, Inc. Class A (a)	2,800	11,984
Health Insurance Innovations, Inc. (a)	392	5,292
Heritage Insurance Holdings, Inc.	1,100	15,873
Lincoln National Corp.	600	38,460
National General Holdings Corp.	1,000	22,590
Primerica, Inc.	400	28,280
ProAssurance Corp.	906	50,781
Reinsurance Group of America, Inc.	300	36,615
United Insurance Holdings Corp.	900	12,222
Universal Insurance Holdings, Inc.	800	19,200
Unum Group	1,200	50,724
		473,279
Mortgage Real Estate Investment Trusts - 0.6%
Altisource Residential Corp. Class B	1,364	16,068
MFA Financial, Inc.	2,300	17,986
New York Mortgage Trust, Inc.	2,300	15,364
Redwood Trust, Inc.	1,100	16,742
Starwood Property Trust, Inc.	1,100	24,717
		90,877
Thrifts & Mortgage Finance - 0.6%
Flagstar Bancorp, Inc. (a)	700	19,726
MGIC Investment Corp. (a)	3,764	34,139
Provident Financial Services, Inc.	600	16,164
Radian Group, Inc.	800	11,648
		81,677

TOTAL FINANCIALS		2,195,331

HEALTH CARE - 11.1%
Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (a)	459	20,136
AMAG Pharmaceuticals, Inc. (a)	400	13,280
Atara Biotherapeutics, Inc. (a)	928	18,421
bluebird bio, Inc. (a)	383	23,114
DBV Technologies SA sponsored ADR (a)	534	19,502
Dyax Corp. rights 12/31/19 (a)	741	1,830
Emergent BioSolutions, Inc. (a)	400	10,704
Exact Sciences Corp. (a)	1,704	25,168
Juno Therapeutics, Inc. (a)	606	12,150
Merrimack Pharmaceuticals, Inc. (a)	457	2,518
Myriad Genetics, Inc. (a)	435	7,260
Natera, Inc. (a)	544	6,528
Neurocrine Biosciences, Inc. (a)	464	21,553
OvaScience, Inc. (a)	1,913	6,409
Seres Therapeutics, Inc. (a)	437	4,366
United Therapeutics Corp. (a)	333	41,828
		234,767
Health Care Equipment & Supplies - 3.3%
Abiomed, Inc. (a)	223	25,030
Align Technology, Inc. (a)	187	17,400
Anika Therapeutics, Inc. (a)	102	4,759
Atricure, Inc. (a)	525	9,445
ConforMis, Inc. (a)	1,425	12,797
DexCom, Inc. (a)	383	25,006
Endologix, Inc. (a)	3,638	26,739
IDEXX Laboratories, Inc. (a)	654	76,943
Insulet Corp. (a)	535	18,003
Nevro Corp. (a)	193	14,674
Novadaq Technologies, Inc. (a)	1,420	11,289
Novadaq Technologies, Inc. (a)	1,000	7,950
NxStage Medical, Inc. (a)	1,020	25,214
Quidel Corp. (a)	776	17,794
Steris PLC	648	42,515
The Cooper Companies, Inc.	183	30,102
The Spectranetics Corp. (a)	1,408	30,765
West Pharmaceutical Services, Inc.	862	69,951
		466,376
Health Care Providers & Services - 2.8%
Adeptus Health, Inc. Class A (a)	405	3,394
Air Methods Corp. (a)	400	13,080
Brookdale Senior Living, Inc. (a)	709	8,246
Capital Senior Living Corp. (a)	1,171	18,244
Centene Corp. (a)	907	52,270
Diplomat Pharmacy, Inc. (a)	896	12,687
Five Star Quality Care, Inc. (a)	729	1,677
HealthSouth Corp.	1,211	50,462
Henry Schein, Inc. (a)	200	29,792
Kindred Healthcare, Inc.	2,000	13,300
MEDNAX, Inc. (a)	517	33,848
Patterson Companies, Inc.	791	30,643
PharMerica Corp. (a)	600	14,430
Premier, Inc. (a)	259	7,806
Quest Diagnostics, Inc.	400	34,984
VCA, Inc. (a)	392	24,539
Wellcare Health Plans, Inc. (a)	378	51,794
		401,196
Health Care Technology - 0.6%
athenahealth, Inc. (a)	262	24,785
Medidata Solutions, Inc. (a)	1,090	60,201
		84,986
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	169	29,322
INC Research Holdings, Inc. Class A (a)	1,362	67,419
VWR Corp. (a)	860	23,392
		120,133
Pharmaceuticals - 1.8%
Akorn, Inc. (a)	1,193	25,315
Catalent, Inc. (a)	2,950	70,594
Cempra, Inc. (a)	642	4,173
Flamel Technologies SA sponsored ADR (a)	654	6,945
GW Pharmaceuticals PLC ADR (a)	177	19,762
Jazz Pharmaceuticals PLC (a)	111	11,503
Lannett Co., Inc. (a)	400	9,160
Mallinckrodt PLC (a)	250	13,175
Patheon NV	700	19,152
Revance Therapeutics, Inc. (a)	1,306	21,876
Sucampo Pharmaceuticals, Inc. Class A (a)	1,000	16,250
TherapeuticsMD, Inc. (a)	5,615	33,353
		251,258

TOTAL HEALTH CARE		1,558,716

INDUSTRIALS - 18.4%
Aerospace & Defense - 1.3%
HEICO Corp. Class A	826	55,507
Huntington Ingalls Industries, Inc.	100	17,876
Moog, Inc. Class A (a)	400	27,932
Spirit AeroSystems Holdings, Inc. Class A	700	40,775
Textron, Inc.	800	36,824
		178,914
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	400	19,760
Forward Air Corp.	1,221	59,072
Park-Ohio Holdings Corp.	300	12,645
		91,477
Airlines - 0.8%
Air Canada (a)	2,010	20,200
Alaska Air Group, Inc.	300	24,681
JetBlue Airways Corp. (a)	1,600	32,144
SkyWest, Inc.	800	29,480
		106,505
Building Products - 0.8%
Allegion PLC	282	18,869
Owens Corning	700	35,966
Patrick Industries, Inc. (a)	524	37,387
USG Corp. (a)	700	20,048
		112,270
Commercial Services & Supplies - 3.3%
Brady Corp. Class A	1,184	43,512
Casella Waste Systems, Inc. Class A (a)	5,549	70,250
Clean Harbors, Inc. (a)	1,511	79,856
Deluxe Corp.	400	27,080
G&K Services, Inc. Class A	272	26,090
Herman Miller, Inc.	1,582	51,415
LSC Communications, Inc.	137	2,828
Pitney Bowes, Inc.	1,300	18,655
R.R. Donnelley & Sons Co.	366	6,365
Ritchie Brothers Auctioneers, Inc.	432	16,515
Steelcase, Inc. Class A	957	14,881
Waste Connection, Inc. (United States)	1,345	102,812
		460,259
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV	400	13,404
KBR, Inc.	1,500	25,065
		38,469
Electrical Equipment - 0.8%
Generac Holdings, Inc. (a)	711	29,137
Hubbell, Inc. Class B	178	19,986
Sensata Technologies Holding BV (a)	1,895	70,816
		119,939
Industrial Conglomerates - 0.1%
ITT, Inc.	400	16,148
Machinery - 4.4%
Allison Transmission Holdings, Inc.	1,591	52,773
Crane Co.	400	29,396
Douglas Dynamics, Inc.	1,096	35,017
Global Brass & Copper Holdings, Inc.	600	17,190
Kennametal, Inc.	740	25,523
Lincoln Electric Holdings, Inc.	460	36,115
Proto Labs, Inc. (a)	666	34,699
RBC Bearings, Inc. (a)	533	45,177
Snap-On, Inc.	410	68,552
Tennant Co.	859	64,511
Timken Co.	600	23,430
Toro Co.	2,074	109,777
Wabtec Corp.	623	52,749
Woodward, Inc.	401	27,160
		622,069
Marine - 0.3%
Kirby Corp. (a)	788	49,999
Professional Services - 1.8%
Advisory Board Co. (a)	546	19,328
CEB, Inc.	1,254	73,923
Manpower, Inc.	300	25,623
TransUnion Holding Co., Inc. (a)	939	28,010
TriNet Group, Inc. (a)	2,862	72,208
TrueBlue, Inc. (a)	1,436	30,084
		249,176
Road & Rail - 2.4%
Avis Budget Group, Inc. (a)	1,543	59,081
Covenant Transport Group, Inc. Class A (a)	340	7,048
Heartland Express, Inc.	2,701	58,099
Knight Transportation, Inc.	1,954	68,390
Landstar System, Inc.	605	49,277
Roadrunner Transportation Systems, Inc. (a)	923	9,258
Ryder System, Inc.	400	31,320
Saia, Inc. (a)	399	16,658
Swift Transporation Co. (a)	600	14,982
Werner Enterprises, Inc.	882	23,858
		337,971
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	621	37,167
CAI International, Inc. (a)	513	4,530
GATX Corp.	400	21,856
HD Supply Holdings, Inc. (a)	729	28,606
MSC Industrial Direct Co., Inc. Class A	467	41,722
Triton International Ltd.	253	4,880
United Rentals, Inc. (a)	358	36,197
Watsco, Inc.	241	35,909
		210,867

TOTAL INDUSTRIALS		2,594,063

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.3%
Applied Optoelectronics, Inc. (a)	116	2,873
Brocade Communications Systems, Inc.	1,600	19,744
Ciena Corp. (a)	1,713	36,744
Infinera Corp. (a)	734	6,239
Juniper Networks, Inc.	1,200	33,048
Lumentum Holdings, Inc. (a)	295	11,830
Plantronics, Inc.	400	20,728
ShoreTel, Inc. (a)	370	2,590
ViaSat, Inc. (a)	106	7,556
Viavi Solutions, Inc. (a)	4,489	35,239
		176,591
Electronic Equipment & Components - 2.4%
Arrow Electronics, Inc. (a)	500	34,135
Benchmark Electronics, Inc. (a)	700	19,845
CDW Corp.	861	44,118
Fabrinet (a)	176	7,533
Flextronics International Ltd. (a)	2,200	31,328
FLIR Systems, Inc.	680	24,419
Jabil Circuit, Inc.	1,200	25,380
Keysight Technologies, Inc. (a)	191	7,035
Methode Electronics, Inc. Class A	633	23,389
Sanmina Corp. (a)	700	22,995
Trimble, Inc. (a)	1,576	44,427
Universal Display Corp. (a)	256	13,990
Vishay Intertechnology, Inc.	900	13,635
Zebra Technologies Corp. Class A (a)	300	23,715
		335,944
Internet Software & Services - 3.9%
2U, Inc. (a)	1,510	49,921
Alphabet, Inc. Class C (a)	42	31,838
Autobytel, Inc. (a)	878	12,160
Bankrate, Inc. (a)	274	2,809
Bazaarvoice, Inc. (a)	910	4,823
Box, Inc. Class A (a)	615	9,360
Brightcove, Inc. (a)	590	4,897
Carbonite, Inc. (a)	595	11,008
Care.com, Inc. (a)	1,856	15,813
ChannelAdvisor Corp. (a)	2,567	36,965
Cimpress NV (a)	274	23,824
CoStar Group, Inc. (a)	133	25,418
Facebook, Inc. Class A (a)	56	6,632
Five9, Inc. (a)	473	7,488
GoDaddy, Inc. (a)	663	23,430
GrubHub, Inc. (a)	789	29,217
Hortonworks, Inc. (a)	2,004	18,216
Instructure, Inc. (a)	399	7,800
j2 Global, Inc.	283	20,803
Match Group, Inc. (a)	501	9,008
Mimecast Ltd. (a)	142	2,905
New Relic, Inc. (a)	682	21,626
Q2 Holdings, Inc. (a)	1,139	33,601
Shutterstock, Inc. (a)	401	18,871
SPS Commerce, Inc. (a)	194	13,438
Stamps.com, Inc. (a)	513	54,481
WebMD Health Corp. (a)	249	13,282
Wix.com Ltd. (a)	275	13,613
Xactly Corp. (a)	1,116	15,736
XO Group, Inc. (a)	558	10,312
		549,295
IT Services - 2.2%
Broadridge Financial Solutions, Inc.	193	12,495
Convergys Corp.	700	18,109
CoreLogic, Inc. (a)	669	25,241
Euronet Worldwide, Inc. (a)	605	43,391
Gartner, Inc. (a)	479	49,251
Maximus, Inc.	644	35,607
PayPal Holdings, Inc. (a)	174	6,835
Square, Inc. (a)	3,729	48,253
Teradata Corp. (a)	900	24,165
Unisys Corp. (a)	1,065	15,815
Virtusa Corp. (a)	460	10,221
Xerox Corp.	1,800	16,830
		306,213
Semiconductors & Semiconductor Equipment - 1.7%
Cabot Microelectronics Corp.	497	29,611
Cavium, Inc. (a)	556	31,709
Inphi Corp. (a)	167	7,543
Linear Technology Corp.	897	56,089
Marvell Technology Group Ltd.	510	7,313
Maxim Integrated Products, Inc.	270	10,603
Microsemi Corp. (a)	377	20,641
Qorvo, Inc. (a)	300	16,023
Synaptics, Inc. (a)	200	10,916
Teradyne, Inc.	1,327	32,352
United Microelectronics Corp. sponsored ADR	11,122	20,242
		243,042
Software - 3.4%
8x8, Inc. (a)	418	5,706
Adobe Systems, Inc. (a)	23	2,365
Aspen Technology, Inc. (a)	394	20,815
Barracuda Networks, Inc. (a)	777	17,125
BroadSoft, Inc. (a)	83	3,445
Cadence Design Systems, Inc. (a)	3,277	86,120
Callidus Software, Inc. (a)	1,777	27,899
CommVault Systems, Inc. (a)	334	18,036
Descartes Systems Group, Inc. (a)	401	8,905
Descartes Systems Group, Inc. (a)	936	20,732
Digimarc Corp. (a)	168	5,216
Ebix, Inc.	154	9,178
Electronic Arts, Inc. (a)	87	6,894
Ellie Mae, Inc. (a)	77	6,356
Guidewire Software, Inc. (a)	538	29,972
HubSpot, Inc. (a)	84	4,712
Imperva, Inc. (a)	584	22,280
Mentor Graphics Corp.	700	25,585
Nuance Communications, Inc. (a)	546	8,851
QAD, Inc. Class A	217	6,293
RealPage, Inc. (a)	802	22,937
RingCentral, Inc. (a)	472	10,172
SS&C Technologies Holdings, Inc.	2,588	77,666
Tyler Technologies, Inc. (a)	209	31,120
Zendesk, Inc. (a)	294	6,259
		484,639
Technology Hardware, Storage & Peripherals - 0.5%
CPI Card Group	607	2,276
NCR Corp. (a)	800	31,000
Seagate Technology LLC	600	24,060
Stratasys Ltd. (a)	1,148	20,721
		78,057

TOTAL INFORMATION TECHNOLOGY		2,173,781

MATERIALS - 4.6%
Chemicals - 2.3%
A. Schulman, Inc.	700	23,310
AgroFresh Solutions, Inc. (a)	1,946	5,449
Axalta Coating Systems (a)	991	26,182
Cabot Corp.	400	20,372
CF Industries Holdings, Inc.	738	21,358
Eastman Chemical Co.	500	37,560
Huntsman Corp.	2,200	42,856
Intrepid Potash, Inc. (a)	3,006	4,118
Kraton Performance Polymers, Inc. (a)	161	4,964
Methanex Corp.	1,267	55,771
Orion Engineered Carbons SA	343	6,551
Quaker Chemical Corp.	93	11,833
The Mosaic Co.	1,267	35,983
Trinseo SA	400	23,420
Tronox Ltd. Class A	706	8,006
		327,733
Containers & Packaging - 1.5%
Aptargroup, Inc.	982	71,863
Crown Holdings, Inc. (a)	1,277	69,456
Owens-Illinois, Inc. (a)	1,200	22,044
Packaging Corp. of America	300	25,428
Silgan Holdings, Inc.	445	22,032
		210,823
Metals & Mining - 0.4%
Ferroglobe PLC	2,343	26,734
Ferroglobe Representation & Warranty Insurance	2,223	0
Reliance Steel & Aluminum Co.	300	24,330
		51,064
Paper & Forest Products - 0.4%
Clearwater Paper Corp. (a)	300	18,660
Kapstone Paper & Packaging Corp.	484	9,888
Mercer International, Inc. (SBI)	300	2,850
P.H. Glatfelter Co.	1,000	22,970
		54,368

TOTAL MATERIALS		643,988

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 4.4%
CBL & Associates Properties, Inc.	1,100	13,046
CorEnergy Infrastructure Trust, Inc.	600	19,638
Corporate Office Properties Trust (SBI)	1,000	28,620
Corrections Corp. of America	1,100	24,981
EastGroup Properties, Inc.	653	44,606
Gladstone Commercial Corp.	800	14,712
Hospitality Properties Trust (SBI)	1,200	34,794
Medical Properties Trust, Inc.	1,900	22,648
Mid-America Apartment Communities, Inc.	545	49,938
National Health Investors, Inc.	200	14,152
National Retail Properties, Inc.	1,238	52,838
National Storage Affiliates Trust	1,467	30,191
Outfront Media, Inc.	930	23,445
Piedmont Office Realty Trust, Inc. Class A	1,700	33,388
Preferred Apartment Communities, Inc. Class A	1,100	14,982
RLJ Lodging Trust	1,687	38,447
Sabra Health Care REIT, Inc.	1,800	39,834
Select Income REIT	1,300	31,772
Senior Housing Properties Trust (SBI)	1,900	34,314
Summit Hotel Properties, Inc.	2,200	31,284
WP Glimcher, Inc.	2,200	22,044
		619,674
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	178	4,795
HFF, Inc.	1,051	30,479
Realogy Holdings Corp.	1,453	35,090
		70,364

TOTAL REAL ESTATE		690,038

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Inteliquent, Inc.	700	15,848
Vonage Holdings Corp. (a)	739	4,870
		20,718
UTILITIES - 1.5%
Electric Utilities - 0.8%
Entergy Corp.	450	30,929
FirstEnergy Corp.	1,100	34,419
Portland General Electric Co.	1,224	50,918
		116,266
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	1,604	17,885
The AES Corp.	1,700	19,465
		37,350
Multi-Utilities - 0.3%
NorthWestern Energy Corp.	781	43,814
Water Utilities - 0.1%
American Water Works Co., Inc.	139	10,073

TOTAL UTILITIES		207,503

TOTAL COMMON STOCKS
(Cost $11,506,605)		13,081,747

Equity Funds - 2.9%
Mid-Cap Blend Funds - 2.1%
Fidelity SAI Small-Mid Capital 500 Index Fund (b)	27,982	292,694
Sector Funds - 0.8%
Fidelity SAI Real Estate Index Fund (b)	10,967	116,141
TOTAL EQUITY FUNDS
(Cost $411,255)		408,835
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.33% to 0.41% 1/26/17 to 2/9/17 (c)
(Cost $19,987)	$20,000	19,986
	Shares

Money Market Funds - 4.5%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $631,314)	631,314	631,314
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $12,569,161)		14,141,882
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(65,891)
NET ASSETS - 100%		$14,075,991

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2 ICE Russell 2000 Index Contracts (United States)	Dec. 2016	264,460	$25,920

The face value of futures purchased as a percentage of Net Assets is 1.9%

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,986.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity SAI Real Estate Index Fund	$--	$129,339	$--	$284	$116,141
Fidelity SAI Small-Mid Capital 500 Index Fund	--	449,648	168,000	337	292,694
Total	$--	$578,987	$168,000	$621	$408,835

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,174,115	$2,174,115	$--	$--
Consumer Staples	289,292	289,292	--	--
Energy	534,202	528,025	6,177	--
Financials	2,195,331	2,195,331	--	--
Health Care	1,558,716	1,556,886	--	1,830
Industrials	2,594,063	2,594,063	--	--
Information Technology	2,173,781	2,173,781	--	--
Materials	643,988	643,988	--	--
Real Estate	690,038	690,038	--	--
Telecommunication Services	20,718	20,718	--	--
Utilities	207,503	207,503	--	--
Equity Funds	408,835	408,835	--	--
Other Short-Term Investments and Net Other Assets	19,986	--	19,986	--
Money Market Funds	631,314	631,314	--	--
Total Investments in Securities:	$14,141,882	$14,113,889	$26,163	$1,830
Derivative Instruments:
Assets
Futures Contracts	$25,920	$25,920	$--	$--
Total Assets	$25,920	$25,920	$--	$--
Total Derivative Instruments:	$25,920	$25,920	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $12,672,359. Net unrealized appreciation aggregated $1,469,523, of which $1,974,728 related to appreciated investment securities and $505,205 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2016

SIT-QTLY-0117
1.912869.106

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 38.7%
	Shares	Value
CONSUMER DISCRETIONARY - 3.2%
Auto Components - 0.4%
Brembo SpA	23,024	$1,320,147
Bridgestone Corp.	209,000	8,110,086
Compagnie Plastic Omnium	71,118	2,165,884
Continental AG	19,204	3,407,152
Faurecia SA	59,908	2,147,350
FCC Co. Ltd.	77,900	1,371,747
GKN PLC	7,588,515	29,377,928
Keihin Corp.	107,700	1,790,182
Koito Manufacturing Co. Ltd.	196,200	10,385,665
Motherson Sumi Systems Ltd.	288,005	1,298,941
Schaeffler AG	46,911	608,059
Valeo SA	177,058	9,872,525
		71,855,666
Automobiles - 0.2%
Fiat Chrysler Automobiles NV	170,000	1,313,472
Fuji Heavy Industries Ltd.	367,300	15,319,187
Maruti Suzuki India Ltd.	40,015	3,067,541
Renault SA	27,070	2,132,825
Toyota Motor Corp.	169,200	10,051,827
		31,884,852
Distributors - 0.1%
Inchcape PLC	776,200	5,909,639
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	200,762	2,218,456
Carnival PLC	612,407	30,937,109
Compass Group PLC	2,760,515	47,261,946
Crown Ltd.	82,209	711,659
Domino's Pizza UK & IRL PLC	303,877	1,330,738
Dominos Pizza Enterprises Ltd.	27,504	1,374,522
Gaming VC Holdings SA	134,584	1,097,913
Greene King PLC	95,179	816,943
InterContinental Hotel Group PLC	56,965	2,338,520
MGM China Holdings Ltd.	2,840,800	6,306,785
Paddy Power Betfair PLC	53,057	5,556,418
Sands China Ltd.	445,600	2,194,536
SKYCITY Entertainment Group Ltd.	189,065	528,889
Sodexo SA	41,289	4,516,047
The Star Entertainment Group Ltd.	596,963	2,322,138
TUI AG	1,023,465	13,450,520
Whitbread PLC	169,377	7,341,065
Yum China Holdings, Inc.	158,221	4,449,175
		134,753,379
Household Durables - 0.3%
Barratt Developments PLC	391,805	2,300,142
Bellway PLC	48,829	1,491,936
Electrolux AB (B Shares)	73,896	1,728,257
Fujitsu General Ltd.	63,000	1,246,030
Haseko Corp.	180,200	1,895,898
Husqvarna AB (B Shares)	169,496	1,254,294
Man Wah Holdings Ltd.	1,124,000	783,967
Nikon Corp.	846,100	12,584,052
Nobia AB	53,241	438,152
SEB SA	13,598	1,825,980
Sony Corp.	409,400	11,894,554
Sony Corp. sponsored ADR	59,787	1,738,008
Steinhoff International Holdings NV (Germany)	1,004,400	4,819,052
Techtronic Industries Co. Ltd.	2,255,000	8,794,398
		52,794,720
Internet & Direct Marketing Retail - 0.0%
ASOS PLC (a)	11,246	710,163
Trade Maine Group Ltd.	133,044	448,496
		1,158,659
Leisure Products - 0.0%
Yamaha Corp.	152,100	4,705,081
Media - 0.5%
Cineworld Group PLC	173,192	1,179,920
Grupo Televisa SA de CV (CPO) sponsored ADR	268,200	5,570,514
Informa PLC	651,123	5,291,380
ITV PLC	725,163	1,524,304
Naspers Ltd. Class N	45,885	6,678,438
Publicis Groupe SA	91,100	5,911,900
RTL Group SA	12,510	850,017
Sky Network Television Ltd.	291,698	989,521
SKY PLC	1,188,343	11,612,336
Technicolor SA	177,287	873,724
UBM PLC	910,121	8,124,934
Vivendi SA	762,267	14,505,656
West Australian Newspapers Holdings Ltd.	643,151	325,524
WPP PLC	884,845	18,870,994
WPP PLC ADR	17,882	1,899,784
		84,208,946
Multiline Retail - 0.1%
Debenhams PLC	913,233	633,021
Dollarama, Inc.	72,696	5,406,877
Harvey Norman Holdings Ltd.	457,092	1,602,913
Marks & Spencer Group PLC	214,587	880,604
Myer Holdings Ltd.	765,550	719,933
Ryohin Keikaku Co. Ltd.	26,500	5,240,710
		14,484,058
Specialty Retail - 0.4%
Dufry AG (a)	41,739	5,164,519
Esprit Holdings Ltd. (a)	10,247,500	8,389,303
Inditex SA	214,463	7,336,063
JB Hi-Fi Ltd.	89,675	1,834,622
Kingfisher PLC	2,263,492	9,958,573
Nitori Holdings Co. Ltd.	39,900	4,167,303
Shimamura Co. Ltd.	8,600	1,031,400
USS Co. Ltd.	1,226,700	19,852,647
WH Smith PLC	88,977	1,678,827
		59,413,257
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	20,055	2,954,774
Compagnie Financiere Richemont SA Series A	573,482	37,435,903
Hermes International SCA	8,081	3,335,074
Kering SA	7,710	1,675,146
LVMH Moet Hennessy - Louis Vuitton SA	108,693	19,779,544
Pandora A/S	58,726	6,989,049
		72,169,490

TOTAL CONSUMER DISCRETIONARY		533,337,747

CONSUMER STAPLES - 5.1%
Beverages - 0.8%
Asahi Group Holdings	254,500	8,330,784
Coca-Cola Amatil Ltd.	711,400	5,040,852
Coca-Cola Central Japan Co. Ltd.	354,800	7,561,744
Coca-Cola HBC AG	69,110	1,469,997
Davide Campari-Milano SpA	189,300	1,825,729
Davide Campari-Milano SpA	346,700	3,343,795
Diageo PLC	649,773	16,246,129
Diageo PLC sponsored ADR	58,514	5,923,957
Embotelladoras Arca S.A.B. de CV	463,795	2,447,006
Heineken Holding NV	192,800	13,545,638
Heineken NV (Bearer)	320,128	23,994,423
ITO EN Ltd.	395,200	13,131,806
Pernod Ricard SA	302,085	31,696,314
Takara Holdings, Inc.	91,300	840,290
		135,398,464
Food & Staples Retailing - 0.4%
Ahold Delhaize NV	547,706	10,802,848
Ahold Delhaize NV ADR	6,603	129,518
Ain Holdings, Inc.	19,200	1,352,028
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	69,715	3,217,176
Axfood AB	78,337	1,141,572
Bidcorp Ltd.	90,304	1,581,691
Colruyt NV	38,684	1,955,049
FamilyMart Co. Ltd.	73,700	4,639,202
J Sainsbury PLC	366,037	1,057,946
Jeronimo Martins SGPS SA	300,150	4,743,079
Metcash Ltd. (a)	506,522	772,298
Metro AG	367,279	10,975,204
Metro, Inc. Class A (sub. vtg.)	137,979	4,202,130
PriceSmart, Inc.	63,359	5,784,677
Seven & i Holdings Co. Ltd.	75,100	2,937,593
Spar Group Ltd.	142,700	1,920,913
Sundrug Co. Ltd.	151,100	10,587,146
Tesco PLC (a)	464,735	1,213,071
Tsuruha Holdings, Inc.	27,200	2,787,404
		71,800,545
Food Products - 1.6%
Ajinomoto Co., Inc.	127,000	2,484,307
Aryzta AG	469,540	20,006,366
Associated British Foods PLC	40,017	1,276,766
Bakkafrost	29,706	1,252,623
Barry Callebaut AG	1,393	1,653,734
Britannia Industries Ltd. (a)	29,253	1,293,946
Danone SA	1,171,431	73,372,639
Greencore Group PLC	435,629	1,586,122
Kerry Group PLC Class A	153,202	10,851,263
Leroy Seafood Group ASA	13,235	733,749
Nestle SA	2,067,779	139,158,778
Orkla ASA	158,462	1,412,696
Toyo Suisan Kaisha Ltd.	351,600	12,561,608
WH Group Ltd.	4,091,500	3,402,330
		271,046,927
Household Products - 0.8%
Colgate-Palmolive Co.	483,903	31,564,993
Henkel AG & Co. KGaA	7,305	743,794
Lion Corp.	90,000	1,469,602
Reckitt Benckiser Group PLC	999,049	84,393,285
Svenska Cellulosa AB (SCA) (B Shares)	227,527	6,068,834
		124,240,508
Personal Products - 0.6%
Asaleo Care Ltd.	249,630	284,452
Beiersdorf AG	25,306	2,067,329
Kao Corp.	752,200	34,868,771
Kobayashi Pharmaceutical Co. Ltd.	301,400	13,331,586
Kose Corp.	32,500	2,630,244
L'Oreal SA	135,707	23,163,671
Pola Orbis Holdings, Inc.	27,100	2,116,730
Unilever NV (Certificaten Van Aandelen) (Bearer)	132,009	5,263,168
Unilever PLC	182,800	7,271,992
Unilever PLC sponsored ADR	94,768	3,788,825
		94,786,768
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	1,425,370	78,025,080
sponsored ADR	51,058	5,567,364
Imperial Tobacco Group PLC	341,857	14,684,022
Japan Tobacco, Inc.	1,399,100	48,504,818
KT&G Corp.	74,010	6,599,198
Swedish Match Co. AB	12,927	403,391
		153,783,873

TOTAL CONSUMER STAPLES		851,057,085

ENERGY - 2.0%
Energy Equipment & Services - 0.1%
Core Laboratories NV	47,783	5,340,228
FMC Technologies, Inc. (a)	158,800	5,440,488
John Wood Group PLC	107,414	1,106,082
Petrofac Ltd.	196,782	1,956,167
Schoeller-Bleckmann Oilfield Equipment AG	5,319	377,927
Subsea 7 SA (a)	124,635	1,455,151
Technip SA	62,693	4,342,857
Vallourec SA (a)	128,414	723,914
		20,742,814
Oil, Gas & Consumable Fuels - 1.9%
Bharat Petroleum Corp. Ltd.	221,940	2,076,181
BP PLC	3,692,548	21,420,585
BP PLC sponsored ADR	282,240	9,881,222
Cairn Energy PLC (a)	2,906,455	7,614,949
Canadian Natural Resources Ltd.	230,655	7,783,512
CNOOC Ltd.	22,586,000	29,730,459
Enbridge, Inc.	365,203	15,360,656
Encana Corp.	1,310,362	16,456,344
Eni SpA	1,451,737	20,311,269
Etablissements Maurel & Prom (a)	164,327	717,547
Euronav NV	51,536	384,910
Galp Energia SGPS SA Class B	761,164	10,297,777
Gazprom OAO sponsored ADR (Reg. S)	563,441	2,596,900
Gran Tierra Energy, Inc. (Canada) (a)	252,282	721,181
Idemitsu Kosan Co. Ltd.	30,400	699,802
INPEX Corp.	1,131,000	11,066,748
JX Holdings, Inc.	118,800	460,431
Lukoil PJSC sponsored ADR	60,421	2,960,629
Neste Oyj	47,287	1,942,039
Oil Search Ltd. ADR	1,347,992	6,475,361
Petroleo Brasileiro SA - Petrobras (ON) (a)	298,600	1,630,710
Repsol YPF SA	165,986	2,216,595
Rosneft Oil Co. OJSC GDR (Reg. S)	471,016	2,477,544
Royal Dutch Shell PLC:
Class A (Netherlands)	938,000	23,917,976
Class B sponsored ADR	37,646	2,039,284
Class B (United Kingdom)	1,781,899	47,384,413
Total SA	1,254,930	59,832,318
		308,457,342

TOTAL ENERGY		329,200,156

FINANCIALS - 7.3%
Banks - 3.4%
ABN AMRO Group NV GDR	423,542	9,157,376
Banco de Sabadell SA	932,157	1,162,813
Banco do Brasil SA	244,500	2,060,363
Bank Leumi le-Israel BM (a)	182,262	742,121
Bank of Ireland (a)	18,192,462	3,875,537
Bankinter SA	743,006	5,584,772
Barclays PLC	20,868,619	56,190,257
Barclays PLC sponsored ADR	293,545	3,155,609
BNP Paribas SA	1,064,602	61,809,284
CaixaBank SA	5,107,345	14,847,913
CaixaBank SA rights 12/6/16 (a)	5,107,345	211,108
Chiba Bank Ltd.	797,000	4,814,644
Concordia Financial Group Ltd.	408,900	1,918,301
Credicorp Ltd. (United States)	25,978	4,070,493
Credit Agricole SA	342,423	3,865,066
DBS Group Holdings Ltd.	857,500	10,438,645
DNB ASA	1,901,063	28,001,139
Dubai Islamic Bank Pakistan Ltd.	1,927,950	2,750,615
HDFC Bank Ltd.	245,364	4,909,637
HDFC Bank Ltd. sponsored ADR	181,075	11,682,959
HSBC Holdings PLC:
(Hong Kong)	858,100	6,779,625
(United Kingdom)	550,400	4,362,785
IndusInd Bank Ltd.	279,688	4,425,725
Industrial & Commercial Bank of China Ltd. (H Shares)	15,769,000	9,656,772
ING Groep NV (Certificaten Van Aandelen)	2,182,118	29,649,108
Intesa Sanpaolo SpA	8,062,633	17,767,700
Jyske Bank A/S (Reg.)	99,167	4,328,099
KBC Groep NV	332,846	19,959,548
Lloyds Banking Group PLC	49,451,010	35,715,229
Mebuki Financial Group, Inc.	1,627,610	6,010,439
Mediobanca SpA	1,301,200	8,977,790
Mitsubishi UFJ Financial Group, Inc.	2,596,300	15,611,365
Natixis SA	305,423	1,538,235
North Pacific Bank Ltd.	1,170,900	4,663,252
PT Bank Central Asia Tbk	6,749,600	7,113,328
Resona Holdings, Inc.	1,893,000	9,245,643
Societe Generale Series A	151,324	6,492,243
Sumitomo Mitsui Financial Group, Inc.	2,103,400	79,328,197
Svenska Handelsbanken AB (A Shares)	1,583,179	21,972,385
Swedbank AB (A Shares)	623,308	14,388,502
Sydbank A/S	131,494	3,867,829
The Chugoku Bank Ltd.	63,000	864,358
The Hachijuni Bank Ltd.	781,000	4,252,644
The Toronto-Dominion Bank	328,118	15,527,776
Turkiye Garanti Bankasi A/S	1,279,928	2,715,800
UniCredit SpA	978,609	2,097,175
Yamaguchi Financial Group, Inc.	102,000	1,074,131
Yapi ve Kredi Bankasi A/S (a)	879,812	798,968
Yes Bank Ltd.	158,247	2,702,116
		573,135,419
Capital Markets - 1.1%
3i Group PLC	414,142	3,570,222
Azimut Holding SpA	427,405	6,378,032
Banca Generali SpA	119,884	2,522,122
BM&F BOVESPA SA	1,043,100	5,122,896
Brookfield Asset Management, Inc.	162,783	5,420,674
Brookfield Asset Management, Inc. Class A	80,355	2,675,708
Daiwa Securities Group, Inc.	3,165,100	19,399,154
Deutsche Borse AG	24,442	1,893,904
Deutsche Borse AG (a)	127,200	10,279,485
GAM Holding Ltd.	318,300	3,111,933
IG Group Holdings PLC	1,131,969	11,904,166
Intermediate Capital Group PLC	276,553	2,346,037
Julius Baer Group Ltd.	287,353	12,669,382
Jupiter Fund Management PLC	219,712	1,180,711
Macquarie Group Ltd.	251,464	15,547,156
Nihon M&A Center, Inc.	42,800	1,169,719
Partners Group Holding AG	18,854	9,160,889
Tai Fook Securities Group Ltd.	1,700,000	1,170,373
UBS Group AG	3,963,120	63,031,032
		178,553,595
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	702,500	11,828,781
Cembra Money Bank AG	19,332	1,428,937
Credit Saison Co. Ltd.	78,100	1,418,176
		14,675,894
Diversified Financial Services - 0.5%
AMP Ltd.	2,081,664	7,209,258
Cerved Information Solutions SpA	354,439	2,864,348
Challenger Ltd.	1,447,800	11,358,151
Element Financial Corp.	498,497	4,156,306
First Pacific Co. Ltd.	6,144,000	4,316,999
Groupe Bruxelles Lambert SA	98,500	8,085,410
Investor AB:
(A Shares)	28,185	936,057
(B Shares)	327,000	11,044,423
ORIX Corp.	1,769,200	28,117,069
RMB Holdings Ltd.	305,262	1,353,106
Uniper SE (a)	40,711	507,200
Zenkoku Hosho Co. Ltd.	38,800	1,325,272
		81,273,599
Insurance - 2.2%
Admiral Group PLC	113,308	2,695,066
AEGON NV	495,120	2,513,896
Ageas	33,158	1,237,543
AIA Group Ltd.	5,593,000	34,106,736
Allianz SE	47,900	7,611,841
Aon PLC	118,235	13,490,614
Assicurazioni Generali SpA	172,319	2,176,977
Aviva PLC	7,942,057	44,394,445
AXA SA	824,276	19,372,517
BB Seguridade Participacoes SA	522,400	4,369,745
Delta Lloyd NV	1,236,200	7,118,244
Euler Hermes SA	48,298	4,056,699
Fairfax Financial Holdings Ltd. (sub. vtg.)	67,160	31,913,624
Gjensidige Forsikring ASA	228,711	3,658,860
Hannover Reuck SE	13,801	1,464,893
Hiscox Ltd.	1,356,121	17,765,272
Intact Financial Corp.	42,237	2,939,894
Jardine Lloyd Thompson Group PLC	439,057	5,268,248
Manulife Financial Corp.	255,000	4,440,147
MS&AD Insurance Group Holdings, Inc.	404,200	12,814,656
Muenchener Rueckversicherungs AG	21,075	3,839,529
NN Group NV	93,639	3,010,049
PICC Property & Casualty Co. Ltd. (H Shares)	2,080,000	3,486,108
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,838,000	10,165,693
Prudential PLC	1,897,756	36,640,465
Sanlam Ltd.	472,151	2,068,375
Storebrand ASA (A Shares) (a)	428,214	2,238,219
Swiss Re Ltd.	156,979	14,451,888
Talanx AG	190,700	6,056,328
Tokio Marine Holdings, Inc.	222,500	9,748,855
Unipol Gruppo Finanziario SpA	211,697	654,254
Zurich Insurance Group AG	181,696	47,604,545
		363,374,225
Thrifts & Mortgage Finance - 0.0%
Aareal Bank AG	47,673	1,691,871
Genworth Mortgage Insurance Ltd.	140,488	317,280
		2,009,151

TOTAL FINANCIALS		1,213,021,883

HEALTH CARE - 2.8%
Biotechnology - 0.2%
Actelion Ltd.	85,929	16,565,441
Shire PLC	150,061	8,739,361
Shire PLC sponsored ADR	20,133	3,515,222
		28,820,024
Health Care Equipment & Supplies - 0.2%
ASAHI INTECC Co. Ltd.	27,700	1,085,975
bioMerieux SA	10,321	1,434,612
Cochlear Ltd.	2,778	242,789
DiaSorin S.p.A.	325	17,533
Fisher & Paykel Healthcare Corp.	303,390	1,757,561
Nihon Kohden Corp.	561,300	12,743,525
Smith & Nephew PLC sponsored ADR	93,658	2,666,443
Straumann Holding AG	4,996	1,791,130
Terumo Corp.	509,900	18,146,485
Ypsomed Holding AG	3,197	596,824
		40,482,877
Health Care Providers & Services - 0.1%
Orpea	18,376	1,419,786
Ryman Healthcare Group Ltd.	139,426	863,988
Sonic Healthcare Ltd.	493,300	7,933,856
		10,217,630
Health Care Technology - 0.0%
M3, Inc.	98,800	2,570,530
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	4,343	1,900,779
Gerresheimer AG	18,147	1,324,199
ICON PLC (a)	43,674	3,303,501
Lonza Group AG	30,370	5,424,601
		11,953,080
Pharmaceuticals - 2.2%
Aspen Pharmacare Holdings Ltd.	23,386	481,641
Astellas Pharma, Inc.	1,020,200	14,224,833
AstraZeneca PLC sponsored ADR	62,227	1,626,614
Bayer AG	415,843	39,161,374
Daiichi Sankyo Kabushiki Kaisha	186,900	3,933,261
Dainippon Sumitomo Pharma Co. Ltd.	117,000	1,922,297
GlaxoSmithKline PLC	984,298	18,367,866
GlaxoSmithKline PLC sponsored ADR	84,928	3,209,429
Ipsen SA	22,599	1,531,702
Merck KGaA	93,100	9,328,454
Novartis AG	1,273,715	87,786,704
Otsuka Holdings Co. Ltd.	116,100	4,760,004
Recordati SpA	52,045	1,417,058
Roche Holding AG (participation certificate)	387,368	86,216,975
Rohto Pharmaceutical Co. Ltd.	232,000	3,305,714
Sanofi SA	489,343	39,439,277
Santen Pharmaceutical Co. Ltd.	2,312,500	28,472,818
Sawai Pharmaceutical Co. Ltd.	21,200	1,142,665
Shionogi & Co. Ltd.	296,200	14,134,562
Teva Pharmaceutical Industries Ltd. sponsored ADR	409,400	15,434,380
		375,897,628

TOTAL HEALTH CARE		469,941,769

INDUSTRIALS - 6.8%
Aerospace & Defense - 0.3%
Airbus Group NV	103,284	6,585,430
BAE Systems PLC	1,632,627	12,266,671
Cobham PLC	7,022,269	14,435,830
Elbit Systems Ltd. (Israel)	5,139	520,164
Meggitt PLC	228,972	1,353,378
MTU Aero Engines Holdings AG	31,972	3,360,427
QinetiQ Group PLC	234,119	711,819
Rolls-Royce Holdings PLC	375,356	3,172,889
Saab AB (B Shares)	18,196	675,534
Thales SA	118,552	11,575,889
		54,658,031
Air Freight & Logistics - 0.3%
Bollore Group	386,000	1,266,580
Deutsche Post AG	147,284	4,603,358
PostNL NV (a)	2,108,888	10,393,238
Yamato Holdings Co. Ltd.	1,887,300	38,119,222
		54,382,398
Airlines - 0.3%
Air France KLM (Reg.) (a)	163,670	882,767
Air New Zealand Ltd.	211,309	323,242
Deutsche Lufthansa AG	113,842	1,475,013
EL AL Israel Airlines Ltd.	468,062	381,164
Japan Airlines Co. Ltd.	1,220,700	36,447,233
Qantas Airways Ltd.	329,417	801,859
Ryanair Holdings PLC sponsored ADR	58,345	4,658,265
		44,969,543
Building Products - 0.4%
AFG Arbonia-Forster-Holding AG (a)	20,715	317,846
Asahi Glass Co. Ltd.	414,000	2,718,751
ASSA ABLOY AB (B Shares)	217,076	4,101,665
Compagnie de St. Gobain	65,004	2,819,507
Daikin Industries Ltd.	369,400	35,121,696
Geberit AG (Reg.)	24,493	9,696,501
Kaba Holding AG (B Shares) (Reg.)	1,916	1,384,186
Kingspan Group PLC (Ireland)	78,174	2,087,888
LIXIL Group Corp.	80,100	1,802,268
Nichias Corp.	3,000	29,198
Toto Ltd.	359,000	13,968,258
		74,047,764
Commercial Services & Supplies - 0.6%
Babcock International Group PLC	165,288	1,975,020
Berendsen PLC	27,901	309,126
Brambles Ltd.	6,684,199	58,088,772
China Everbright International Ltd.	1,036,000	1,255,515
Downer Edi Ltd.	260,460	1,084,381
Edenred SA	54,836	1,156,256
Intrum Justitia AB	63,810	1,932,399
ISS Holdings A/S	79,643	2,722,702
Park24 Co. Ltd.	77,200	2,207,026
Prosegur Compania de Seguridad SA (Reg.)	201,296	1,250,193
Regus PLC	179,563	523,479
Rentokil Initial PLC	930,460	2,496,027
Secom Co. Ltd.	280,500	20,643,807
Securitas AB (B Shares)	21,343	313,568
Toppan Printing Co. Ltd.	58,000	532,097
		96,490,368
Construction & Engineering - 0.2%
ACS Actividades de Construccion y Servicios SA	23,852	702,392
Balfour Beatty PLC	4,102,352	13,740,674
Carillion PLC	149,939	463,006
Hochtief AG	9,477	1,347,931
Koninklijke Boskalis Westminster NV	155,700	4,859,799
Taisei Corp.	500,000	3,640,340
VINCI SA	224,849	14,591,489
Voltas Ltd. (a)	246,101	1,131,323
		40,476,954
Electrical Equipment - 1.2%
ABB Ltd. (Reg.)	2,146,742	43,756,548
Fuji Electric Co. Ltd.	587,000	2,923,736
Legrand SA	521,649	29,163,876
Mabuchi Motor Co. Ltd.	25,600	1,450,665
Mitsubishi Electric Corp.	213,000	2,991,191
Nexans SA (a)	50,516	2,637,350
Nidec Corp.	16,500	1,499,133
Prysmian SpA	279,486	6,685,533
Schneider Electric SA	1,523,755	101,141,802
Vestas Wind Systems A/S	121,933	8,045,093
		200,294,927
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	90,304	1,044,454
CK Hutchison Holdings Ltd.	861,100	10,491,066
DCC PLC (United Kingdom)	47,600	3,650,851
Koninklijke Philips Electronics NV	685,799	19,686,316
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	51,000	1,459,110
Siemens AG	198,068	22,326,981
Toshiba Corp. (a)	337,000	1,266,357
		59,925,135
Machinery - 1.4%
Alfa Laval AB	824,012	12,365,362
Amada Holdings Co. Ltd.	130,700	1,472,457
Atlas Copco AB:
(A Shares)	115,438	3,492,128
(B Shares)	107,961	2,901,888
Bodycote PLC	75,821	543,589
CKD Corp.	62,900	769,532
Daifuku Co. Ltd.	91,200	1,783,422
Eicher Motors Ltd.	4,657	1,465,434
Fanuc Corp.	120,000	20,481,008
GEA Group AG	752,721	28,057,619
Glory Ltd.	125,500	4,140,169
IMI PLC	1,239,836	15,047,443
Interpump Group SpA	128,351	2,066,338
Kawasaki Heavy Industries Ltd.	682,000	2,199,730
KION Group AG	27,347	1,550,049
Komatsu Ltd.	1,450,000	34,109,543
Kone Oyj (B Shares)	222,342	9,793,580
Kubota Corp.	1,115,300	17,196,060
Makino Milling Machine Co. Ltd.	77,000	554,337
Makita Corp.	46,000	3,144,415
Metso Corp.	41,597	1,177,112
Mitsubishi Heavy Industries Ltd.	1,867,800	8,426,813
Nordson Corp.	126,219	13,471,354
Sandvik AB	71,902	851,336
Schindler Holding AG:
(participation certificate)	108,051	19,193,479
(Reg.)	5,814	1,020,181
SKF AB (B Shares)	26,692	480,426
SMC Corp.	10,500	3,041,775
Spirax-Sarco Engineering PLC	284,225	15,188,629
Wartsila Corp.	67,522	2,846,068
		228,831,276
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	2,250	2,972,282
Professional Services - 0.6%
Adecco SA (Reg.)	30,141	1,857,316
Experian PLC	787,016	14,869,188
Intertek Group PLC	279,583	11,505,391
Recruit Holdings Co. Ltd.	91,100	3,505,602
RELX NV	2,502,178	40,298,361
RELX PLC	40,102	689,915
SGS SA (Reg.)	9,408	18,904,833
Temp Holdings Co., Ltd.	96,400	1,497,468
Wolters Kluwer NV	69,168	2,493,928
		95,622,002
Road & Rail - 0.3%
Canadian National Railway Co.	116,500	7,788,927
Central Japan Railway Co.	13,900	2,294,798
DSV de Sammensluttede Vognmaend A/S	120,150	5,406,480
East Japan Railway Co.	498,400	42,989,299
		58,479,504
Trading Companies & Distributors - 0.6%
AerCap Holdings NV (a)	44,465	1,905,325
Ashtead Group PLC	86,831	1,702,435
Brenntag AG	234,413	12,338,903
Bunzl PLC	1,150,017	29,641,366
Hanwa Co. Ltd.	113,000	739,598
Itochu Corp.	269,500	3,722,678
Kloeckner & Co. AG (a)	134,788	1,423,408
Misumi Group, Inc.	339,900	6,152,081
Mitsubishi Corp.	786,100	17,199,050
Mitsui & Co. Ltd.	109,700	1,493,986
Noble Group Ltd. (a)	28,888,800	3,208,273
Rexel SA	521,700	8,067,157
Sojitz Corp.	145,700	373,948
Wolseley PLC	148,126	8,607,028
		96,575,236
Transportation Infrastructure - 0.2%
Aena SA	140,883	18,679,288
China Merchants Holdings International Co. Ltd.	3,902,840	9,801,756
		28,481,044

TOTAL INDUSTRIALS		1,136,206,464

INFORMATION TECHNOLOGY - 4.9%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson:
(B Shares)	1,736,075	8,909,890
(B Shares) sponsored ADR	194,070	993,638
		9,903,528
Electronic Equipment & Components - 0.9%
Alps Electric Co. Ltd.	114,000	2,942,539
China High Precision Automation Group Ltd. (a)	1,073,000	1
Flextronics International Ltd. (a)	491,400	6,997,536
Halma PLC	1,348,526	15,911,010
Hirose Electric Co. Ltd.	131,700	15,982,725
Hitachi High-Technologies Corp.	62,200	2,490,330
Hitachi Ltd.	10,705,700	58,229,533
Jenoptik AG	25,922	436,278
Keyence Corp.	16,100	11,135,453
Kyocera Corp.	41,300	1,989,120
LG Display Co. Ltd.	15,091	358,462
Murata Manufacturing Co. Ltd.	200	27,633
Nippon Electric Glass Co. Ltd.	157,000	848,229
OMRON Corp.	383,400	14,347,660
Renishaw PLC	40,613	1,260,212
Spectris PLC	364,329	9,312,984
TDK Corp.	44,100	3,023,474
Truly International Holdings Ltd.	3,200,000	1,274,802
Yokogawa Electric Corp.	387,200	5,444,723
		152,012,704
Internet Software & Services - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	109,930	10,335,619
Auto Trader Group PLC	65,784	328,989
Baidu.com, Inc. sponsored ADR (a)	139,200	23,239,440
Carsales.com Ltd.	151,150	1,173,804
Just Eat Holding Ltd. (a)	733,022	5,369,955
MercadoLibre, Inc.	24,728	3,902,573
Moneysupermarket.com Group PLC	285,016	945,022
NAVER Corp.	10,982	7,442,104
Tencent Holdings Ltd.	172,800	4,302,874
		57,040,380
IT Services - 0.9%
Amadeus IT Holding SA Class A	1,082,559	49,060,693
Atos Origin SA	67,210	6,947,308
Bechtle AG	17,912	1,668,127
Capgemini SA	23,074	1,821,896
CGI Group, Inc. Class A (sub. vtg.) (a)	124,053	5,876,195
Cognizant Technology Solutions Corp. Class A (a)	297,533	16,388,118
Fujitsu Ltd.	761,000	4,584,046
HCL Technologies Ltd.	204,410	2,392,485
IT Holdings Corp.	62,100	1,321,840
Luxoft Holding, Inc. (a)	20,495	1,124,151
MasterCard, Inc. Class A	150,219	15,352,382
Nomura Research Institute Ltd.	891,700	30,602,736
OBIC Co. Ltd.	237,100	10,546,822
Paysafe Group PLC (a)	492,995	2,393,938
SCSK Corp.	51,600	1,806,021
Wirecard AG	38,442	1,715,066
		153,601,824
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices, Inc.	275,339	20,441,167
ASM International NV (Netherlands)	98,499	4,184,118
ASML Holding NV	8,816	909,194
Broadcom Ltd.	45,634	7,780,141
Infineon Technologies AG	1,842,204	30,782,421
Mellanox Technologies Ltd. (a)	128,115	5,310,367
NVIDIA Corp.	414,757	38,240,595
ROHM Co. Ltd.	63,500	3,530,246
Screen Holdings Co. Ltd.	16,000	969,185
SK Hynix, Inc.	220,910	8,047,928
SMA Solar Technology AG	28,266	684,085
STMicroelectronics NV	318,832	3,254,029
STMicroelectronics NV	170,542	1,738,399
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,396,491	71,151,818
Texas Instruments, Inc.	253,796	18,763,138
Tokyo Electron Ltd.	38,400	3,562,708
Xinyi Solar Holdings Ltd.	3,138,000	1,072,094
		220,421,633
Software - 0.7%
ANSYS, Inc. (a)	12,922	1,215,056
Cadence Design Systems, Inc. (a)	948,400	24,923,952
Check Point Software Technologies Ltd. (a)	276,209	22,740,287
Constellation Software, Inc.	7,703	3,592,248
Dassault Systemes SA	159,830	12,199,887
LINE Corp. ADR	35,358	1,368,001
Micro Focus International PLC	115,739	3,056,995
Oracle Corp. Japan	22,300	1,119,728
Playtech Ltd.	164,316	1,766,037
Sage Group PLC	533,682	4,390,410
SAP AG	464,560	38,797,446
Square Enix Holdings Co. Ltd.	166,300	4,211,767
Ubisoft Entertainment SA (a)	30,484	1,060,849
		120,442,663
Technology Hardware, Storage & Peripherals - 0.6%
Brother Industries Ltd.	131,600	2,289,580
Canon, Inc.	120,100	3,464,106
Fujifilm Holdings Corp.	299,100	11,243,268
Konica Minolta, Inc.	269,000	2,612,661
Logitech International SA (Reg.)	57,396	1,414,153
NEC Corp.	3,816,700	10,084,642
Neopost SA	172,522	5,106,929
Ricoh Co. Ltd.	140,700	1,148,756
Samsung Electronics Co. Ltd.	43,396	64,343,601
Seiko Epson Corp.	149,000	3,039,973
		104,747,669

TOTAL INFORMATION TECHNOLOGY		818,170,401

MATERIALS - 3.2%
Chemicals - 2.0%
Akzo Nobel NV	1,133,116	70,566,823
Arkema SA	119,285	11,426,220
Asahi Kasei Corp.	786,000	7,100,366
BASF AG	305,398	26,214,525
Clariant AG (Reg.)	238,045	3,846,837
Covestro AG	16,144	1,037,393
Croda International PLC	356,746	14,560,283
CSM NV (exchangeable)	30,065	745,627
Denki Kagaku Kogyo KK	1,568,000	7,007,184
DuluxGroup Ltd.	168,953	728,930
Evonik Industries AG	126,500	3,527,409
Givaudan SA	16,546	29,488,888
HEXPOL AB (B Shares)	151,270	1,267,855
Incitec Pivot Ltd.	168,776	391,556
Israel Chemicals Ltd.	133,052	510,496
Johnson Matthey PLC	163,526	6,404,097
K&S AG	62,875	1,275,786
Kemira Oyj	44,023	534,232
Koninklijke DSM NV	38,400	2,328,753
Kuraray Co. Ltd.	686,700	9,857,798
Lanxess AG	20,091	1,239,066
Linde AG	237,672	39,598,157
Mitsubishi Chemical Holdings Corp.	198,600	1,276,046
Mitsui Chemicals, Inc.	68,000	320,282
Nippon Paint Holdings Co. Ltd.	264,300	8,502,276
Nissan Chemical Industries Co. Ltd.	72,200	2,425,804
Nitto Denko Corp.	31,500	2,202,293
Nufarm Ltd.	123,686	779,395
Orica Ltd.	1,374,834	17,209,126
Sanyo Chemical Industries Ltd.	8,400	357,577
Shin-Etsu Chemical Co. Ltd.	30,800	2,308,422
Sika AG	1,404	6,812,169
Solvay SA Class A	14,773	1,687,059
Sumitomo Chemical Co. Ltd.	199,000	927,663
Symrise AG	461,550	27,936,714
Syngenta AG (Switzerland)	22,171	8,484,225
Tokuyama Corp. (a)	164,000	652,065
Toray Industries, Inc.	279,000	2,290,658
UPL Ltd. (a)	162,669	1,500,634
Victrex PLC	65,300	1,401,213
		326,731,902
Construction Materials - 0.1%
Anhui Conch Cement Co. Ltd. (H Shares)	499,000	1,444,279
CRH PLC	276,060	9,197,271
CRH PLC sponsored ADR	108,424	3,589,919
Fletcher Building Ltd.	242,755	1,767,328
HeidelbergCement Finance AG	19,578	1,755,636
James Hardie Industries PLC CDI	93,611	1,432,766
Lafargeholcim Ltd. (Reg.)	88,419	4,683,154
		23,870,353
Containers & Packaging - 0.1%
Billerud AB	78,284	1,300,376
Huhtamaki Oyj	82,851	3,117,242
Orora Ltd.	407,567	831,180
Pact Group Holdings Ltd.	116,077	557,441
RPC Group PLC	71,380	961,876
Smurfit Kappa Group PLC	411,708	9,381,498
Toyo Seikan Group Holdings Ltd.	62,500	1,192,398
		17,342,011
Metals & Mining - 0.9%
Aperam	51,765	2,317,967
ArcelorMittal SA:
(Netherlands) (a)	1,701,578	12,804,530
Class A unit (a)	423,610	3,206,728
Aurubis AG	9,519	504,083
Barrick Gold Corp.	105,400	1,581,039
BHP Billiton Ltd.	308,000	5,756,474
BHP Billiton PLC	996,652	16,408,741
BHP Billiton PLC ADR	313,546	10,384,644
BlueScope Steel Ltd.	270,280	1,792,709
Boliden AB	233,607	6,033,438
Evraz PLC (a)	370,124	1,110,512
First Quantum Minerals Ltd.	114,500	1,307,549
Fortescue Metals Group Ltd.	646,763	2,767,491
Glencore Xstrata PLC (a)	2,173,163	7,594,339
Grupo Mexico SA de CV Series B	166,649	455,985
HudBay Minerals, Inc.	116,100	783,046
Hyundai Steel Co.	7,744	328,154
Iluka Resources Ltd.	1,172,148	5,267,706
JFE Holdings, Inc.	180,300	2,680,263
Kobe Steel Ltd.	87,200	834,997
Lundin Mining Corp. (a)	197,800	970,373
Mineral Resources Ltd.	44,233	409,566
Mitsubishi Materials Corp.	30,100	903,392
Mitsui Mining & Smelting Co. Ltd.	167,000	393,659
MMC Norilsk Nickel PJSC sponsored ADR	79,051	1,326,476
Nippon Light Metal Holding Co. Ltd.	215,200	484,107
Nippon Steel & Sumitomo Metal Corp.	162,200	3,533,542
Northern Star Resources Ltd.	195,139	507,424
Outokumpu Oyj (A Shares) (a)	50,338	388,927
POSCO sponsored ADR	17,604	940,582
Rio Tinto Ltd.	465,629	19,692,449
Rio Tinto PLC	491,435	18,542,314
Rio Tinto PLC sponsored ADR	80,067	3,035,340
Salzgitter AG	50,360	1,645,522
Sanyo Special Steel Co. Ltd.	70,000	354,348
Sims Metal Management Ltd.	175,147	1,605,682
South32 Ltd.	2,739,000	5,428,051
SSAB Svenskt Stal AB (B Shares) (a)	143,449	465,834
Sumitomo Metal Mining Co. Ltd.	111,000	1,497,854
Teck Resources Ltd. Class B (sub. vtg.)	217,335	5,502,541
Thyssenkrupp AG	169,594	3,850,121
Voestalpine AG	51,604	1,955,530
Yamana Gold, Inc.	244,900	731,072
Yamana Gold, Inc. rights 12/21/16 (a)	15,306	3,760
		158,088,861
Paper & Forest Products - 0.1%
Mondi PLC	54,803	1,119,740
Nippon Paper Industries Co. Ltd.	70,100	1,221,414
Portucel Industrial Empresa Produtora de Celulosa SA	116,063	360,909
Stora Enso Oyj (R Shares)	339,168	3,272,949
UPM-Kymmene Corp.	206,130	4,718,885
		10,693,897

TOTAL MATERIALS		536,727,024

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.1%
British Land Co. PLC	868,600	6,428,377
Goodman Group unit	300,421	1,478,967
Land Securities Group PLC	108,530	1,317,190
Nippon Prologis REIT, Inc.	673	1,395,017
Vicinity Centers unit	1,267,225	2,726,925
Westfield Corp. unit (a)	1,943,365	13,087,269
		26,433,745
Real Estate Management & Development - 0.7%
Cheung Kong Property Holdings Ltd.	1,227,600	8,403,991
China Overseas Land and Investment Ltd.	2,016,000	5,822,007
Daito Trust Construction Co. Ltd.	16,000	2,493,594
Daiwa House Industry Co. Ltd.	135,700	3,906,790
Deutsche Wohnen AG (Bearer)	809,079	24,919,019
Fabege AB	82,510	1,304,372
Hufvudstaden AB Series A	86,134	1,311,230
LEG Immobilien AG	291,482	22,088,295
Mitsui Fudosan Co. Ltd.	539,000	12,942,037
Nexity	26,174	1,209,903
Savills PLC	191,554	1,605,805
TAG Immobilien AG	435,642	5,457,473
Vonovia SE	766,948	24,735,021
Wihlborgs Fastigheter AB	49,629	901,876
		117,101,413

TOTAL REAL ESTATE		143,535,158

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.3%
Bezeq The Israel Telecommunication Corp. Ltd.	10,052	18,575
BT Group PLC	2,223,384	9,917,160
Hellenic Telecommunications Organization SA	481,389	4,387,721
Nippon Telegraph & Telephone Corp.	350,800	14,081,513
Nippon Telegraph & Telephone Corp. sponsored ADR	79,288	3,188,170
Spark New Zealand Ltd.	646,768	1,664,979
TDC A/S	1,754,000	8,924,467
Telenor ASA	109,954	1,622,337
		43,804,922
Wireless Telecommunication Services - 1.4%
China Mobile Ltd.	3,431,517	37,475,504
KDDI Corp.	3,808,100	99,716,672
Millicom International Cellular SA (depository receipt)	28,146	1,188,365
NTT DOCOMO, Inc.	165,300	3,784,834
SK Telecom Co. Ltd.	168,230	32,226,133
SoftBank Corp.	418,600	25,034,710
Vodafone Group PLC	13,908,916	33,600,315
Vodafone Group PLC sponsored ADR	32,151	785,770
		233,812,303

TOTAL TELECOMMUNICATION SERVICES		277,617,225

UTILITIES - 0.9%
Electric Utilities - 0.2%
Enel SpA	2,719,368	10,979,895
Infratil Ltd.	204,197	403,468
Korea Electric Power Corp.	13,942	549,161
Korea Electric Power Corp. sponsored ADR	104,391	2,065,898
Scottish & Southern Energy PLC	994,697	18,324,584
		32,323,006
Gas Utilities - 0.1%
APA Group unit	1,346,333	7,907,705
China Resource Gas Group Ltd.	2,598,000	7,703,732
ENN Energy Holdings Ltd.	488,000	2,246,065
Gas Natural SDG SA	132,714	2,271,609
Italgas SpA (a)	208,441	745,813
Rubis	18,207	1,487,389
		22,362,313
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co. Ltd.	143,300	3,169,956
ENGIE Brasil Energia SA	113,600	1,204,169
		4,374,125
Multi-Utilities - 0.5%
E.ON AG	407,117	2,686,844
Engie	4,402,223	54,355,359
National Grid PLC	737,213	8,378,294
RWE AG (a)	77,157	969,850
Veolia Environnement SA	655,000	11,318,960
		77,709,307
Water Utilities - 0.1%
Guangdong Investment Ltd.	7,049,200	9,869,698
United Utilities Group PLC	128,198	1,416,344
		11,286,042

TOTAL UTILITIES		148,054,793

TOTAL COMMON STOCKS
(Cost $5,931,092,908)		6,456,869,705

Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Hyundai Motor Co.	81,300	6,614,050
Porsche Automobil Holding SE (Germany)	42,382	2,148,455
Volkswagen AG	422,642	54,558,742
		63,321,247
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Ambev SA sponsored ADR	1,135,160	5,664,448
Household Products - 0.3%
Henkel AG & Co. KGaA	357,634	41,428,897

TOTAL CONSUMER STAPLES		47,093,345

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	145,000	685,974
sponsored ADR (a)	403,031	4,380,947
		5,066,921
FINANCIALS - 0.1%
Banks - 0.1%
Banco Bradesco SA (PN) sponsored ADR	218,349	1,888,719
Itau Unibanco Holding SA	447,670	4,688,420
Itau Unibanco Holding SA sponsored ADR	329,182	3,403,742
		9,980,881
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	18,062	1,341,925
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	17,266,376	21,604
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $133,987,786)		126,825,923

Equity Funds - 53.5%
Diversified Emerging Markets Funds - 1.2%
iShares MSCI Australia ETF	9,767,617	199,650,091
Matthews Pacific Tiger Fund Investor Class	18,350	442,235

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		200,092,326

Europe Stock Funds - 3.4%
Henderson European Focus Fund Class A	38	1,106
iShares Europe ETF	3,593,972	133,623,879
iShares MSCI Italy Capped ETF	3,716,617	80,836,420
iShares MSCI Spain Capped ETF	2,255,795	56,778,360
Vanguard FTSE European ETF	245,498	11,270,813
WisdomTree Europe Hedged Equity ETF	5,189,760	279,157,190

TOTAL EUROPE STOCK FUNDS		561,667,768

Foreign Large Blend Funds - 25.0%
Artisan International Value Fund Investor Class	23,149,611	735,926,134
Dodge & Cox International Stock Fund	62	2,380
Fidelity Overseas Fund (b)	12,897,881	509,466,304
Harbor International Fund Institutional Class	13,298,617	786,081,242
Henderson International Opportunities Fund Class I	20,584,566	512,967,390
Litman Gregory Masters International Fund Investor Class	5,598,284	83,134,518
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	52,631,999	739,479,583
Oakmark International Fund Class I	36,420,425	799,792,536
T. Rowe Price Overseas Stock Fund I Class	254	2,298

TOTAL FOREIGN LARGE BLEND FUNDS		4,166,852,385

Foreign Large Growth Funds - 13.4%
American EuroPacific Growth Fund Class F-1	975,142	44,125,166
Fidelity Canada Fund (b)	141,488	6,915,944
Fidelity Diversified International Fund (b)	22,860,500	758,968,605
Fidelity International Capital Appreciation Fund (b)	145,240	2,320,939
Fidelity International Discovery Fund (b)	30,390,681	1,116,857,509
Invesco International Growth Fund R5 Class	684	20,925
Oppenheimer International Growth Fund Class I	8,093,861	277,700,386
Thornburg International Value Fund Class I	1,004,749	23,310,171

TOTAL FOREIGN LARGE GROWTH FUNDS		2,230,219,645

Foreign Large Value Funds - 1.5%
Pear Tree Polaris Foreign Value Fund Institutional Shares	14,316,549	248,821,614
Foreign Small Mid Blend Funds - 1.8%
Franklin International Small Cap Growth Fund Class A	65	1,139
iShares MSCI EAFE Small-Cap ETF	6,271,496	311,128,917

TOTAL FOREIGN SMALL MID BLEND FUNDS		311,130,056

Foreign Small Mid Growth Funds - 0.1%
MFS International New Discovery Fund Class A	57	1,563
Thornburg International Growth Fund Class I	649,698	12,064,899
Wasatch International Growth Fund Investor Class (a)	69	1,945

TOTAL FOREIGN SMALL MID GROWTH FUNDS		12,068,407

Large Growth Funds - 0.0%
JOHCM International Select Fund Class II Shares	126	2,337
Sector Funds - 1.0%
RS Global Natural Resources Fund Class A (a)	68	1,627
SPDR DJ International Real Estate ETF	1,847,780	69,901,517
Voya International Real Estate Fund Class A	11,289,191	92,571,362

TOTAL SECTOR FUNDS		162,474,506

Other - 6.1%
Fidelity Japan Fund (b)	5,218,517	63,613,728
Fidelity Japan Smaller Companies Fund (b)	5,956,222	89,164,650
iShares MSCI Japan ETF	15,842,443	790,379,481
Matthews Japan Fund Investor Class (a)	151	2,912
WisdomTree Japan Hedged Equity ETF	1,661,090	81,725,628

TOTAL OTHER		1,024,886,399

TOTAL EQUITY FUNDS
(Cost $7,915,148,585)		8,918,215,443
	Principal Amount

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.49% 12/1/16 to 3/2/17 (c)
(Cost $55,205,020)	$55,240,000	55,203,576
	Shares	Value

Money Market Funds - 6.4%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $1,071,327,598)	1,071,327,598	1,071,327,598
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $15,106,761,897)		16,628,442,245
NET OTHER ASSETS (LIABILITIES) - 0.3%		43,021,297
NET ASSETS - 100%		$16,671,463,542

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
6,063 CME Nikkei 225 Index Contracts (United States)	Dec. 2016	564,465,300	$52,083,463
4,630 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	378,525,650	(1,973,375)
TOTAL FUTURES CONTRACTS			$50,110,088

The face value of futures purchased as a percentage of Net Assets is 5.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $50,788,942.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$11,191,771	$--	$6,056,876	$--	$6,915,944
Fidelity Diversified International Fund	916,452,153	--	194,085,285	--	758,968,605
Fidelity International Capital Appreciation Fund	63,780,385	--	67,071,081	--	2,320,939
Fidelity International Discovery Fund	1,266,891,702	--	193,084,515	--	1,116,857,509
Fidelity Japan Fund	111,427,453	--	62,071,080	--	63,613,728
Fidelity Japan Smaller Companies Fund	79,753,819	--	--	--	89,164,650
Fidelity Overseas Fund	576,479,171	--	99,542,642	--	509,466,304
Total	$3,025,976,454	$--	$621,911,479	$--	$2,547,307,679

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$596,658,994	$272,674,451	$323,984,543	$--
Consumer Staples	898,150,430	315,679,077	582,471,353	--
Energy	334,267,077	110,891,534	223,375,543	--
Financials	1,223,002,764	613,773,245	609,229,519	--
Health Care	471,283,694	76,952,823	394,330,871	--
Industrials	1,136,228,068	475,149,977	661,078,091	--
Information Technology	818,170,401	513,861,086	304,309,314	1
Materials	536,727,024	346,306,955	190,420,069	--
Real Estate	143,535,158	105,504,559	38,030,599	--
Telecommunication Services	277,617,225	20,158,047	257,459,178	--
Utilities	148,054,793	98,745,198	49,309,595	--
Equity Funds	8,918,215,443	8,918,215,443	--	--
Other Short-Term Investments	55,203,576	--	55,203,576	--
Money Market Funds	1,071,327,598	1,071,327,598	--	--
Total Investments in Securities:	$16,628,442,245	$12,939,239,993	$3,689,202,251	$1
Derivative Instruments:
Assets
Futures Contracts	$52,083,463	$52,083,463	$--	$--
Total Assets	$52,083,463	$52,083,463	$--	$--
Liabilities
Futures Contracts	$(1,973,375)	$(1,973,375)	$--	$--
Total Liabilities	$(1,973,375)	$(1,973,375)	$--	$--
Total Derivative Instruments:	$50,110,088	$50,110,088	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$320,546,543
Level 2 to Level 1	$217,797,353

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $15,151,570,077. Net unrealized appreciation aggregated $1,476,872,168, of which $2,126,873,276 related to appreciated investment securities and $650,001,108 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2016

SAE-QTLY-0117
1.918362.106

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 34.2%
	Shares	Value
CONSUMER DISCRETIONARY - 3.5%
Auto Components - 0.2%
Amtek Auto Ltd. (a)	104,060	$63,604
Chaowei Power Holdings Ltd.	136,000	124,489
FIEM Industries Ltd.	1,584	27,117
Gmb Korea Corp.	7,110	28,710
Hankook Tire Co. Ltd.	2,926	134,674
HS Chemical	2,389	67,354
JK Tyre & Industries Ltd. (a)	62,201	110,325
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A/S	42,321	76,988
MAHLE Metal Leve SA	300	1,826
Motherson Sumi Systems Ltd.	698,092	3,148,489
MRF Ltd.	4,163	3,025,711
Nexteer Auto Group Ltd.	300,000	375,943
Seoyon Co. Ltd.	10,757	92,719
Seoyon E-Hwa Co., Ltd.	6,774	79,385
Sewon Precision Industries Co. Ltd.	912	13,941
Tianneng Power International Ltd.	2,464,000	2,198,270
TVS Srichakra Ltd.	2,302	116,866
Xingda International Holdings Ltd.	263,000	106,807
Yoo Sung Enterprise	15,668	54,552
		9,847,770
Automobiles - 1.0%
Brilliance China Automotive Holdings Ltd.	814,000	1,139,694
Dongfeng Motor Group Co. Ltd. (H Shares)	3,234,000	3,289,662
Geely Automobile Holdings Ltd.	6,620,000	6,844,891
Great Wall Motor Co. Ltd. (H Shares)	2,787,500	2,623,445
Hero Motocorp Ltd. (a)	187,366	8,643,446
Hyundai Motor Co.	36,025	4,068,807
Kia Motors Corp.	192,691	6,119,902
Tata Motors Ltd. (a)	358,744	2,396,334
Tofas Turk Otomobil Fabrikasi A/S	1,221,580	7,623,097
		42,749,278
Distributors - 0.1%
Imperial Holdings Ltd.	438,988	5,287,814
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	271,269	13,609,566
TAL Education Group ADR (a)	14,000	1,071,420
Tarena International, Inc. ADR	10,531	176,815
Visang Education, Inc.	9,614	102,869
		14,960,670
Hotels, Restaurants & Leisure - 0.2%
China Lodging Group Ltd. ADR	15,126	792,300
Jollibee Food Corp.	343,300	1,486,063
Sands China Ltd.	1,618,122	7,969,092
		10,247,455
Household Durables - 0.7%
Arcelik A/S	49,412	288,214
Cyrela Brazil Realty SA	603,704	1,665,427
Guangdong Kelon Electrical Holdings Ltd. Series H	130,000	113,466
Haier Electronics Group Co. Ltd.	4,861,454	8,110,258
Kang Yong Electric PCL NVDR	5,000	52,968
LG Electronics, Inc.	124,793	4,758,258
MRV Engenharia e Participacoes SA	1,242,957	4,248,483
Nien Made Enterprise Co. Ltd.	599,882	6,706,160
Skyworth Digital Holdings Ltd.	3,584,000	2,250,252
TCL Multimedia Technology Holdings Ltd. (a)	88,000	43,112
Vestel Elektonik Sanayi ve Ticaret A/S (a)	269,289	469,494
Vestel White Goods A/S	224,279	708,277
		29,414,369
Internet & Direct Marketing Retail - 0.2%
Ctrip.com International Ltd. ADR (a)	71,875	3,250,906
JD.com, Inc. sponsored ADR (a)	208,000	5,588,960
		8,839,866
Media - 0.5%
CJ Hellovision Co. Ltd.	5,776	44,586
Hyundai HCN	154,083	478,248
KT Skylife Co. Ltd.	6,226	94,904
Megacable Holdings S.A.B. de CV unit	476,800	1,479,804
Multiplus SA	18,600	192,047
Naspers Ltd. Class N	81,257	11,826,737
PT Media Nusantara Citra Tbk	28,548,900	3,649,411
Smiles SA	269,500	3,812,946
		21,578,683
Multiline Retail - 0.0%
Grupo Sanborns SA de CV	29,115	32,998
Magazine Luiza SA (a)	10,200	313,656
PT Matahari Department Store Tbk	215,300	228,768
PT Ramayana Lestari Sentosa Tbk	2,230,300	195,728
		771,150
Specialty Retail - 0.1%
Beauty Community PCL	494,200	152,280
BIG Camera Corp. PCL	3,109,200	500,747
Cashbuild Ltd.	3,812	101,328
Padini Holdings Bhd	297,300	176,798
Pou Sheng International (Holdings) Ltd.	1,748,000	534,102
PTG Energy PCL unit	258,400	233,780
Zhongsheng Group Holdings Ltd. Class H	756,500	702,224
		2,401,259
Textiles, Apparel & Luxury Goods - 0.2%
Aksa Akrilik Kimya Sanayii	13,821	35,963
CECEP COSTIN New Materials Group Ltd.	741,000	57,320
Century Enka Ltd. (a)	7,306	30,372
China Great Star International Ltd. (a)	66,524	76,830
ECLAT Textile Co. Ltd.	559,000	5,776,511
Grendene SA	55,100	284,294
RSWM Ltd. (a)	28,244	189,009
Vardhman Textiles Ltd. (a)	6,798	109,496
Weiqiao Textile Co. Ltd. (H Shares)	483,500	313,544
Welspun India Ltd.	261,804	265,699
		7,139,038

TOTAL CONSUMER DISCRETIONARY		153,237,352

CONSUMER STAPLES - 2.5%
Beverages - 0.6%
Ambev SA	2,012,410	10,204,708
Fomento Economico Mexicano S.A.B. de CV:
unit	228,700	1,788,497
sponsored ADR	136,167	10,627,834
Kweichow Moutai Co. Ltd. (A Shares)	33,758	1,564,724
Pepsi-Cola Products Philippines, Inc.	1,114,100	71,799
		24,257,562
Food & Staples Retailing - 0.6%
BGFretail Co. Ltd.	61,058	4,511,004
Bidcorp Ltd.	62,966	1,102,861
C.P. ALL PCL (For. Reg.)	2,120,300	3,584,464
Clicks Group Ltd.	89,191	764,150
Drogasil SA	358,400	6,834,085
E-Mart Co. Ltd.	16,237	2,592,239
Eurocash SA	19,003	175,973
Grupo Comercial Chedraui S.A.B. de CV	177,397	321,842
Magnit OJSC	13,866	2,270,456
Magnit OJSC GDR (Reg. S)	23,000	926,440
O'Key Group SA GDR (Reg. S)	599,151	1,300,158
Zhou Hei Ya International Holdings Co. Ltd.	2,266,000	2,036,230
		26,419,902
Food Products - 0.8%
China Mengniu Dairy Co. Ltd.	4,899,496	10,043,446
Gruma S.A.B. de CV Series B	509,392	6,090,374
Industrias Bachoco SA de CV Series B	22,040	86,335
JBS SA	1,283,700	3,704,532
JUHAYNA Food Industries	2,715,498	883,126
M. Dias Branco SA	179,100	6,195,858
Malee Group PCL unit	13,700	43,178
PT Japfa Comfeed Indonesia Tbk	1,836,700	226,634
Tiger Brands Ltd.	291,640	8,164,263
		35,437,746
Personal Products - 0.2%
AMOREPACIFIC Group, Inc.	31,447	3,444,930
China King-highway Holdings Ltd. (a)	165,627	271,456
Hypermarcas SA	25,000	191,969
LG Household & Health Care Ltd.	3,528	2,357,842
		6,266,197
Tobacco - 0.3%
ITC Ltd.	4,209,426	14,280,006

TOTAL CONSUMER STAPLES		106,661,413

ENERGY - 3.3%
Energy Equipment & Services - 0.1%
Elnusa Tbk PT	2,479,100	78,207
Ezion Holdings Ltd. (a)	8,850,090	2,102,209
Ezion Holdings Ltd. warrants 4/24/20 (a)	1,376,848	71,509
Petrofac Ltd.	312,751	3,108,990
		5,360,915
Oil, Gas & Consumable Fuels - 3.2%
Aegean Marine Petroleum Network, Inc.	66,185	744,581
Bangchak Petroleum PCL:
(For. Reg.)	520,100	478,431
NVDR	570,600	524,885
Banpu PCL NVDR unit	1,074,400	562,057
Bharat Petroleum Corp. Ltd.	1,802,549	16,862,299
Chennai Petroleum Corp. Ltd. (a)	48,872	198,398
China Coal Energy Co. Ltd. (H Shares) (a)	261,000	131,568
China Petroleum & Chemical Corp. (H Shares)	4,254,000	3,050,454
China Shenhua Energy Co. Ltd. (H Shares)	181,500	375,800
CNOOC Ltd.	16,492,000	21,708,790
Cosan Ltd. Class A	548,808	3,945,930
Cosan SA Industria e Comercio	327,000	3,817,200
Dana Gas PJSC (a)	420,062	62,904
Formosa Petrochemical Corp.	137,000	461,178
Gazprom OAO sponsored ADR (Reg. S)	313,353	1,444,244
Great Eastern Shipping Co. Ltd.	55,484	293,547
Grupa Lotos SA (a)	11,091	97,349
Hindustan Petroleum Corp. Ltd.	981,879	6,715,292
Indian Oil Corp. Ltd.	1,170,536	5,214,237
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	124,732	72,609
IRPC PCL NVDR	16,697,100	2,264,005
Lubelski Wegiel Bogdanka S.A. (a)	1,776	29,373
Lukoil PJSC (a)	10,000	496,166
Lukoil PJSC sponsored ADR	260,777	12,778,073
Mangalore Refinery & Petrochemicals Ltd. (a)	85,958	124,005
NOVATEK OAO GDR (Reg. S)	44,542	5,260,410
Oil & Natural Gas Corp. Ltd.	707,340	2,988,202
Ophir Energy PLC (a)	1,753,024	1,743,740
PetroChina Co. Ltd. (H Shares)	1,652,000	1,127,117
Petroleo Brasileiro SA - Petrobras (ON) (a)	235,800	1,287,747
Petronet LNG Ltd. (a)	603,040	3,410,149
Polish Oil & Gas Co. SA	975,843	1,149,307
Polski Koncern Naftowy Orlen SA	283,078	5,149,138
PT Adaro Energy Tbk	22,274,600	2,504,111
PT Harum Energy Tbk (a)	875,400	139,413
PT Indo Tambangraya Megah Tbk	297,600	350,723
PT United Tractors Tbk	2,271,500	3,511,308
PTT Exploration and Production PCL NVDR	737,400	1,720,225
PTT PCL NVDR	210,100	2,068,489
Reliance Industries Ltd.	96,936	1,397,667
Rosneft Oil Co. OJSC GDR (Reg. S)	37,497	197,234
S-Oil Corp.	4,174	297,744
Sasol Ltd.	240,623	6,460,758
SK Energy Co. Ltd.	37,352	4,837,212
Star Petroleum Refining PCL unit	2,932,400	1,049,589
Thai Oil PCL NVDR	591,600	1,228,562
Tullow Oil PLC (a)	1,054,301	3,928,403
Tupras Turkiye Petrol Rafinelleri A/S	231,009	4,605,791
		138,866,414

TOTAL ENERGY		144,227,329

FINANCIALS - 8.5%
Banks - 6.1%
Abu Dhabi Commercial Bank PJSC (a)	61,575	103,944
Agricultural Bank of China Ltd. (H Shares)	5,701,000	2,388,738
Akbank T.A.S.	361,132	793,593
Axis Bank Ltd.	470,807	3,216,670
Axis Bank Ltd. GDR (Reg. S)	138,838	4,817,679
Banco do Brasil SA	417,900	3,521,577
Bangkok Bank PCL NVDR	67,100	293,253
Bank of China Ltd. (H Shares)	33,721,000	15,346,500
Bank Polska Kasa Opieki SA	191,621	5,389,041
Capitec Bank Holdings Ltd.	81,527	3,766,023
China Construction Bank Corp. (H Shares)	32,545,000	24,251,931
Chinatrust Financial Holding Co. Ltd.	14,097,058	7,725,141
City Union Bank Ltd.	51,452	100,992
Commercial International Bank SAE	703,800	2,718,287
Credicorp Ltd. (United States)	88,566	13,877,407
E.SUN Financial Holdings Co. Ltd.	12,428,100	7,199,732
First Gulf Bank PJSC	2,221,822	7,017,299
Grupo Financiero Banorte S.A.B. de CV Series O	2,637,655	12,642,182
Grupo Financiero Galicia SA sponsored ADR	98,100	2,667,339
Grupo Financiero Interacciones SA de CV	41,018	152,223
Hana Financial Group, Inc.	218,909	5,976,625
HDFC Bank Ltd.	143,376	2,868,897
ICICI Bank Ltd. sponsored ADR	1,260,592	9,883,041
Indian Bank	31,519	116,300
Industrial & Commercial Bank of China Ltd. (H Shares)	20,366,000	12,471,927
Kasikornbank PCL (For. Reg.)	1,315,700	6,262,342
KB Financial Group, Inc.	158,745	5,666,850
Kiatnakin Bank PCL unit	297,400	460,261
Krung Thai Bank PCL:
(For. Reg.)	5,299,200	2,612,540
NVDR	6,107,300	3,010,939
Lakshmi Vilas Bank Ltd. (a)	18,624	40,564
MONETA Money Bank A/S	1,087,940	3,550,610
OTP Bank PLC	322,068	8,680,893
PT Bank Bukopin Tbk	246,400	11,637
PT Bank Jabar Banten Tbk	1,012,800	115,697
PT Bank Mandiri (Persero) Tbk	2,765,400	2,144,187
PT Bank Negara Indonesia (Persero) Tbk	8,141,200	3,102,688
PT Bank Rakyat Indonesia Tbk	8,520,100	6,844,545
PT Bank Tabungan Negara Tbk	7,212,400	877,040
Public Bank Bhd	2,032,200	8,963,103
Sberbank of Russia (a)	4,395,160	10,903,587
Sberbank of Russia:
sponsored ADR	825,042	8,271,046
sponsored ADR (United Kingdom)	627,057	6,323,870
Shinhan Financial Group Co. Ltd.	324,814	12,164,234
South Indian Bank Ltd. (a)	260,132	81,392
Standard Bank Group Ltd.	548,759	5,886,174
Standard Chartered PLC (Hong Kong) (a)	552,950	4,330,782
State Bank of Bikaner & Jaipur (a)	2,410	24,957
Thanachart Capital PCL:
(For. Reg.)	797,900	984,487
NVDR	446,500	550,667
TISCO Financial Group PCL NVDR	202,600	306,746
Turkiye Garanti Bankasi A/S	2,113,601	4,484,720
Turkiye Halk Bankasi A/S	1,061,449	2,715,644
Turkiye Is Bankasi A/S Series C	1,993,237	2,796,345
Turkiye Vakiflar Bankasi TAO	1,524,849	1,850,750
Woori Bank	241,673	2,462,753
		265,788,391
Capital Markets - 0.0%
CITIC Securities Co. Ltd. (H Shares)	947,000	2,217,175
JSE Ltd.	7,811	87,751
KGI Securities Thailand PCL NVDR	486,400	52,920
		2,357,846
Consumer Finance - 0.2%
Manappuram General Finance & Leasing Ltd.	290,833	326,269
Muthoot Finance Ltd. (a)	64,980	286,486
Ratchthani Leasing PCL	163,500	22,625
Shriram Transport Finance Co. Ltd.	495,425	6,532,527
		7,167,907
Diversified Financial Services - 0.5%
Far East Horizon Ltd.	4,577,000	4,136,501
FirstRand Ltd.	2,334,674	8,375,140
Fubon Financial Holding Co. Ltd.	2,170,000	3,360,206
Haci Omer Sabanci Holding A/S	2,122,183	5,410,927
		21,282,774
Insurance - 1.5%
AIA Group Ltd.	1,004,800	6,127,382
BB Seguridade Participacoes SA	974,777	8,153,765
China Life Insurance Co. Ltd. (H Shares)	899,000	2,610,693
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,499,400	5,828,261
Dongbu Insurance Co. Ltd.	48,469	3,004,681
Hyundai Fire & Marine Insurance Co. Ltd.	63,698	1,968,968
Liberty Holdings Ltd.	524,339	4,126,178
MMI Holdings Ltd.	1,607,972	2,510,618
PICC Property & Casualty Co. Ltd. (H Shares)	2,340,000	3,921,872
Porto Seguro SA	291,548	2,467,173
Powszechny Zaklad Ubezpieczen SA	998,113	7,022,342
Samsung Fire & Marine Insurance Co. Ltd.	20,926	5,206,732
Sanlam Ltd.	2,615,166	11,456,387
Tong Yang Life Insurance Co. Ltd.	7,490	82,051
		64,487,103
Thrifts & Mortgage Finance - 0.2%
Housing Development Finance Corp. Ltd.	370,973	6,818,832

TOTAL FINANCIALS		367,902,853

HEALTH CARE - 0.5%
Biotechnology - 0.2%
Medy-Tox, Inc.	22,830	6,362,912
Health Care Equipment & Supplies - 0.0%
Top Glove Corp. Bhd	625,100	738,438
Health Care Providers & Services - 0.0%
Fleury SA	37,600	434,250
Selcuk Ecza Deposu Tic A/S	122,624	113,498
		547,748
Pharmaceuticals - 0.3%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	569,740	3,875,431
PT Kalbe Farma Tbk	40,439,856	4,472,816
Sun Pharmaceutical Industries Ltd.	358,778	3,711,595
		12,059,842

TOTAL HEALTH CARE		19,708,940

INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.0%
Guangdong Yueyun Transportation Co. Ltd.	118,500	66,457
Airlines - 0.1%
Avianca Holdings SA sponsored ADR	115,122	808,156
Cebu Air, Inc.	267,110	543,956
Controladora Vuela Compania de Aviacion S.A.B. de CV ADR (a)	52,696	771,996
Copa Holdings SA Class A	30,900	2,746,083
Grupo Aeromexico S.A.B. de CV (a)	94,490	165,183
Thai Airways International PCL NVDR (a)	171,500	118,193
		5,153,567
Building Products - 0.2%
China Liansu Group Holdings Ltd.	7,261,000	5,251,623
Ege Seramik Sanayi ve Ticaret A/S (a)	36,353	30,156
National Central Cooling Co. (a)	400,837	218,273
Sammok S-Form Co. Ltd.	2,083	25,384
Trakya Cam Sanayii A/S	290,742	237,793
Vanachai Group PCL NVDR	692,600	267,913
		6,031,142
Commercial Services & Supplies - 0.1%
Blue Label Telecoms Ltd.	156,775	211,929
KEPCO Plant Service & Engineering Co. Ltd.	43,657	2,139,149
Prosegur Compania de Seguridad SA (Reg.)	132,878	825,268
		3,176,346
Construction & Engineering - 0.2%
China Railway Group Ltd. (H Shares)	345,000	311,352
China State Construction International Holdings Ltd.	2,260,000	3,653,761
Gamuda Bhd	2,459,700	2,639,300
Kimlun Corp. Bhd	105,000	48,643
Kolon Global Corp. (a)	6,220	58,102
Murray & Roberts Holdings Ltd.	128,238	102,481
PT Petrosea Tbk (a)	99,700	5,435
Sinopec Engineering Group Co. Ltd. (H Shares)	124,000	107,110
Sunway Construction Group Bhd	654,100	238,183
Syntec Construction PCL NVDR	991,200	123,899
Tekfen Holding A/S	490,553	866,681
Wilson Bayly Holmes-Ovcon Ltd.	10,277	104,759
		8,259,706
Electrical Equipment - 0.1%
China High Speed Transmission Equipment Group Co. Ltd.	263,000	351,955
DONGYANG E&P, Inc.	21,665	243,773
DSR Wire Corp.	4,746	41,512
Harbin Electric Machinery Co. Ltd.(H Shares)	700,000	332,109
LS Cable Ltd.	2,093	108,243
TECO Electric & Machinery Co. Ltd.	4,432,000	3,698,596
Walsin Lihwa Corp.	323,000	135,534
		4,911,722
Industrial Conglomerates - 0.2%
CJ Corp.	13,592	2,025,685
Dogan Sirketler Grubu Holding A/S (a)	527,214	107,416
Hanwha Corp.	25,480	763,810
Hong Leong Industries Bhd	11,800	26,237
KAP Industrial Holdings Ltd.	539,430	291,221
Mannai Corp.	9,621	199,760
Reunert Ltd.	18,601	86,587
San Miguel Corp.	213,760	359,203
Turk Sise ve Cam Fabrikalari A/S	4,793,309	4,631,890
		8,491,809
Machinery - 0.0%
Hyundai Heavy Industries Co. Ltd. (a)	2,571	310,029
Nishoku Technology, Inc.	34,000	72,824
Sinotruk Hong Kong Ltd.	352,000	244,605
Weichai Power Co. Ltd. (H Shares)	274,000	441,565
		1,069,023
Marine - 0.0%
Mercator Ltd. (a)	143,420	84,140
Shipping Corp. of India Ltd. (a)	149,368	127,748
		211,888
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	755,995	5,742,931
Transportation Infrastructure - 0.3%
Adani Ports & Special Economic Zone	824,292	3,335,419
DP World Ltd.	128,791	2,000,124
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	152,400	1,297,726
OHL Mexico S.A.B. de CV (a)	889,309	764,142
Promotora y Operadora de Infraestructura S.A.B. de CV	173,345	1,527,468
Shenzhen Expressway Co. (H Shares)	2,516,000	2,416,580
		11,341,459

TOTAL INDUSTRIALS		54,456,050

INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 0.0%
Alpha Networks, Inc.	110,000	68,202
BYD Electronic International Co. Ltd.	325,500	289,557
Gemtek Technology Corp.	74,000	47,735
Humax Co. Ltd.	5,379	61,209
		466,703
Electronic Equipment & Components - 1.1%
AAC Technology Holdings, Inc.	242,500	2,194,740
AU Optronics Corp.	995,000	357,375
CalComp Electronics PCL (depositary receipt)	2,246,265	206,799
Coretronic Corp.	87,400	93,053
Delta Electronics, Inc.	2,154,683	10,795,512
Dk Uil Co. Ltd.	8,414	75,382
Enel Chile SA sponsored ADR	176,677	832,149
HannStar Board Corp.	299,000	182,577
Hollysys Automation Technologies Ltd.	313,895	5,920,060
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,590,533	9,219,612
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	315,546	1,580,885
Innolux Corp.	4,751,039	1,636,519
INTOPS Co. Ltd.	42,282	394,966
INZI Display Co. Ltd.	77,468	142,427
Kingboard Chemical Holdings Ltd.	781,500	2,191,404
Kingboard Laminates Holdings Ltd.	88,500	78,385
Largan Precision Co. Ltd.	23,000	2,657,627
LG Display Co. Ltd.	228,394	5,425,130
PAX Global Technology Ltd.	3,853,000	2,583,072
Sunny Optical Technology Group Co. Ltd.	362,000	1,822,484
Tripod Technology Corp.	53,000	121,154
V.S. Industry Bhd	379,500	119,676
		48,630,988
Internet Software & Services - 1.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	130,000	12,222,600
Baidu.com, Inc. sponsored ADR (a)	72,954	12,179,670
NAVER Corp.	4,172	2,827,214
NetEase, Inc. ADR	41,275	9,249,728
Phoenix New Media Ltd. ADR (a)	26,910	103,873
SINA Corp. (a)	40,300	3,105,518
Tencent Holdings Ltd.	995,600	24,791,328
Weibo Corp. sponsored ADR (a)	69,502	3,566,148
Yandex NV Series A (a)	584,154	11,104,768
Yirendai Ltd. sponsored ADR	29,771	844,603
YY, Inc. ADR (a)	4,840	209,427
		80,204,877
IT Services - 0.6%
Cielo SA	767,147	6,741,358
CSU Cardsystem SA	20,600	28,323
HCL Technologies Ltd.	533,880	6,248,714
Infosys Ltd.	134,399	1,907,622
Infosys Ltd. sponsored ADR	653,830	9,467,458
Luxoft Holding, Inc. (a)	39,441	2,163,339
Sonata Software Ltd.	37,789	86,154
WNS Holdings Ltd. sponsored ADR (a)	37,858	947,586
		27,590,554
Semiconductors & Semiconductor Equipment - 2.6%
ChipMOS TECHNOLOGIES, Inc. sponsored ADR (a)	7,108	112,377
e-LITECOM Co. Ltd.	5,224	39,926
eMemory Technology, Inc.	292,000	2,880,271
Eugene Technology Co. Ltd.	21,827	280,814
Forhouse Corp.	193,000	73,732
Greatek Electronics, Inc.	164,000	197,717
Malaysian Pacific Industries BHD	27,500	45,097
Phison Electronics Corp.	33,000	251,624
Radiant Opto-Electronics Corp.	269,000	490,247
Realtek Semiconductor Corp.	37,000	114,704
ShunSin Technology Holdings Ltd.	26,000	77,346
Silicon Motion Technology Corp. sponsored ADR	8,875	408,161
SK Hynix, Inc.	905,230	32,978,254
Taiwan Semiconductor Manufacturing Co. Ltd.	9,844,000	56,498,210
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	426,196	12,653,759
Taiwan Surface Mounting Technology Co. Ltd.	46,000	37,164
Unisem (M) Bhd	561,700	303,665
Vanguard International Semiconductor Corp.	1,525,000	2,870,015
		110,313,083
Software - 0.1%
Asseco Poland SA	106,083	1,327,394
CD Projekt RED SA (a)	118,239	1,342,212
Changyou.com Ltd. (A Shares) ADR (a)	8,159	196,877
Geometric Ltd.	21,989	77,400
OnMobile Global Ltd. (a)	134,042	180,486
Sasken Communication Technologies Ltd.	1,373	7,932
Totvs SA	427,892	2,721,414
		5,853,715
Technology Hardware, Storage & Peripherals - 2.7%
Acer, Inc.	620,000	262,099
Advantech Co. Ltd.	657,000	5,277,067
Casetek Holdings	851,000	2,321,067
Catcher Technology Co. Ltd.	456,000	3,305,641
Chicony Electronics Co. Ltd.	2,319,795	5,455,435
Compal Electronics, Inc.	5,642,000	3,206,635
Foxconn Technology Co. Ltd.	173,000	452,890
Getac Technology Corp.	478,000	605,461
Inventec Corp.	861,000	581,019
JCY International Bhd	435,600	51,175
Lenovo Group Ltd.	4,642,000	2,878,621
Lite-On Technology Corp.	142,000	223,664
Micro-Star International Co. Ltd.	112,000	298,110
Mobase Co. Ltd.	5,212	36,736
Pegatron Corp.	2,109,000	5,012,544
Samsung Electronics Co. Ltd.	57,005	84,521,776
Sunrex Technology Corp.	172,200	92,208
Wistron Corp.	154,486	110,297
		114,692,445

TOTAL INFORMATION TECHNOLOGY		387,752,365

MATERIALS - 1.8%
Chemicals - 0.5%
Alpek SA de CV	753,106	1,036,180
Bodal Chemicals Ltd. (a)	145,582	275,235
Chambal Fertilizers & Chemicals Ltd.	108,298	99,468
China General Plastics Corp.	207,000	177,283
D&L Industries, Inc.	7,260,300	1,647,433
GHCL Ltd. (a)	62,886	225,556
Gujarat Alkalies and Chemicals Ltd. (a)	12,912	68,819
Gujarat Narmada Valley Fertilizers Co.	61,284	193,498
Hanwha Chemical Corp.	62,519	1,234,373
Hyosung Corp.	1,793	211,644
Indorama Ventures PCL	27,100	25,040
Jindal Poly Films Ltd. (a)	13,777	69,776
Kiri Industries Ltd. (a)	6,907	29,343
Korea Petro Chemical Industries Co. Ltd.	9,900	1,883,192
Kunsul Chemical Industrial Co. Ltd.	2,980	91,862
LG Chemical Ltd.	17,348	3,336,791
Lotte Chemical Corp.	16,978	4,635,312
Meghmani Organics Ltd.	145,213	91,083
Mexichem S.A.B. de CV	239,592	571,267
NOCIL Ltd. (a)	109,796	111,020
Phillips Carbon Black Ltd. (a)	15,510	51,806
PTT Global Chemical PCL NVDR	1,228,600	2,161,370
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	3,482,000	1,831,568
Taekwang Industrial Co. Ltd.	168	126,402
Tata Chemicals Ltd. (a)	149,166	1,040,537
Tikkurila Oyj	64,761	1,144,864
USI Corp.	264,000	131,031
		22,501,753
Construction Materials - 0.2%
CEMEX S.A.B. de CV sponsored ADR	788,304	6,156,654
China Resources Cement Holdings Ltd.	572,000	245,570
Eternit SA	123,800	50,515
Magnesita Refratarios SA (a)	4,800	32,657
Siam Cement PCL NVDR unit	206,000	2,750,120
Tipco Asphalt NVDR	2,642,400	1,340,177
		10,575,693
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	5,416,000	1,892,266
Anadolu Cam Sanayii A/S (a)	292,108	193,849
Bio Pappel S.A.B. de CV (a)	28,412	33,817
Cosmo Films Ltd.	20,483	102,964
Greatview Aseptic Pack Co. Ltd.	9,392,000	4,988,724
Mpact Ltd.	75,786	170,603
Nampak Ltd.	2,393,244	2,687,777
Nilkamal Ltd.	14,200	290,022
Uflex Ltd. (a)	67,040	272,334
		10,632,356
Metals & Mining - 0.6%
Anglo American Platinum Ltd. (a)	13,436	275,831
AngloGold Ashanti Ltd. (a)	162,606	1,791,977
AngloGold Ashanti Ltd. sponsored ADR (a)	49,300	539,342
Ann Joo Resources Bhd	74,700	33,575
CAP SA	34,084	247,111
Chung Hung Steel Co. Ltd. (a)	455,000	150,315
Dongkuk Steel Mill Co. Ltd. (a)	31,790	262,133
First Quantum Minerals Ltd.	326,046	3,723,327
Gold Fields Ltd. sponsored ADR	359,552	1,103,825
Grupo Mexico SA de CV Series B	122,323	334,700
Grupo Simec SA de CV (a)	48,840	182,865
Harmony Gold Mining Co. Ltd.	57,722	130,556
Harmony Gold Mining Co. Ltd. sponsored ADR	350,843	799,922
Hindalco Industries Ltd. (a)	688,351	1,757,005
Husteel Co. Ltd.	4,203	56,393
Indian Metals & Ferro Alloys Ltd. (a)	1,753	11,217
Industrias CH SA de CV (a)	16,846	94,530
Industrias Penoles SA de CV	15,152	325,323
Jindal Saw Ltd. (a)	101,155	81,528
JSW Steel Ltd. (a)	45,942	1,156,121
Kalyani Steels Ltd. (a)	20,068	88,575
KISCO Corp.	3,180	98,432
Koza Altin Isletmeleri A/S (a)	59,974	272,839
Kumba Iron Ore Ltd. (a)	16,807	198,186
Magnitogorsk Iron & Steel Works OJSC sponsored GDR (Reg. S)	22,587	157,206
National Aluminium Co. Ltd.	294,505	244,693
NMDC Ltd. (a)	227,083	403,313
Padaeng Industry PCL unit	128,300	67,563
Poongsan Corp.	29,517	972,558
POSCO	24,529	5,213,512
Press Metal Bhd	828,240	309,423
Sarda Energy & Minerals Ltd. (a)	26,233	92,941
Seah Steel Corp.	2,058	151,173
Sheng Yu Steel Co. Ltd.	114,000	132,618
Srikalahasthi Pipes Ltd. (a)	22,928	94,650
Surya Roshni Ltd.	22,333	67,226
Tata Steel Ltd. (a)	131,856	795,167
Ternium SA sponsored ADR	158,661	3,885,608
Tung Ho Steel Enterprise Corp.	185,000	126,290
		26,429,569
Paper & Forest Products - 0.2%
Asia Paper Manufacturing Co. Ltd. (a)	4,381	79,244
Evergreen Fibreboard Bhd	405,300	87,886
Fibria Celulose SA	23,300	213,638
HeveaBoard Bhd	346,800	116,408
Nine Dragons Paper (Holdings) Ltd.	5,527,000	4,852,559
PT Indah Kiat Pulp & Paper Tbk	185,700	13,359
Sappi Ltd.	547,123	3,237,460
Tamil Nadu Newsprint & Papers Ltd. (a)	55,120	282,612
West Coast Paper Mills Ltd. (a)	63,671	129,593
WTK Holdings Bhd	36,800	8,372
		9,021,131

TOTAL MATERIALS		79,160,502

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,222,779	3,552,065
FII BTG Pactual Corporate Office Fund	7,018	195,264
Prologis Property Mexico SA	138,548	203,149
SAF REIT, Inc.	289,963	68,362
Torunlar Gayrimenkul Yatirim Ortakligi AS	137,733	165,166
		4,184,006
Real Estate Management & Development - 0.3%
Agile Property Holdings Ltd.	216,000	120,859
Aldar Properties PJSC (a)	1,525,768	1,030,251
Asian Property Development PCL NVDR	2,536,100	498,457
Ayala Land, Inc.	6,674,400	4,400,293
Bangkok Land PCL NVDR	2,054,100	100,200
Barwa Real Estate Co. (a)	38,013	321,551
China Overseas Grand Oceans Group Ltd. (a)	167,000	62,223
China Resources Land Ltd.	84,000	204,030
China SCE Property Holdings Ltd.	439,000	145,456
CIFI Holdings Group Co. Ltd.	2,872,000	851,621
Dongwon Development Co. Ltd.	23,559	85,327
Emaar Misr for Development SAE (a)	1,133,514	192,250
Etalon Group Ltd. GDR (Reg. S)	503,233	1,378,858
Housing Development and Infrastructure Ltd. (a)	540,178	486,364
K Wah International Holdings Ltd.	191,000	98,252
KSL Holdings Bhd	105,100	25,332
Longfor Properties Co. Ltd.	81,500	104,758
Neo-China Group (Holdings) Ltd.	546,000	152,048
Powerlong Real Estate Holding Ltd.	438,000	128,749
Pruksa Holding PCL unit	116,100	49,543
Raimon Land PCL unit	3,207,200	113,257
Sansiri PCL NVDR	6,459,900	295,083
United Development Co. (a)	129,727	655,208
UOA Development Bhd	160,200	85,032
Xinyuan Real Estate Co. Ltd. ADR	1,252	6,924
		11,591,926

TOTAL REAL ESTATE		15,775,932

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.1%
Axtel S.A.B. de CV unit (a)	773,930	153,086
Bharti Infratel Ltd.	1,031,043	5,645,005
China Communications Services Corp. Ltd. (H Shares)	772,000	454,849
China Telecom Corp. Ltd. (H Shares)	18,250,000	8,823,245
China Unicom Ltd.	6,242,000	7,566,125
KT Corp.	159,507	4,037,429
KT Corp. sponsored ADR	108,322	1,502,426
LG Telecom Ltd.	475,457	4,623,045
PT Telkomunikasi Indonesia Tbk:
Series B	27,067,800	7,600,160
sponsored ADR	59,464	1,670,938
Qatar Telecom (Qtel) Q.S.C. (a)	6,211	158,640
Telecom Egypt SAE	175,733	97,384
Telkom SA Ltd.	794,762	3,929,915
		46,262,247
Wireless Telecommunication Services - 0.9%
China Mobile Ltd.	2,661,600	29,067,262
Far EasTone Telecommunications Co. Ltd.	468,000	1,081,539
Global Telecom Holding (a)	216,493	71,983
Intouch Holdings PCL NVDR	1,002,100	1,397,085
Mobile TeleSystems OJSC (a)	551,000	1,981,854
MTN Group Ltd.	961,080	7,701,326
		41,301,049

TOTAL TELECOMMUNICATION SERVICES		87,563,296

UTILITIES - 1.4%
Electric Utilities - 0.8%
CESC Ltd. GDR	600,178	5,128,093
EDP Energias do Brasil SA	1,611,416	6,756,221
Enersis SA sponsored ADR	176,677	1,411,649
Equatorial Energia SA	80,000	1,241,614
Korea Electric Power Corp.	168,998	6,656,652
Light SA	678,300	3,004,371
Tata Power Co. Ltd.	185,154	199,777
Tenaga Nasional Bhd	3,563,900	11,194,800
Terna Participacoes SA unit	82,100	450,305
		36,043,482
Gas Utilities - 0.0%
Aygaz A/S	506,056	1,612,863
Daesung Energy Co. Ltd.	22,060	119,707
E1 Corp.	1,361	71,542
Indraprastha Gas Ltd.	24,429	294,929
		2,099,041
Independent Power and Renewable Electricity Producers - 0.4%
Aboitiz Power Corp.	5,523,500	4,766,336
Benpres Holdings Corp.	940,100	146,664
China Resources Power Holdings Co. Ltd.	2,206,242	3,629,427
Huaneng Renewables Corp. Ltd. (H Shares)	7,043,000	2,270,032
NTPC Ltd.	869,917	2,068,047
PNOC Energy Development Corp.	43,928,200	4,486,730
		17,367,236
Multi-Utilities - 0.0%
YTL Corp. Bhd	244,900	78,858
Water Utilities - 0.2%
Beijing Enterprises Water Group Ltd.	4,275,000	3,091,955
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	63,900	566,060
Companhia de Saneamento de Minas Gerais	10,000	100,797
CT Environmental Group Ltd.	12,596,000	3,036,746
		6,795,558

TOTAL UTILITIES		62,384,175

TOTAL COMMON STOCKS
(Cost $1,441,695,349)		1,478,830,207

Nonconvertible Preferred Stocks - 1.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR (a)	397,800	4,324,086
FINANCIALS - 0.6%
Banks - 0.6%
Banco Bradesco SA (PN)	967,189	8,507,820
Banco do Estado Rio Grande do Sul SA	34,800	115,861
Itau Unibanco Holding SA	1,748,780	18,314,865
		26,938,546
MATERIALS - 0.3%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	271,901	7,704,187
Metals & Mining - 0.1%
Gerdau SA (PN)	252,000	1,009,624
Metalurgica Gerdau SA (PN) (a)	346,000	597,460
Vale SA (PN-A) sponsored ADR	301,400	2,260,500
		3,867,584

TOTAL MATERIALS		11,571,771

UTILITIES - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	15,600	130,675
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	528,941	1,235,533
(PN) sponsored ADR (non-vtg.)	128,801	289,802
Companhia Energetica do Ceara	3,383	45,013
Companhia Paranaense de Energia-Copel (PN-B)	21,700	185,750
Eletropaulo Metropolitana SA (PN-B) (a)	11,500	29,787
		1,916,560
Gas Utilities - 0.0%
Companhia de Gas de Sao Paulo	9,900	131,198
Independent Power and Renewable Electricity Producers - 0.0%
Companhia Energetica de Sao Paulo Series B	76,800	297,249
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	209,904	1,847,155
Companhia de Saneamento do Parana	14,200	47,025
		1,894,180

TOTAL UTILITIES		4,239,187

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $38,702,208)		47,073,590

Equity Funds - 63.6%
Diversified Emerging Markets Funds - 63.6%
Aberdeen Emerging Markets Fund Institutional Service Class	19,801,403	248,903,634
Brandes Emerging Markets Value Fund Class A	17,954,458	139,326,592
Causeway Emerging Markets Fund - Investor Class	30,330,945	318,778,228
Fidelity Emerging Markets Fund (b)	15,450,475	349,026,232
GMO Emerging Markets Fund Class IV	6,034,767	166,438,861
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	2,723,979	44,972,890
Invesco Developing Markets Fund Class R5	1,407,504	40,550,202
iShares MSCI China ETF	4,206,405	196,102,601
iShares MSCI South Korea Index ETF	1,818,760	96,867,158
Lazard Emerging Markets Equity Portfolio Institutional Class	16,286,751	256,353,458
Matthews Korea Fund Investor Class	4,218,119	24,338,548
Matthews Pacific Tiger Fund Investor Class	113	2,731
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	2,016,273	34,155,663
Oppenheimer Developing Markets Fund Class I	6,774,405	218,610,064
Oppenheimer Emerging Markets Innovators Fund Class I (a)	300	2,494
Parametric Emerging Markets Fund Investor Class	14,958,482	187,280,196
SPDR S&P China ETF	1,151,550	88,565,711
T. Rowe Price Emerging Markets Stock Fund Class I	9,818,622	312,134,007
Wasatch Frontier Emerging Small Countries Fund	10,208,708	24,909,246

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,747,318,516

Sector Funds - 0.0%
RS Global Natural Resources Fund Class A (a)	74	1,770
TOTAL EQUITY FUNDS
(Cost $2,964,352,778)		2,747,320,286
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.47% 12/22/16 to 2/16/17 (c)
(Cost $1,329,380)	1,330,000	1,329,345
	Shares

Money Market Funds - 1.1%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $47,530,858)	47,530,858	47,530,858
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,493,610,573)		4,322,084,286
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,582,338
NET ASSETS - 100%		$4,323,666,624

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
628 ICE E-mini MSCI Emerging Markets Index Contracts (United States)	Dec. 2016	27,098,200	$(1,688,678)

The face value of futures purchased as a percentage of Net Assets is 0.63%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $819,586.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$426,794,645	$--	$135,221,147	$--	$349,026,232
Fidelity SAI Emerging Markets Index Fund	57,900,000	--	71,915,685	--	--
Total	$484,694,645	$--	$207,136,832	$--	$349,026,232

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$153,237,352	$116,550,284	$36,629,748	$57,320
Consumer Staples	106,661,413	86,890,608	19,770,805	--
Energy	148,551,415	59,850,611	88,700,804	--
Financials	394,841,399	318,630,706	76,210,693	--
Health Care	19,708,940	6,910,660	12,798,280	--
Industrials	54,456,050	46,537,781	7,918,269	--
Information Technology	387,752,365	291,652,401	96,099,964	--
Materials	90,732,273	66,909,400	23,822,873	--
Real Estate	15,775,932	9,771,914	6,004,018	--
Telecommunication Services	87,563,296	22,567,050	64,996,246	--
Utilities	66,623,362	28,565,730	35,020,886	3,036,746
Equity Funds	2,747,320,286	2,747,320,286	--	--
Other Short-Term Investments	1,329,345	--	1,329,345	--
Money Market Funds	47,530,858	47,530,858	--	--
Total Investments in Securities:	$4,322,084,286	$3,849,688,289	$469,301,931	$3,094,066
Derivative Instruments:
Liabilities
Futures Contracts	$(1,688,678)	$(1,688,678)	$--	$--
Total Liabilities	$(1,688,678)	$(1,688,678)	$--	$--
Total Derivative Instruments:	$(1,688,678)	$(1,688,678)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $4,501,894,933. Net unrealized depreciation aggregated $179,810,647, of which $223,660,994 related to appreciated investment securities and $403,471,641 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2016

SIL-QTLY-0117
1.912843.106

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.0%
	Shares	Value
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
Bridgestone Corp.	36,200	$1,404,713
Valeo SA	31,407	1,751,214
		3,155,927
Automobiles - 0.4%
Fuji Heavy Industries Ltd.	62,100	2,590,040
Honda Motor Co. Ltd.	263,200	7,848,199
Suzuki Motor Corp.	77,200	2,525,930
		12,964,169
Hotels, Restaurants & Leisure - 0.1%
Accor SA	49,595	1,757,190
Oriental Land Co. Ltd.	18,100	1,038,897
		2,796,087
Household Durables - 0.3%
Panasonic Corp.	151,500	1,571,160
Sony Corp.	145,000	4,212,776
Taylor Wimpey PLC	1,317,750	2,445,124
Techtronic Industries Co. Ltd.	717,500	2,798,218
		11,027,278
Internet & Direct Marketing Retail - 0.0%
Rakuten, Inc.	123,400	1,234,801
Media - 0.4%
Altice NV:
Class A (a)	99,646	1,716,159
Class B (a)	46,247	803,599
Axel Springer Verlag AG	31,554	1,353,418
Dentsu, Inc.	42,300	1,964,067
ProSiebenSat.1 Media AG	43,831	1,500,081
Vivendi SA	140,161	2,667,211
WPP PLC	86,343	1,841,428
		11,845,963
Specialty Retail - 0.2%
Carphone Warehouse Group PLC	190,816	792,169
Inditex SA	82,795	2,832,140
Nitori Holdings Co. Ltd.	14,900	1,556,211
USS Co. Ltd.	70,400	1,139,338
		6,319,858
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	28,017	4,127,844
LVMH Moet Hennessy - Louis Vuitton SA	12,421	2,260,327
Pandora A/S	16,429	1,955,234
		8,343,405

TOTAL CONSUMER DISCRETIONARY		57,687,488

CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Anheuser-Busch InBev SA NV	60,698	6,306,989
Asahi Group Holdings	39,400	1,289,717
Diageo PLC	169,599	4,240,446
		11,837,152
Food & Staples Retailing - 0.1%
Ahold Delhaize NV	87,264	1,721,178
Seven & i Holdings Co. Ltd.	48,600	1,901,025
Tesco PLC (a)	366,334	956,221
		4,578,424
Food Products - 0.3%
Danone SA	33,018	2,068,084
Nestle SA	136,125	9,161,032
		11,229,116
Household Products - 0.2%
Reckitt Benckiser Group PLC	28,440	2,402,430
Svenska Cellulosa AB (SCA) (B Shares)	111,407	2,971,562
		5,373,992
Personal Products - 0.4%
Kao Corp.	46,400	2,150,905
L'Oreal SA	11,277	1,924,858
Unilever NV (Certificaten Van Aandelen) (Bearer)	134,575	5,365,474
Unilever PLC	71,935	2,861,656
		12,302,893
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	62,850	3,440,423
Imperial Tobacco Group PLC	117,145	5,031,811
Japan Tobacco, Inc.	79,900	2,770,020
		11,242,254

TOTAL CONSUMER STAPLES		56,563,831

ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Amec Foster Wheeler PLC	245,769	1,340,727
Tecnicas Reunidas SA	41,636	1,533,224
		2,873,951
Oil, Gas & Consumable Fuels - 0.9%
Galp Energia SGPS SA Class B	129,126	1,746,944
INPEX Corp.	189,500	1,854,243
Lundin Petroleum AB (a)	171,426	3,230,455
Oil Search Ltd. ADR	291,309	1,399,364
Royal Dutch Shell PLC:
Class A (United Kingdom)	439,394	11,180,577
Class B (United Kingdom)	17,690	470,414
Statoil ASA	142,558	2,471,601
Total SA	100,106	4,772,835
Woodside Petroleum Ltd.	161,187	3,550,577
		30,677,010

TOTAL ENERGY		33,550,961

FINANCIALS - 3.2%
Banks - 1.7%
Australia & New Zealand Banking Group Ltd.	297,948	6,239,686
Banco Bilbao Vizcaya Argentaria SA	327,293	2,015,345
Bankinter SA	227,460	1,709,693
BNP Paribas SA	47,189	2,739,726
BOC Hong Kong (Holdings) Ltd.	829,000	3,110,153
CaixaBank SA	295,161	858,083
CaixaBank SA rights 12/6/16 (a)	295,161	12,200
Danske Bank A/S	102,381	2,991,068
HSBC Holdings PLC (United Kingdom)	362,499	2,873,375
Intesa Sanpaolo SpA	1,244,668	2,742,887
KBC Groep NV	65,027	3,899,429
Lloyds Banking Group PLC	4,239,342	3,061,799
Mitsubishi UFJ Financial Group, Inc.	1,264,100	7,600,943
Nordea Bank AB	486,166	5,107,937
Shinsei Bank Ltd.	776,000	1,264,487
Societe Generale Series A	93,827	4,025,454
Swedbank AB (A Shares)	128,744	2,971,939
The Suruga Bank Ltd.	50,700	1,160,448
United Overseas Bank Ltd.	269,285	3,819,539
		58,204,191
Capital Markets - 0.4%
Credit Suisse Group AG	300,805	4,001,055
Julius Baer Group Ltd.	28,214	1,243,954
London Stock Exchange Group PLC	25,256	868,376
Macquarie Group Ltd.	42,324	2,616,748
Magellan Financial Group Ltd.	71,149	1,195,984
Man Group PLC	596,621	846,522
Partners Group Holding AG	4,092	1,988,244
		12,760,883
Diversified Financial Services - 0.3%
Challenger Ltd.	299,167	2,346,998
Innogy SE	37,311	1,317,410
Kyushu Railway Co.	55,200	1,453,450
ORIX Corp.	342,400	5,441,603
		10,559,461
Insurance - 0.8%
AIA Group Ltd.	454,200	2,769,762
Aviva PLC	463,964	2,593,462
AXA SA	165,880	3,898,589
Direct Line Insurance Group PLC	240,233	1,043,612
Insurance Australia Group Ltd.	604,597	2,489,266
Prudential PLC	173,983	3,359,135
Sampo Oyj (A Shares)	45,330	2,000,334
Sony Financial Holdings, Inc.	70,400	1,036,370
St. James's Place Capital PLC	110,702	1,301,997
Standard Life PLC	265,598	1,148,485
Tokio Marine Holdings, Inc.	54,300	2,379,159
Zurich Insurance Group AG	14,783	3,873,162
		27,893,333

TOTAL FINANCIALS		109,417,868

HEALTH CARE - 1.8%
Biotechnology - 0.3%
CSL Ltd.	33,943	2,454,212
Grifols SA	42,757	838,346
Shire PLC	93,000	5,416,201
		8,708,759
Health Care Equipment & Supplies - 0.2%
Hoya Corp.	50,700	2,018,934
Olympus Corp.	89,800	3,201,194
Sysmex Corp.	25,700	1,567,092
		6,787,220
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG & Co. KGaA	18,371	1,433,171
Fresenius SE & Co. KGaA	33,455	2,402,231
		3,835,402
Pharmaceuticals - 1.2%
Astellas Pharma, Inc.	186,500	2,600,403
AstraZeneca PLC (United Kingdom)	24,846	1,285,495
Bayer AG	40,890	3,850,753
GlaxoSmithKline PLC	328,975	6,138,963
Novartis AG	153,108	10,552,476
Novo Nordisk A/S Series B	85,303	2,873,014
Sanofi SA	95,823	7,722,987
Shionogi & Co. Ltd.	67,400	3,216,305
Teva Pharmaceutical Industries Ltd.	5,400	200,141
Teva Pharmaceutical Industries Ltd. sponsored ADR	98,813	3,725,250
		42,165,787

TOTAL HEALTH CARE		61,497,168

INDUSTRIALS - 2.1%
Aerospace & Defense - 0.3%
BAE Systems PLC	381,820	2,868,788
Leonardo-Finmeccanica SpA (a)	262,980	3,414,312
Rolls-Royce Holdings PLC	308,436	2,607,214
		8,890,314
Air Freight & Logistics - 0.1%
Deutsche Post AG	128,035	4,001,731
Building Products - 0.1%
Compagnie de St. Gobain	66,135	2,868,563
Daikin Industries Ltd.	14,600	1,388,134
		4,256,697
Commercial Services & Supplies - 0.1%
Edenred SA	79,016	1,666,109
Construction & Engineering - 0.2%
Bouygues SA	54,900	1,861,944
Ferrovial SA	86,549	1,534,167
SHIMIZU Corp.	102,000	948,110
Taisei Corp.	119,000	866,401
VINCI SA	40,747	2,644,261
		7,854,883
Electrical Equipment - 0.2%
ABB Ltd. (Reg.)	173,352	3,533,394
Legrand SA	37,418	2,091,931
Nidec Corp.	23,600	2,144,214
		7,769,539
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd.	250,948	3,057,382
Koninklijke Philips Electronics NV	124,149	3,563,780
		6,621,162
Machinery - 0.5%
Alfa Laval AB	88,205	1,323,630
Alstom SA (a)	62,632	1,696,686
Andritz AG	19,985	1,031,096
Fanuc Corp.	6,900	1,177,658
GEA Group AG	34,498	1,285,910
Kawasaki Heavy Industries Ltd.	148,000	477,361
Komatsu Ltd.	145,300	3,418,011
Kubota Corp.	89,800	1,384,566
Makita Corp.	14,200	970,667
Minebea Mitsumi, Inc.	68,300	690,527
NGK Insulators Ltd.	89,100	1,738,780
Sumitomo Heavy Industries Ltd.	257,000	1,576,270
		16,771,162
Professional Services - 0.2%
Adecco SA (Reg.)	15,412	949,702
Recruit Holdings Co. Ltd.	55,300	2,127,989
SEEK Ltd.	121,013	1,319,885
Wolters Kluwer NV	38,036	1,371,430
		5,769,006
Road & Rail - 0.1%
ComfortDelgro Corp. Ltd.	782,800	1,370,897
East Japan Railway Co.	13,500	1,164,437
		2,535,334
Trading Companies & Distributors - 0.1%
Mitsubishi Corp.	96,900	2,120,071
Wolseley PLC	36,856	2,141,559
		4,261,630
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	114,000	1,058,321

TOTAL INDUSTRIALS		71,455,888

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson (B Shares)	165,717	850,493
Electronic Equipment & Components - 0.1%
Alps Electric Co. Ltd.	40,500	1,045,376
Keyence Corp.	4,200	2,904,901
		3,950,277
Internet Software & Services - 0.0%
Rightmove PLC	13,457	617,764
Yahoo! Japan Corp.	122,300	447,379
		1,065,143
IT Services - 0.2%
Amadeus IT Holding SA Class A	69,028	3,128,293
Capgemini SA	22,273	1,758,650
OBIC Co. Ltd.	16,300	725,066
Otsuka Corp.	23,700	1,167,267
		6,779,276
Semiconductors & Semiconductor Equipment - 0.2%
ASM Pacific Technology Ltd.	88,200	881,829
ASML Holding NV (Netherlands)	7,509	774,608
Dialog Semiconductor PLC (a)	34,436	1,365,170
Tokyo Electron Ltd.	17,600	1,632,908
		4,654,515
Software - 0.4%
Mobileye NV (a)	39,000	1,451,970
Nets A/S (b)	38,220	653,301
Nintendo Co. Ltd.	7,900	1,946,788
SAP AG	81,570	6,812,269
Square Enix Holdings Co. Ltd.	47,900	1,213,131
Trend Micro, Inc.	54,000	1,961,930
		14,039,389

TOTAL INFORMATION TECHNOLOGY		31,339,093

MATERIALS - 1.2%
Chemicals - 0.6%
BASF AG	64,587	5,543,971
Clariant AG (Reg.)	75,821	1,225,277
Croda International PLC	35,951	1,467,309
Incitec Pivot Ltd.	701,612	1,627,723
K&S AG	65,202	1,323,003
Mitsui Chemicals, Inc.	311,000	1,464,821
Nitto Denko Corp.	27,700	1,936,620
Sumitomo Chemical Co. Ltd.	313,000	1,459,087
Symrise AG	34,004	2,058,195
Yara International ASA	52,207	1,931,617
		20,037,623
Construction Materials - 0.2%
CRH PLC	77,575	2,584,504
James Hardie Industries PLC CDI	140,432	2,149,386
Lafargeholcim Ltd. (Reg.)	34,868	1,846,800
		6,580,690
Metals & Mining - 0.4%
BHP Billiton Ltd.	92,064	1,720,662
Glencore Xstrata PLC (a)	735,814	2,571,377
Hitachi Metals Ltd.	110,700	1,466,468
Randgold Resources Ltd.	27,247	1,958,448
Rio Tinto Ltd.	90,733	3,837,293
Rio Tinto PLC	127,685	4,817,678
		16,371,926

TOTAL MATERIALS		42,990,239

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.1%
British Land Co. PLC	114,456	847,071
Mirvac Group unit	1,321,079	1,995,591
Nippon Prologis REIT, Inc.	81	167,900
Westfield Corp. unit (a)	189,730	1,277,705
		4,288,267
Real Estate Management & Development - 0.4%
Cheung Kong Property Holdings Ltd.	327,448	2,241,667
Daito Trust Construction Co. Ltd.	12,100	1,885,780
Deutsche Wohnen AG (Bearer)	60,063	1,849,895
Hysan Development Co. Ltd.	228,000	1,005,299
Leopalace21 Corp.	283,600	1,557,150
Mitsui Fudosan Co. Ltd.	102,000	2,449,142
Sino Land Ltd.	286,000	449,842
		11,438,775

TOTAL REAL ESTATE		15,727,042

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
BT Group PLC	450,281	2,008,429
Deutsche Telekom AG	278,960	4,390,072
Koninklijke KPN NV	618,086	1,773,800
Nippon Telegraph & Telephone Corp.	117,300	4,708,556
Spark New Zealand Ltd.	372,083	957,856
Telecom Italia SpA (a)	981,684	739,527
Telefonica Deutschland Holding AG	378,144	1,483,672
TeliaSonera AB	252,484	948,855
		17,010,767
Wireless Telecommunication Services - 0.3%
KDDI Corp.	135,700	3,553,361
SoftBank Corp.	47,900	2,864,698
Vodafone Group PLC	1,864,343	4,503,767
		10,921,826

TOTAL TELECOMMUNICATION SERVICES		27,932,593

UTILITIES - 0.2%
Electric Utilities - 0.2%
Iberdrola SA	565,034	3,400,876
Power Assets Holdings Ltd.	242,500	2,313,543
Red Electrica Corporacion SA	64,468	1,147,884
		6,862,303
Multi-Utilities - 0.0%
E.ON AG	209,867	1,385,056

TOTAL UTILITIES		8,247,359

TOTAL COMMON STOCKS
(Cost $521,900,945)		516,409,530

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	19,441	2,509,633
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	10,600,700	13,264
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,415,313)		2,522,897

Equity Funds - 79.7%
Diversified Emerging Markets Funds - 0.6%
Fidelity Pacific Basin Fund (c)	759,888	20,965,307
Foreign Large Blend Funds - 23.2%
Fidelity Overseas Fund (c)	11,755,374	464,337,267
Fidelity SAI International Index Fund (c)	5,000,000	50,050,000
Fidelity SAI International Minimum Volatility Index Fund (c)	30,430,020	286,042,191

TOTAL FOREIGN LARGE BLEND FUNDS		800,429,458

Foreign Large Growth Funds - 41.9%
Fidelity Advisor Overseas Fund Class I (c)	4,983,014	100,357,908
Fidelity Canada Fund (c)	34,327	1,677,911
Fidelity Diversified International Fund (c)	14,984,772	497,494,433
Fidelity International Capital Appreciation Fund (c)	22,044,052	352,263,953
Fidelity International Discovery Fund (c)	13,366,201	491,207,874

TOTAL FOREIGN LARGE GROWTH FUNDS		1,443,002,079

Foreign Large Value Funds - 6.5%
Fidelity International Value Fund (c)	29,109,461	224,433,947
Foreign Small Mid Growth Funds - 1.9%
Fidelity International Small Cap Opportunities Fund (c)	4,518,223	65,378,688
Sector Funds - 1.7%
Fidelity International Real Estate Fund (c)	6,173,060	58,705,802
Other - 3.9%
Fidelity Advisor Global Capital Appreciation Fund Class I (c)	1,547,028	26,082,885
Fidelity Japan Fund (c)	6,201,219	75,592,864
Fidelity Japan Smaller Companies Fund (c)	2,233,766	33,439,476

TOTAL OTHER		135,115,225

TOTAL EQUITY FUNDS
(Cost $2,807,941,865)		2,748,030,506
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.49% 12/15/16 to 2/23/17 (d)
(Cost $8,686,137)	8,690,000	8,685,871
	Shares

Money Market Funds - 4.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (e)
(Cost $169,257,747)	169,257,747	169,257,747
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $3,510,202,007)		3,444,906,551
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,789,592
NET ASSETS - 100%		$3,447,696,143

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
1,026 CME Nikkei 225 Index Contracts (United States)	Dec. 2016	95,520,600	$8,813,362
803 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	65,649,265	(1,793,210)
TOTAL FUTURES CONTRACTS			$7,020,152

The face value of futures purchased as a percentage of Net Assets is 4.7%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $653,301 or 0.02% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,685,871.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Class I	$23,205,414	$--	$--	$--	$26,082,885
Fidelity Advisor Overseas Fund Class I	108,960,068	--	11,000,443	--	100,357,908
Fidelity Canada Fund	1,429,383	--	--	--	1,677,911
Fidelity Diversified International Fund	441,411,499	42,679,946	266	--	497,494,433
Fidelity International Capital Appreciation Fund	305,375,109	40,876,839	177	--	352,263,953
Fidelity International Discovery Fund	438,056,273	41,769,458	354	--	491,207,874
Fidelity International Real Estate Fund	41,907,975	17,180,700	--	808,132	58,705,802
Fidelity International Small Cap Opportunities Fund	57,519,602	6,091,500	--	--	65,378,688
Fidelity International Value Fund	207,323,065	5,528,296	354	--	224,433,947
Fidelity Japan Fund	44,909,084	24,378,027	--	--	75,592,864
Fidelity Japan Smaller Companies Fund	28,967,634	997,129	--	--	33,439,476
Fidelity Overseas Fund	385,949,842	60,140,387	177	--	464,337,267
Fidelity Pacific Basin Fund	--	21,101,681	--	--	20,965,307
Fidelity SAI International Index Fund	46,550,000	--	--	--	50,050,000
Fidelity SAI International Minimum Volatility Index Fund	--	297,879,739	--	--	286,042,191
Total	$2,131,564,948	$558,623,702	$11,001,771	$808,132	$2,748,030,506

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$60,197,121	$22,974,425	$37,222,696	$--
Consumer Staples	56,563,831	17,956,398	38,607,433	--
Energy	33,550,961	7,851,350	25,699,611	--
Financials	109,417,868	34,684,636	74,733,232	--
Health Care	61,497,168	7,165,968	54,331,200	--
Industrials	71,469,152	33,680,906	37,788,246	--
Information Technology	31,339,093	9,856,977	21,482,116	--
Materials	42,990,239	17,967,549	25,022,690	--
Real Estate	15,727,042	6,393,774	9,333,268	--
Telecommunication Services	27,932,593	3,390,383	24,542,210	--
Utilities	8,247,359	8,247,359	--	--
Equity Funds	2,748,030,506	2,748,030,506	--	--
Other Short-Term Investments and Net Other Assets	8,685,871	--	8,685,871	--
Money Market Funds	169,257,747	169,257,747	--	--
Total Investments in Securities:	$3,444,906,551	$3,087,457,978	$357,448,573	$--
Derivative Instruments:
Assets
Futures Contracts	$8,813,362	$8,813,362	$--	$--
Total Assets	$8,813,362	$8,813,362	$--	$--
Liabilities
Futures Contracts	$(1,793,210)	$(1,793,210)	$--	$--
Total Liabilities	$(1,793,210)	$(1,793,210)	$--	$--
Total Derivative Instruments:	$7,020,152	$7,020,152	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$39,246,773
Level 2 to Level 1	$16,444,771

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $3,522,994,815. Net unrealized depreciation aggregated $78,088,264, of which $115,398,758 related to appreciated investment securities and $193,487,022 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Emerging Markets Fund of Funds

November 30, 2016

RMF-QTLY-0117
1.938038.104

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Diversified Emerging Markets Funds - 99.9%
Acadian Emerging Markets Portfolio Institutional Class	108,093	$1,795,432
Causeway Emerging Markets Fund - Investor Class	217,639	2,287,388
Fidelity Emerging Markets Fund (a)	52,366	1,182,957
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	91,147	1,504,841
Lazard Emerging Markets Equity Portfolio Institutional Class	114,522	1,802,573
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	13,212	223,812
Oppenheimer Developing Markets Fund Class Y	43,155	1,390,460
T. Rowe Price Emerging Markets Stock Fund Class I	48,610	1,545,302
TOTAL EQUITY FUNDS
(Cost $11,743,251)		11,732,765

Money Market Funds - 0.3%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (b)
(Cost $32,437)	32,437	32,437
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $11,775,688)		11,765,202
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(18,582)
NET ASSETS - 100%		$11,746,620

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Fidelity Funds, excluding the Fidelity Money Market Central Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$1,054,660	$--	$--	$--	$1,182,957
Total	$1,054,660	$--	$--	$--	$1,182,957

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period.The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $11,967,632. Net unrealized depreciation aggregated $202,430, of which $463,242 related to appreciated investment securities and $665,672 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Income Multi-Manager Fund

November 30, 2016

ACF-QTLY-0117
1.941274.104

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 10.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	$20,000	$20,369
5.2% 4/1/45	6,000	5,678
6.6% 4/1/36	5,000	5,610
6.75% 4/1/46	11,000	12,655
General Motors Financial Co., Inc.:
2.625% 7/10/17	20,000	20,123
3.25% 5/15/18	10,000	10,099
3.5% 7/10/19	10,000	10,167
4.25% 5/15/23	10,000	10,025
4.375% 9/25/21	55,000	56,872
		151,598
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	2,000	2,022
3.7% 1/30/26	5,000	5,067
4.7% 12/9/35	3,000	3,119
4.875% 12/9/45	4,000	4,227
		14,435
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	103,125
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	13,000	13,492
4.908% 7/23/25 (a)	16,000	16,679
Discovery Communications LLC 3.25% 4/1/23	2,000	1,947
NBCUniversal, Inc. 5.15% 4/30/20	100,000	109,567
Time Warner Cable, Inc.:
4% 9/1/21	118,000	121,211
5.5% 9/1/41	10,000	9,951
5.875% 11/15/40	13,000	13,495
6.55% 5/1/37	18,000	20,151
7.3% 7/1/38	17,000	20,217
8.25% 4/1/19	17,000	19,184
		345,894

TOTAL CONSUMER DISCRETIONARY		615,052

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	20,064
3.3% 2/1/23	20,000	20,222
3.65% 2/1/26	20,000	20,096
4.7% 2/1/36	23,000	24,041
4.9% 2/1/46	26,000	27,751
		112,174
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,136
Tobacco - 0.0%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,038
4% 6/12/22	3,000	3,158
5.7% 8/15/35	3,000	3,432
6.15% 9/15/43	4,000	4,836
		16,464

TOTAL CONSUMER STAPLES		135,774

ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	6,000	6,018
4.85% 11/15/35	5,000	5,100
5% 11/15/45	7,000	7,143
		18,261
Oil, Gas & Consumable Fuels - 1.7%
Anadarko Finance Co. 7.5% 5/1/31	3,000	3,715
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,325
5.55% 3/15/26	10,000	10,910
6.6% 3/15/46	10,000	11,640
Canadian Natural Resources Ltd. 5.85% 2/1/35	6,000	6,125
Chesapeake Energy Corp.:
5.75% 3/15/23	5,000	4,300
6.125% 2/15/21	165,000	151,388
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	2,011
3.3% 6/1/20	12,000	12,163
4.5% 6/1/25	3,000	3,114
5.8% 6/1/45	4,000	4,484
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	101,500
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,975
2.7% 4/1/19	4,000	3,975
3.875% 3/15/23	20,000	19,190
5.6% 4/1/44	10,000	9,200
El Paso Corp. 6.5% 9/15/20	20,000	22,343
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	3,000	2,946
3.9% 5/15/24 (b)	3,000	2,785
Enbridge, Inc.:
4.25% 12/1/26	4,000	4,014
5.5% 12/1/46	5,000	5,096
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,000	1,045
Kinder Morgan, Inc.:
3.05% 12/1/19	89,000	90,121
4.3% 6/1/25	20,000	20,156
MPLX LP 4% 2/15/25	2,000	1,901
Petrobras Global Finance BV 5.625% 5/20/43	10,000	7,140
Petroleos Mexicanos:
3.5% 7/23/20	10,000	9,708
4.625% 9/21/23 (a)	20,000	18,770
5.5% 2/4/19 (a)	15,000	15,555
6.375% 2/4/21 (a)	25,000	26,183
6.5% 6/2/41	15,000	13,205
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	10,002
Southwestern Energy Co.:
5.8% 1/23/20 (b)	8,000	8,160
6.7% 1/23/25 (b)	46,000	45,540
Spectra Energy Partners LP 2.95% 9/25/18	2,000	2,030
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,828
4.55% 6/24/24	38,000	37,050
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,035
5.375% 6/1/21	7,000	7,469
Williams Partners LP:
4% 11/15/21	2,000	2,034
4.3% 3/4/24	8,000	7,956
		721,087

TOTAL ENERGY		739,348

FINANCIALS - 3.4%
Banks - 1.6%
Bank of America Corp.:
3.3% 1/11/23	15,000	15,011
3.5% 4/19/26	10,000	9,881
3.875% 8/1/25	2,000	2,033
3.95% 4/21/25	43,000	42,577
4% 1/22/25	104,000	103,798
4.1% 7/24/23	5,000	5,224
4.2% 8/26/24	4,000	4,062
4.25% 10/22/26	11,000	11,061
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,059
4.05% 7/30/22	4,000	4,127
4.4% 6/10/25	11,000	11,221
5.3% 5/6/44	21,000	22,239
5.5% 9/13/25	4,000	4,374
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	20,199
Credit Suisse New York Branch 1.7% 4/27/18	108,000	107,667
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,031
2.95% 10/1/26	8,000	7,618
3.875% 9/10/24	23,000	23,243
4.125% 12/15/26	23,000	23,545
4.25% 10/15/20	4,000	4,245
4.35% 8/15/21	4,000	4,281
4.625% 5/10/21	4,000	4,307
4.95% 3/25/20	4,000	4,317
Regions Financial Corp. 3.2% 2/8/21	7,000	7,118
Royal Bank of Canada 4.65% 1/27/26	22,000	23,016
Royal Bank of Scotland Group PLC:
6% 12/19/23	35,000	35,450
6.1% 6/10/23	13,000	13,196
6.125% 12/15/22	29,000	30,026
Royal Bank Scotland Group PLC 5.125% 5/28/24	100,000	97,082
		666,008
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,048
Credit Suisse AG 6% 2/15/18	2,000	2,082
Deutsche Bank AG London Branch 2.85% 5/10/19	20,000	19,758
Goldman Sachs Group, Inc.:
2.625% 1/31/19	24,000	24,250
2.9% 7/19/18	29,000	29,430
5.75% 1/24/22	8,000	9,029
6.75% 10/1/37	190,000	233,359
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,034
3.75% 12/1/25	7,000	7,174
Lazard Group LLC 4.25% 11/14/20	8,000	8,385
Morgan Stanley:
2.375% 7/23/19	20,000	20,070
3.7% 10/23/24	18,000	18,220
3.75% 2/25/23	36,000	36,987
4.875% 11/1/22	147,000	158,074
5% 11/24/25	13,000	13,875
		590,775
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	25,083
Discover Financial Services 3.95% 11/6/24	7,000	6,912
Hyundai Capital America 2.125% 10/2/17 (a)	4,000	4,014
Synchrony Financial:
1.875% 8/15/17	3,000	3,004
3% 8/15/19	4,000	4,056
3.75% 8/15/21	6,000	6,180
4.25% 8/15/24	6,000	6,090
		55,339
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	5,953
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,206
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (a)	8,000	7,149
Pacific LifeCorp 6% 2/10/20 (a)	4,000	4,336
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,222
Prudential Financial, Inc. 4.5% 11/16/21	100,000	108,467
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,054
Unum Group 5.75% 8/15/42	5,000	5,268
		141,702

TOTAL FINANCIALS		1,459,777

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,159
WellPoint, Inc. 3.3% 1/15/23	21,000	20,898
		23,057
Pharmaceuticals - 0.1%
Mylan N.V.:
2.5% 6/7/19 (a)	9,000	8,957
3.15% 6/15/21 (a)	12,000	11,801
3.95% 6/15/26 (a)	9,000	8,426
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	8,000	7,680
2.8% 7/21/23	6,000	5,649
3.15% 10/1/26	7,000	6,474
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,006
Zoetis, Inc. 3.25% 2/1/23	4,000	3,962
		55,955

TOTAL HEALTH CARE		79,012

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	5,010
3.375% 6/1/21	6,000	6,096
3.75% 2/1/22	11,000	11,332
3.875% 4/1/21	9,000	9,360
4.25% 9/15/24	9,000	9,144
		40,942
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	16,000	16,165
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.65% 10/15/22 (a)	10,000	10,517

TOTAL INFORMATION TECHNOLOGY		26,682

MATERIALS - 0.1%
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	10,000	10,000
4.875% 5/14/25 (a)	19,000	19,285
		29,285
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	1,992
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,025
AvalonBay Communities, Inc. 3.625% 10/1/20	5,000	5,196
Camden Property Trust:
2.95% 12/15/22	4,000	3,928
4.25% 1/15/24	8,000	8,280
Corporate Office Properties LP 5% 7/1/25	5,000	5,121
DDR Corp.:
3.5% 1/15/21	140,000	141,914
3.625% 2/1/25	5,000	4,821
4.25% 2/1/26	4,000	4,001
4.75% 4/15/18	132,000	136,165
Duke Realty LP:
3.25% 6/30/26	2,000	1,933
3.625% 4/15/23	5,000	5,064
3.875% 10/15/22	8,000	8,334
Equity One, Inc. 3.75% 11/15/22	20,000	20,472
ERP Operating LP 4.625% 12/15/21	275,000	298,653
Government Properties Income Trust 3.75% 8/15/19	10,000	10,111
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	6,034
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	3,923
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	13,773
4.5% 1/15/25	3,000	2,932
4.95% 4/1/24	3,000	3,038
5.25% 1/15/26	10,000	10,244
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,923
5% 12/15/23	2,000	2,054
Weingarten Realty Investors 3.375% 10/15/22	2,000	1,997
WP Carey, Inc.:
4% 2/1/25	13,000	12,519
4.6% 4/1/24	20,000	20,135
		737,582
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	9,972
4.1% 10/1/24	10,000	9,869
4.95% 4/15/18	11,000	11,409
CBRE Group, Inc. 4.875% 3/1/26	20,000	20,089
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,228
Essex Portfolio LP 3.875% 5/1/24	7,000	7,104
Liberty Property LP:
3.25% 10/1/26	5,000	4,759
3.375% 6/15/23	25,000	24,822
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,016
3.15% 5/15/23	12,000	10,860
Mid-America Apartments LP:
4% 11/15/25	3,000	3,036
4.3% 10/15/23	2,000	2,088
Tanger Properties LP:
3.125% 9/1/26	6,000	5,643
3.75% 12/1/24	7,000	7,006
3.875% 12/1/23	4,000	4,064
Ventas Realty LP:
3.125% 6/15/23	3,000	2,940
4.125% 1/15/26	3,000	3,068
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,116
		146,089

TOTAL REAL ESTATE		883,671

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
3.6% 2/17/23	16,000	16,007
5.55% 8/15/41	48,000	49,556
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,010
6% 4/1/17	2,000	2,028
6.15% 9/15/19	2,000	2,125
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	28,859
4.5% 9/15/20	103,000	109,941
5.012% 8/21/54	84,000	82,601
		293,127
UTILITIES - 0.2%
Electric Utilities - 0.1%
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,039
Duke Energy Corp. 2.1% 6/15/18	5,000	5,026
FirstEnergy Corp.:
4.25% 3/15/23	30,000	31,068
7.375% 11/15/31	5,000	6,231
IPALCO Enterprises, Inc. 3.45% 7/15/20	17,000	17,213
		62,577
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	3,000	2,999
2.7% 6/15/21 (a)	3,000	2,979
3.55% 6/15/26 (a)	5,000	4,906
		10,884
Multi-Utilities - 0.1%
Dominion Resources, Inc. 3.1377% 9/30/66 (b)	6,000	4,614
Puget Energy, Inc.:
6% 9/1/21	13,000	14,632
6.5% 12/15/20	4,000	4,526
Sempra Energy 6% 10/15/39	11,000	12,981
		36,753

TOTAL UTILITIES		110,214

TOTAL NONCONVERTIBLE BONDS
(Cost $4,357,729)		4,412,884

U.S. Government and Government Agency Obligations - 7.4%
U.S. Treasury Inflation-Protected Obligations - 2.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$184,545	$175,915
1% 2/15/46	101,892	103,909
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	92,731	93,675
0.125% 4/15/20	92,786	93,593
0.375% 7/15/25	447,951	446,456
0.625% 1/15/26	71,124	72,049

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		985,597

U.S. Treasury Obligations - 5.1%
U.S. Treasury Bonds:
2.5% 2/15/46	205,000	182,690
2.875% 11/15/46	94,000	90,945
3% 5/15/45	185,000	183,201
3% 11/15/45	140,000	138,534
U.S. Treasury Notes:
0.875% 3/31/18	930,000	928,656
1.25% 10/31/21	565,000	548,447
1.625% 2/15/26	35,000	32,787
2% 8/15/25	129,000	125,271

TOTAL U.S. TREASURY OBLIGATIONS		2,230,531

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,260,723)		3,216,128

U.S. Government Agency - Mortgage Securities - 5.8%
Fannie Mae - 3.5%
2.5% 1/1/28	73,860	74,584
3% 8/1/31 to 9/1/46	355,490	358,058
3.5% 11/1/30 to 5/1/46	460,688	475,639
4% 4/1/42 to 1/1/43	249,158	263,304
4.5% 3/1/41 to 1/1/42	75,042	81,237
5% 11/1/33 to 2/1/35	88,182	98,345
5.5% 5/1/27 to 9/1/41	168,033	187,652

TOTAL FANNIE MAE		1,538,819

Freddie Mac - 1.1%
3% 2/1/43	71,449	71,471
3% 12/1/46 (c)	100,000	99,406
3.5% 4/1/43 to 8/1/43	150,056	154,772
4% 2/1/41	62,665	66,224
4.5% 3/1/41 to 4/1/41	64,050	69,265

TOTAL FREDDIE MAC		461,138

Ginnie Mae - 1.2%
3% 12/1/46 (c)	90,000	91,322
3.5% 12/20/41 to 8/20/43	213,354	223,022
4% 11/20/40	49,898	53,202
4.5% 5/20/41	58,948	63,947
5% 10/15/33	79,753	88,576

TOTAL GINNIE MAE		520,069

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,536,381)		2,520,026

Asset-Backed Securities - 0.0%
Vericrest Opportunity Loan Trust Series 2014-NPL7 Class A1, 3.375% 8/27/57(a)
(Cost $21,203)	$21,229	$21,239

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.1%
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25(a)
(Cost $37,495)	37,495	37,510

Commercial Mortgage Securities - 1.0%
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	54,945	55,148
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	20,224	20,231
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (b)	209,309	211,045
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9164% 7/15/44 (b)	7,899	8,050
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b)	25,000	24,984
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	74,831	74,867
Series 2007-C31 Class A4, 5.509% 4/15/47	7,500	7,529
Series 2007-C33 Class A4, 5.9588% 2/15/51 (b)	16,022	16,126
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $454,070)		417,980

Municipal Securities - 0.4%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	35,000	32,118
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	3,667	3,729
4.95% 6/1/23	15,000	15,546
5.1% 6/1/33	95,000	85,262
Series 2010-1, 6.63% 2/1/35	20,000	20,447
Series 2010-3:
6.725% 4/1/35	5,000	5,181
7.35% 7/1/35	5,000	5,432
Series 2010-5, 6.2% 7/1/21	5,000	5,308
Series 2011, 5.877% 3/1/19	15,000	15,936
Series 2013:
1.84% 12/1/16	5,000	5,000
3.6% 12/1/19	5,000	5,004
TOTAL MUNICIPAL SECURITIES
(Cost $212,531)		198,963

Bank Notes - 0.0%
Marshall & Ilsley Bank 5% 1/17/17
(Cost $1,003)	1,000	1,004
	Shares	Value

Fixed-Income Funds - 74.4%
Intermediate-Term Bond Funds - 74.4%
Metropolitan West Total Return Bond Fund Class I	922,637	$9,862,986
PIMCO Total Return Fund Institutional Class	916,441	9,155,241
Western Asset Core Bond Fund Class I	1,079,142	13,273,450
TOTAL INTERMEDIATE-TERM BOND FUNDS

(Cost $33,099,031)		32,291,677

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.39% (d)	476,467	476,562
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (e)	15	15
TOTAL MONEY MARKET FUNDS
(Cost $476,585)		476,577
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $44,456,751)		43,593,988
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(177,017)
NET ASSETS - 100%		$43,416,971

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $374,335 or 0.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$266
Total	$266

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$4,412,884	$--	$4,412,884	$--
U.S. Government and Government Agency Obligations	3,216,128	--	3,216,128	--
U.S. Government Agency - Mortgage Securities	2,520,026	--	2,520,026	--
Asset-Backed Securities	21,239	--	21,239	--
Collateralized Mortgage Obligations	37,510	--	37,510	--
Commercial Mortgage Securities	417,980	--	417,980	--
Municipal Securities	198,963	--	198,963	--
Bank Notes	1,004	--	1,004	--
Fixed-Income Funds	32,291,677	32,291,677	--	--
Money Market Funds	476,577	476,577	--	--
Total Investments in Securities:	$43,593,988	$32,768,254	$10,825,734	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations,commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $44,504,658. Net unrealized depreciation aggregated $910,670, of which $288,759 related to appreciated investment securities and $1,199,429 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® International Multi-Manager Fund

November 30, 2016

STG-QTLY-0117
1.938048.104

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.7%
Brembo SpA	229	$13,130
Bridgestone Corp.	900	34,924
Compagnie Plastic Omnium	710	21,623
GKN PLC	39,085	151,312
Koito Manufacturing Co. Ltd.	1,900	100,575
Valeo SA	2,182	121,666
		443,230
Automobiles - 0.8%
Fuji Heavy Industries Ltd.	5,200	216,879
Honda Motor Co. Ltd.	6,600	196,801
Isuzu Motors Ltd.	2,000	24,071
Suzuki Motor Corp.	1,800	58,895
Tata Motors Ltd. sponsored ADR	362	11,971
		508,617
Hotels, Restaurants & Leisure - 1.6%
Accor SA	1,185	41,985
Carnival PLC	4,784	241,674
Compass Group PLC	21,654	370,732
Domino's Pizza UK & IRL PLC	3,024	13,243
Dominos Pizza Enterprises Ltd.	274	13,693
Oriental Land Co. Ltd.	500	28,699
Paddy Power Betfair PLC	509	53,305
Sodexo SA	411	44,954
TUI AG	2,682	35,247
Whitbread PLC	1,630	70,647
Yum China Holdings, Inc.	1,524	42,855
		957,034
Household Durables - 0.9%
Bellway PLC	484	14,788
Fujitsu General Ltd.	1,000	19,778
Haseko Corp.	1,800	18,938
Husqvarna AB (B Shares)	1,683	12,454
Nikon Corp.	7,000	104,111
Panasonic Corp.	3,800	39,409
SEB SA	136	18,262
Sony Corp.	3,500	101,688
Taylor Wimpey PLC	34,496	64,008
Techtronic Industries Co. Ltd.	39,500	154,048
		547,484
Internet & Direct Marketing Retail - 0.0%
Rakuten, Inc.	2,500	25,016
Leisure Products - 0.1%
Yamaha Corp.	1,200	37,121
Media - 1.1%
Altice NV:
Class A (a)	2,536	43,676
Class B (a)	800	13,901
Axel Springer Verlag AG	789	33,842
Cineworld Group PLC	1,724	11,745
Dentsu, Inc.	1,000	46,432
Informa PLC	6,448	52,400
Naspers Ltd. Class N	458	66,661
ProSiebenSat.1 Media AG	1,170	40,042
Publicis Groupe SA	1	65
RTL Group SA	125	8,493
SKY PLC	4,551	44,472
Technicolor SA	1,768	8,713
UBM PLC	2,832	25,282
Vivendi SA	3,352	63,787
WPP PLC	9,806	209,132
		668,643
Multiline Retail - 0.2%
Dollarama, Inc.	724	53,849
Ryohin Keikaku Co. Ltd.	300	59,329
		113,178
Specialty Retail - 1.0%
Carphone Warehouse Group PLC	3,630	15,070
Dufry AG (a)	401	49,617
Esprit Holdings Ltd. (a)	96,550	79,042
Inditex SA	4,202	143,736
JB Hi-Fi Ltd.	895	18,310
Nitori Holdings Co. Ltd.	800	83,555
Shimamura Co. Ltd.	100	11,993
USS Co. Ltd.	13,100	212,008
WH Smith PLC	885	16,698
		630,029
Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	682	100,481
Compagnie Financiere Richemont SA Series A	4,798	313,205
Hermes International SCA	80	33,016
LVMH Moet Hennessy - Louis Vuitton SA	1,143	207,999
Pandora A/S	837	99,612
		754,313

TOTAL CONSUMER DISCRETIONARY		4,684,665

CONSUMER STAPLES - 11.7%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	1,518	157,732
Asahi Group Holdings	3,200	104,749
Diageo PLC	8,806	220,174
Embotelladoras Arca S.A.B. de CV	4,616	24,354
Heineken NV (Bearer)	2,544	190,679
ITO EN Ltd.	3,000	99,685
Pernod Ricard SA	2,400	251,820
		1,049,193
Food & Staples Retailing - 0.9%
Ahold Delhaize NV	5,312	104,773
Ain Holdings, Inc.	300	21,125
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	695	32,073
Axfood AB	778	11,337
Bidcorp Ltd.	895	15,676
Colruyt NV	385	19,458
Jeronimo Martins SGPS SA	2,067	32,663
Metro, Inc. Class A (sub. vtg.)	1,369	41,693
PriceSmart, Inc.	608	55,510
Seven & i Holdings Co. Ltd.	1,200	46,939
Spar Group Ltd.	1,400	18,846
Sundrug Co. Ltd.	1,500	105,101
Tesco PLC (a)	9,156	23,899
Tsuruha Holdings, Inc.	300	30,743
		559,836
Food Products - 3.6%
Aryzta AG	3,870	164,895
Danone SA	10,640	666,437
Greencore Group PLC	4,321	15,733
Kerry Group PLC Class A	1,286	91,087
Nestle SA	16,957	1,141,188
Toyo Suisan Kaisha Ltd.	2,700	96,463
		2,175,803
Household Products - 1.8%
Colgate-Palmolive Co.	3,877	252,897
Lion Corp.	1,000	16,329
Reckitt Benckiser Group PLC	8,626	728,669
Svenska Cellulosa AB (SCA) (B Shares)	2,936	78,312
		1,076,207
Personal Products - 1.5%
Kao Corp.	6,700	310,583
Kobayashi Pharmaceutical Co. Ltd.	2,400	106,157
Kose Corp.	300	24,279
L'Oreal SA	1,262	215,409
Pola Orbis Holdings, Inc.	300	23,432
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,333	132,886
Unilever PLC	1,694	67,389
		880,135
Tobacco - 2.2%
British American Tobacco PLC (United Kingdom)	12,437	680,804
Imperial Tobacco Group PLC	3,004	129,033
Japan Tobacco, Inc.	14,000	485,360
KT&G Corp.	610	54,391
		1,349,588

TOTAL CONSUMER STAPLES		7,090,762

ENERGY - 5.1%
Energy Equipment & Services - 0.3%
Amec Foster Wheeler PLC	6,378	34,793
Core Laboratories NV	417	46,604
John Wood Group PLC	4,323	44,516
Subsea 7 SA (a)	1,234	14,407
Technip SA	602	41,702
Tecnicas Reunidas SA	1,041	38,334
		220,356
Oil, Gas & Consumable Fuels - 4.8%
BP PLC	30,871	179,084
Cairn Energy PLC (a)	25,627	67,143
Canadian Natural Resources Ltd.	2,301	77,648
CNOOC Ltd.	177,000	232,989
Enbridge, Inc.	3,565	149,946
Encana Corp.	10,847	136,223
Eni SpA	8,747	122,379
Galp Energia SGPS SA Class B	9,434	127,632
INPEX Corp.	10,700	104,699
Lundin Petroleum AB (a)	4,529	85,347
Oil Search Ltd. ADR	20,229	97,174
Royal Dutch Shell PLC:
Class A (Netherlands)	5,387	137,363
Class A (United Kingdom)	11,417	290,511
Class B (United Kingdom)	14,682	390,425
Statoil ASA	3,359	58,237
Total SA	11,784	561,835
Woodside Petroleum Ltd.	4,030	88,772
		2,907,407

TOTAL ENERGY		3,127,763

FINANCIALS - 18.4%
Banks - 9.4%
ABN AMRO Group NV GDR	4,062	87,824
Australia & New Zealand Banking Group Ltd.	7,920	165,862
Banco Bilbao Vizcaya Argentaria SA	8,210	50,554
Bank of Ireland (a)	144,534	30,790
Bankinter SA	13,355	100,382
Barclays PLC	160,563	432,327
BNP Paribas SA	9,738	565,374
BOC Hong Kong (Holdings) Ltd.	20,500	76,910
CaixaBank SA	51,898	150,876
CaixaBank SA rights 12/6/16 (a)	51,898	2,145
Chiba Bank Ltd.	6,000	36,246
Credicorp Ltd. (United States)	257	40,269
Danske Bank A/S	2,863	83,643
DNB ASA	16,775	247,082
Dubai Islamic Bank Pakistan Ltd.	19,227	27,431
HDFC Bank Ltd. sponsored ADR	3,086	199,109
HSBC Holdings PLC (United Kingdom)	9,060	71,815
Industrial & Commercial Bank of China Ltd. (H Shares)	156,000	95,533
ING Groep NV (Certificaten Van Aandelen)	17,573	238,770
Intesa Sanpaolo SpA	109,224	240,698
Jyske Bank A/S (Reg.)	787	34,348
KBC Groep NV	4,858	291,316
Lloyds Banking Group PLC	550,349	397,481
Mebuki Financial Group, Inc.	9,830	36,300
Mitsubishi UFJ Financial Group, Inc.	47,800	287,418
Nordea Bank AB	12,151	127,665
North Pacific Bank Ltd.	9,300	37,038
PT Bank Central Asia Tbk	66,900	70,505
Shinsei Bank Ltd.	21,000	34,219
Societe Generale Series A	2,345	100,607
Sumitomo Mitsui Financial Group, Inc.	15,300	577,028
Svenska Handelsbanken AB (A Shares)	12,578	174,566
Swedbank AB (A Shares)	9,272	214,036
Sydbank A/S	1,045	30,738
The Hachijuni Bank Ltd.	6,000	32,671
The Suruga Bank Ltd.	1,000	22,889
The Toronto-Dominion Bank	3,249	153,755
Turkiye Garanti Bankasi A/S	12,769	27,094
United Overseas Bank Ltd.	6,643	94,224
		5,687,538
Capital Markets - 2.4%
3i Group PLC	4,105	35,388
Azimut Holding SpA	917	13,684
Banca Generali SpA	1,193	25,098
BM&F BOVESPA SA	6,900	33,887
Brookfield Asset Management, Inc.	1,615	53,780
Brookfield Asset Management, Inc. Class A	806	26,839
Credit Suisse Group AG	7,526	100,105
Daiwa Securities Group, Inc.	8,000	49,033
IG Group Holdings PLC	6,151	64,686
Intermediate Capital Group PLC	1,884	15,982
Julius Baer Group Ltd.	3,288	144,968
Jupiter Fund Management PLC	2,191	11,774
London Stock Exchange Group PLC	632	21,730
Macquarie Group Ltd.	3,503	216,578
Magellan Financial Group Ltd.	1,615	27,147
Man Group PLC	12,232	17,356
Nihon M&A Center, Inc.	400	10,932
Partners Group Holding AG	286	138,963
UBS Group AG	29,008	461,355
		1,469,285
Consumer Finance - 0.2%
AEON Financial Service Co. Ltd.	6,700	112,815
Cembra Money Bank AG	192	14,192
		127,007
Diversified Financial Services - 1.0%
AMP Ltd.	19,991	69,233
Cerved Information Solutions SpA	3,404	27,509
Challenger Ltd.	7,837	61,482
Element Financial Corp.	4,801	40,029
Innogy SE	933	32,943
Kyushu Railway Co.	1,400	36,863
ORIX Corp.	17,400	276,530
RMB Holdings Ltd.	3,030	13,431
Zenkoku Hosho Co. Ltd.	400	13,663
		571,683
Insurance - 5.4%
Admiral Group PLC	1,130	26,877
AIA Group Ltd.	65,800	401,256
Aon PLC	1,136	129,618
Aviva PLC	65,061	363,677
AXA SA	10,444	245,460
BB Seguridade Participacoes SA	5,200	43,497
Direct Line Insurance Group PLC	5,833	25,340
Euler Hermes SA	384	32,253
Fairfax Financial Holdings Ltd. (sub. vtg.)	533	253,275
Gjensidige Forsikring ASA	2,265	36,235
Hiscox Ltd.	12,567	164,629
Insurance Australia Group Ltd.	13,096	53,919
Intact Financial Corp.	420	29,234
Jardine Lloyd Thompson Group PLC	3,491	41,889
Manulife Financial Corp.	2,100	36,566
PICC Property & Casualty Co. Ltd. (H Shares)	20,000	33,520
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	18,000	99,555
Prudential PLC	20,248	390,933
Sampo Oyj (A Shares)	1,200	52,954
Sanlam Ltd.	4,709	20,629
Sony Financial Holdings, Inc.	1,800	26,498
St. James's Place Capital PLC	2,349	27,627
Standard Life PLC	6,641	28,717
Swiss Re Ltd.	1,083	99,704
Tokio Marine Holdings, Inc.	3,700	162,116
Zurich Insurance Group AG	1,778	465,838
		3,291,816

TOTAL FINANCIALS		11,147,329

HEALTH CARE - 7.8%
Biotechnology - 0.7%
Actelion Ltd.	576	111,042
CSL Ltd.	849	61,386
Grifols SA	1,070	20,980
Shire PLC	3,916	228,063
		421,471
Health Care Equipment & Supplies - 0.7%
ASAHI INTECC Co. Ltd.	268	10,507
bioMerieux SA	102	14,178
Fisher & Paykel Healthcare Corp.	1,048	6,071
Hoya Corp.	1,200	47,785
Nihon Kohden Corp.	4,500	102,166
Olympus Corp.	2,200	78,426
Straumann Holding AG	50	17,926
Sysmex Corp.	600	36,586
Terumo Corp.	3,700	131,677
		445,322
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG & Co. KGaA	459	35,808
Fresenius SE & Co. KGaA	836	60,029
Orpea	183	14,139
		109,976
Health Care Technology - 0.0%
M3, Inc.	1,000	26,018
Life Sciences Tools & Services - 0.2%
Eurofins Scientific SA	43	18,820
Gerresheimer AG	181	13,208
ICON PLC (a)	433	32,752
Lonza Group AG	301	53,764
		118,544
Pharmaceuticals - 6.0%
Aspen Pharmacare Holdings Ltd.	233	4,799
Astellas Pharma, Inc.	5,200	72,505
AstraZeneca PLC (United Kingdom)	621	32,130
Bayer AG	4,744	446,759
GlaxoSmithKline PLC	16,157	301,504
Ipsen SA	225	15,250
Novartis AG	13,386	922,587
Novo Nordisk A/S Series B	2,134	71,873
Recordati SpA	519	14,131
Roche Holding AG (participation certificate)	3,392	754,962
Rohto Pharmaceutical Co. Ltd.	1,000	14,249
Sanofi SA	4,886	393,794
Santen Pharmaceutical Co. Ltd.	20,500	252,408
Sawai Pharmaceutical Co. Ltd.	200	10,780
Shionogi & Co. Ltd.	4,700	224,282
Teva Pharmaceutical Industries Ltd.	500	18,532
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,152	81,130
		3,631,675

TOTAL HEALTH CARE		4,753,006

INDUSTRIALS - 15.2%
Aerospace & Defense - 0.9%
BAE Systems PLC	18,321	137,654
Cobham PLC	59,204	121,707
Leonardo-Finmeccanica SpA (a)	6,800	88,286
MTU Aero Engines Holdings AG	316	33,213
Rolls-Royce Holdings PLC	8,296	70,126
Thales SA	1,174	114,634
		565,620
Air Freight & Logistics - 0.8%
Deutsche Post AG	3,335	104,235
PostNL NV (a)	16,563	81,627
Yamato Holdings Co. Ltd.	15,900	321,144
		507,006
Airlines - 0.4%
Japan Airlines Co. Ltd.	8,000	238,861
Building Products - 1.1%
Compagnie de St. Gobain	1,602	69,486
Daikin Industries Ltd.	3,600	342,280
Geberit AG (Reg.)	117	46,319
Kaba Holding AG (B Shares) (Reg.)	19	13,726
Kingspan Group PLC (Ireland)	777	20,752
Toto Ltd.	3,500	136,181
		628,744
Commercial Services & Supplies - 1.3%
Babcock International Group PLC	1,649	19,704
Brambles Ltd.	55,171	479,461
China Everbright International Ltd.	10,000	12,119
Edenred SA	1,881	39,662
Intrum Justitia AB	637	19,291
ISS Holdings A/S	794	27,144
Park24 Co. Ltd.	700	20,012
Prosegur Compania de Seguridad SA (Reg.)	1,995	12,390
Rentokil Initial PLC	8,055	21,608
Secom Co. Ltd.	2,100	154,553
		805,944
Construction & Engineering - 0.8%
Balfour Beatty PLC	33,792	113,185
Bouygues SA	1,211	41,071
Ferrovial SA	2,159	38,270
SHIMIZU Corp.	4,000	37,181
Taisei Corp.	9,000	65,526
VINCI SA	2,779	180,342
		475,575
Electrical Equipment - 2.7%
ABB Ltd. (Reg.)	18,476	376,592
Fuji Electric Co. Ltd.	3,000	14,942
Legrand SA	5,117	286,077
Nidec Corp.	600	54,514
Schneider Electric SA	12,850	852,940
Vestas Wind Systems A/S	900	59,382
		1,644,447
Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	895	10,352
CK Hutchison Holdings Ltd.	5,920	72,125
Koninklijke Philips Electronics NV	3,103	89,074
		171,551
Machinery - 3.3%
Alfa Laval AB	8,935	134,081
Alstom SA (a)	1,565	42,395
Andritz AG	529	27,293
Daifuku Co. Ltd.	900	17,600
Fanuc Corp.	800	136,540
GEA Group AG	6,872	256,153
Glory Ltd.	1,000	32,989
IMI PLC	10,833	131,476
Interpump Group SpA	1,275	20,526
Kawasaki Heavy Industries Ltd.	4,000	12,902
KION Group AG	272	15,417
Komatsu Ltd.	12,300	289,343
Kone Oyj (B Shares)	1,626	71,621
Kubota Corp.	13,400	206,606
Makita Corp.	1,000	68,357
Minebea Mitsumi, Inc.	1,700	17,187
NGK Insulators Ltd.	2,000	39,030
Nordson Corp.	1,011	107,904
Schindler Holding AG (participation certificate)	978	173,726
Spirax-Sarco Engineering PLC	2,523	134,826
Sumitomo Heavy Industries Ltd.	6,000	36,800
Wartsila Corp.	598	25,206
		1,997,978
Professional Services - 1.3%
Adecco SA (Reg.)	385	23,724
Experian PLC	5,416	102,325
Intertek Group PLC	2,167	89,176
Recruit Holdings Co. Ltd.	1,200	46,177
RELX NV	19,719	317,581
SEEK Ltd.	2,794	30,474
SGS SA (Reg.)	74	148,699
Temp Holdings Co., Ltd.	900	13,981
Wolters Kluwer NV	893	32,198
		804,335
Road & Rail - 0.9%
Canadian National Railway Co.	1,160	77,555
ComfortDelgro Corp. Ltd.	19,600	34,325
DSV de Sammensluttede Vognmaend A/S	1,200	53,997
East Japan Railway Co.	4,100	353,644
		519,521
Trading Companies & Distributors - 1.1%
Brenntag AG	1,861	97,958
Bunzl PLC	9,446	243,468
Itochu Corp.	2,700	37,296
Misumi Group, Inc.	3,100	56,109
Mitsubishi Corp.	5,500	120,334
Wolseley PLC	2,136	124,115
		679,280
Transportation Infrastructure - 0.3%
Aena SA	667	88,436
China Merchants Holdings International Co. Ltd.	26,593	66,787
Kamigumi Co. Ltd.	2,000	18,567
		173,790

TOTAL INDUSTRIALS		9,212,652

INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	14,687	75,377
Electronic Equipment & Components - 1.7%
Alps Electric Co. Ltd.	2,100	54,205
China High Precision Automation Group Ltd. (a)	15,000	0
Halma PLC	10,496	123,840
Hirose Electric Co. Ltd.	955	115,896
Hitachi Ltd.	61,000	331,786
Keyence Corp.	300	207,493
OMRON Corp.	2,600	97,298
Renishaw PLC	403	12,505
Spectris PLC	2,885	73,746
Yokogawa Electric Corp.	3,200	44,998
		1,061,767
Internet Software & Services - 0.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,036	97,405
Baidu.com, Inc. sponsored ADR (a)	1,100	183,645
Just Eat Holding Ltd. (a)	7,039	51,566
MercadoLibre, Inc.	245	38,666
Moneysupermarket.com Group PLC	2,843	9,426
NAVER Corp.	105	71,155
Rightmove PLC	250	11,477
Tencent Holdings Ltd.	1,700	42,332
Yahoo! Japan Corp.	3,100	11,340
		517,012
IT Services - 2.3%
Amadeus IT Holding SA Class A	10,406	471,591
Atos Origin SA	665	68,739
Bechtle AG	126	11,734
Capgemini SA	609	48,086
CGI Group, Inc. Class A (sub. vtg.) (a)	1,228	58,168
Cognizant Technology Solutions Corp. Class A (a)	2,857	157,364
Infosys Ltd. sponsored ADR	998	14,451
IT Holdings Corp.	600	12,771
Luxoft Holding, Inc. (a)	205	11,244
MasterCard, Inc. Class A	1,443	147,475
Nomura Research Institute Ltd.	7,390	253,621
OBIC Co. Ltd.	2,100	93,413
Otsuka Corp.	600	29,551
SCSK Corp.	500	17,500
Wirecard AG	381	16,998
		1,412,706
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	2,236	166,001
ASM International NV (Netherlands)	783	33,261
ASM Pacific Technology Ltd.	2,200	21,996
ASML Holding NV (Netherlands)	188	19,394
Broadcom Ltd.	438	74,675
Dialog Semiconductor PLC (a)	646	25,610
Infineon Technologies AG	9,779	163,403
Mellanox Technologies Ltd. (a)	1,230	50,984
NVIDIA Corp.	3,333	307,303
SK Hynix, Inc.	2,188	79,711
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	18,404	546,415
Texas Instruments, Inc.	2,036	150,521
Tokyo Electron Ltd.	400	37,112
Xinyi Solar Holdings Ltd.	32,000	10,933
		1,687,319
Software - 2.0%
ANSYS, Inc. (a)	110	10,343
Cadence Design Systems, Inc. (a)	7,026	184,643
Check Point Software Technologies Ltd. (a)	2,526	207,966
Constellation Software, Inc.	76	35,442
Dassault Systemes SA	1,269	96,863
LINE Corp. ADR	352	13,619
Micro Focus International PLC	1,155	30,507
Mobileye NV (a)	1,000	37,230
Nets A/S (b)	955	16,324
Nintendo Co. Ltd.	200	49,286
Oracle Corp. Japan	300	15,064
Playtech Ltd.	1,631	17,530
Sage Group PLC	4,641	38,180
SAP AG	4,438	370,637
Square Enix Holdings Co. Ltd.	1,100	27,859
Trend Micro, Inc.	1,200	43,598
		1,195,091
Technology Hardware, Storage & Peripherals - 0.9%
Logitech International SA (Reg.)	568	13,995
Neopost SA	1,197	35,433
Samsung Electronics Co. Ltd.	345	511,534
		560,962

TOTAL INFORMATION TECHNOLOGY		6,510,234

MATERIALS - 6.9%
Chemicals - 4.6%
Akzo Nobel NV	8,672	540,064
Arkema SA	596	57,090
Asahi Kasei Corp.	8,000	72,268
BASF AG	3,758	322,576
Clariant AG (Reg.)	3,556	57,465
Croda International PLC	4,337	177,011
Elementis PLC	4,368	13,778
Evonik Industries AG	821	22,893
Givaudan SA	123	219,215
HEXPOL AB (B Shares)	1,500	12,572
Incitec Pivot Ltd.	16,313	37,846
Johnson Matthey PLC	1,206	47,230
K&S AG	1,632	33,115
Linde AG	2,013	335,383
Mitsui Chemicals, Inc.	9,000	42,390
Nippon Paint Holdings Co. Ltd.	2,500	80,423
Nissan Chemical Industries Co. Ltd.	700	23,519
Nitto Denko Corp.	600	41,948
Orica Ltd.	12,093	151,371
Sika AG	8	38,816
Sumitomo Chemical Co. Ltd.	7,000	32,631
Symrise AG	4,714	285,329
Syngenta AG (Switzerland)	192	73,473
Victrex PLC	647	13,883
Yara International ASA	1,187	43,918
		2,776,207
Construction Materials - 0.4%
Anhui Conch Cement Co. Ltd. (H Shares)	5,000	14,472
CRH PLC	4,535	151,089
James Hardie Industries PLC CDI	3,244	49,651
Lafargeholcim Ltd. (Reg.)	872	46,186
		261,398
Containers & Packaging - 0.1%
Billerud AB	781	12,973
Huhtamaki Oyj	554	20,844
		33,817
Metals & Mining - 1.8%
ArcelorMittal SA (Netherlands) (a)	11,271	84,815
BHP Billiton Ltd.	2,302	43,024
BHP Billiton PLC	9,869	162,482
Boliden AB	1,903	49,149
Glencore Xstrata PLC (a)	18,392	64,273
Hitachi Metals Ltd.	2,800	37,092
Iluka Resources Ltd.	11,388	51,178
Randgold Resources Ltd.	657	47,224
Rio Tinto Ltd.	6,447	272,657
Rio Tinto PLC	7,912	298,527
		1,110,421

TOTAL MATERIALS		4,181,843

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.4%
British Land Co. PLC	2,098	15,527
Mirvac Group unit	27,828	42,036
Nippon Prologis REIT, Inc.	7	14,510
Vicinity Centers unit	5,889	12,672
Westfield Corp. unit (a)	20,763	139,825
		224,570
Real Estate Management & Development - 1.9%
Cheung Kong Property Holdings Ltd.	8,420	57,642
China Overseas Land and Investment Ltd.	20,000	57,758
Daito Trust Construction Co. Ltd.	500	77,925
Daiwa House Industry Co. Ltd.	1,300	37,427
Deutsche Wohnen AG (Bearer)	7,534	232,041
Fabege AB	821	12,979
Hufvudstaden AB Series A	855	13,016
Hysan Development Co. Ltd.	4,000	17,637
LEG Immobilien AG	2,610	197,784
Leopalace21 Corp.	5,800	31,846
Mitsui Fudosan Co. Ltd.	8,000	192,090
Nexity	261	12,065
TAG Immobilien AG	3,460	43,345
Vonovia SE	6,093	196,507
		1,180,062

TOTAL REAL ESTATE		1,404,632

TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.9%
BT Group PLC	32,267	143,923
Deutsche Telekom AG	6,972	109,720
Hellenic Telecommunications Organization SA	4,623	42,137
Koninklijke KPN NV	15,450	44,339
Nippon Telegraph & Telephone Corp.	2,900	116,409
Spark New Zealand Ltd.	15,733	40,502
Telecom Italia SpA (a)	24,560	18,502
Telefonica Deutschland Holding AG	7,516	29,490
TeliaSonera AB	6,043	22,710
		567,732
Wireless Telecommunication Services - 3.3%
China Mobile Ltd.	28,268	308,714
KDDI Corp.	32,500	851,026
SK Telecom Co. Ltd.	1,387	265,694
SoftBank Corp.	3,600	215,301
Vodafone Group PLC	137,524	332,222
		1,972,957

TOTAL TELECOMMUNICATION SERVICES		2,540,689

UTILITIES - 1.7%
Electric Utilities - 0.7%
Enel SpA	26,115	105,444
Iberdrola SA	14,125	85,017
Power Assets Holdings Ltd.	7,000	66,783
Red Electrica Corporacion SA	1,600	28,489
Scottish & Southern Energy PLC	8,195	150,971
		436,704
Gas Utilities - 0.3%
APA Group unit	12,929	75,939
China Resource Gas Group Ltd.	24,000	71,166
ENN Energy Holdings Ltd.	4,000	18,410
Rubis	179	14,623
		180,138
Independent Power and Renewable Electricity Producers - 0.0%
ENGIE Brasil Energia SA	1,200	12,720
Multi-Utilities - 0.7%
E.ON AG	5,250	34,648
Engie	28,534	352,317
		386,965

TOTAL UTILITIES		1,016,527

TOTAL COMMON STOCKS
(Cost $50,437,560)		55,670,102

Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Volkswagen AG	3,853	497,383
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	10,901	54,396
Household Products - 0.5%
Henkel AG & Co. KGaA	2,662	308,370

TOTAL CONSUMER STAPLES		362,766

FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	4,450	46,605
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	179	13,299
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	320,068	400
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $957,728)		920,453
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.28% to 0.35% 12/8/16 to 1/26/17 (c)
(Cost $139,955)	$140,000	139,949
	Shares	Value

Money Market Funds - 5.9%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (d)
(Cost $3,587,098)	3,587,098	3,587,098
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $55,122,341)		60,317,602
NET OTHER ASSETS (LIABILITIES) - 0.7%		425,470
NET ASSETS - 100%		$60,743,072

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
24 CME Nikkei 225 Index Contracts (United States)	Dec. 2016	2,234,400	$206,155
5 ICE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2016	408,775	(7,454)
TOTAL FUTURES CONTRACTS			$198,701

The face value of futures purchased as a percentage of Net Assets is 4.4%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,324 or 0.0% of net assets.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $139,949.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$5,182,048	$2,172,797	$3,009,251	$--
Consumer Staples	7,453,528	2,321,137	5,132,391	--
Energy	3,127,763	864,295	2,263,468	--
Financials	11,193,934	5,386,538	5,807,396	--
Health Care	4,766,305	510,050	4,256,255	--
Industrials	9,213,052	3,949,708	5,263,344	--
Information Technology	6,510,234	4,396,300	2,113,934	--
Materials	4,181,843	2,428,235	1,753,608	--
Real Estate	1,404,632	856,301	548,331	--
Telecommunication Services	2,540,689	134,839	2,405,850	--
Utilities	1,016,527	684,173	332,354	--
Other Short-Term Investments and Net Other Assets	139,949	--	139,949	--
Money Market Funds	3,587,098	3,587,098	--	--
Total Investments in Securities:	$60,317,602	$27,291,471	$33,026,131	$--
Derivative Instruments:
Assets
Futures Contracts	$206,155	$206,155	$--	$--
Total Assets	$206,155	$206,155	$--	$--
Liabilities
Futures Contracts	$(7,454)	$(7,454)	$--	$--
Total Liabilities	$(7,454)	$(7,454)	$--	$--
Total Derivative Instruments:	$198,701	$198,701	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$3,498,221
Level 2 to Level 1	$1,682,782

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $55,429,165. Net unrealized appreciation aggregated $4,888,437, of which $8,455,966 related to appreciated investment securities and $3,567,529 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2016

SSC-QTLY-0117
1.912893.106

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 8.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.2%
Ford Motor Co.:
6.625% 10/1/28	$770,000	$907,885
7.45% 7/16/31	1,935,000	2,389,549
General Motors Co.:
3.5% 10/2/18	3,180,000	3,238,709
5.2% 4/1/45	1,994,000	1,886,894
6.25% 10/2/43	1,365,000	1,469,061
6.6% 4/1/36	2,468,000	2,769,098
6.75% 4/1/46	4,114,000	4,733,149
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,015,000	1,021,243
3.25% 5/15/18	1,670,000	1,686,465
3.5% 7/10/19	3,787,000	3,850,114
3.7% 5/9/23	12,910,000	12,684,178
4.25% 5/15/23	1,875,000	1,879,654
4.375% 9/25/21	7,321,000	7,570,163
		46,086,162
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	425,000	448,937
6.875% 8/15/18	650,000	705,299
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	170,588
3.3% 7/15/56	190,000	169,525
		1,494,349
Hotels, Restaurants & Leisure - 0.0%
Marriott International, Inc. 3.125% 6/15/26	1,090,000	1,036,963
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,395,894
2.625% 1/15/22	680,000	677,550
2.75% 12/9/20	1,005,000	1,016,192
3.7% 1/30/26	3,139,000	3,181,103
4.7% 12/9/35	1,368,000	1,422,483
4.875% 12/9/45	2,147,000	2,268,625
		10,998,810
Household Durables - 0.1%
D.R. Horton, Inc. 4% 2/15/20	19,700,000	20,315,625
Newell Brands, Inc. 4.2% 4/1/26	515,000	535,996
Toll Brothers Finance Corp.:
4.375% 4/15/23	5,000,000	4,962,500
5.875% 2/15/22	12,000,000	13,020,000
		38,834,121
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17	350,000	350,056
Media - 0.4%
21st Century Fox America, Inc.:
4.95% 10/15/45	50,000	51,368
5.4% 10/1/43	965,000	1,039,502
6.15% 3/1/37	2,054,000	2,398,589
6.15% 2/15/41	2,025,000	2,389,980
7.75% 12/1/45	1,484,000	2,071,814
AOL Time Warner, Inc. 7.625% 4/15/31	1,435,000	1,894,117
CBS Corp. 4.3% 2/15/21	270,000	287,142
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (a)	6,002,000	6,229,236
4.908% 7/23/25 (a)	7,565,000	7,885,968
6.384% 10/23/35 (a)	2,535,000	2,836,285
6.484% 10/23/45 (a)	570,000	638,391
Comcast Corp.:
4.6% 8/15/45	2,065,000	2,131,611
5.7% 7/1/19	1,100,000	1,204,776
Discovery Communications LLC:
3.25% 4/1/23	393,000	382,543
5.625% 8/15/19	225,000	244,098
NBCUniversal, Inc.:
4.375% 4/1/21	430,000	463,648
5.15% 4/30/20	3,135,000	3,434,932
Scripps Networks Interactive, Inc. 3.95% 6/15/25	710,000	715,453
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	16,870,996
5.5% 9/1/41	2,591,000	2,578,395
5.875% 11/15/40	5,543,000	5,754,000
6.55% 5/1/37	6,351,000	7,110,084
6.75% 7/1/18	1,413,000	1,513,950
7.3% 7/1/38	6,393,000	7,602,594
8.25% 4/1/19	6,565,000	7,408,268
8.75% 2/14/19	1,400,000	1,585,175
Time Warner, Inc.:
3.8% 2/15/27	140,000	139,142
4% 1/15/22	1,125,000	1,166,312
4.7% 1/15/21	2,175,000	2,333,879
4.9% 6/15/42	7,000,000	6,887,419
6.2% 3/15/40	2,433,000	2,756,881
Viacom, Inc.:
5.625% 9/15/19	775,000	838,652
5.85% 9/1/43	270,000	287,387
Walt Disney Co.:
1.1% 12/1/17	300,000	299,748
1.85% 7/30/26	1,330,000	1,188,938
2.55% 2/15/22	335,000	337,185
2.75% 8/16/21	200,000	203,540
		103,161,998
Specialty Retail - 0.0%
Home Depot, Inc.:
2.125% 9/15/26	1,265,000	1,163,319
2.625% 6/1/22	260,000	260,687
3.75% 2/15/24	445,000	467,772
4.875% 2/15/44	525,000	589,577
5.875% 12/16/36	300,000	374,835
Lowe's Companies, Inc. 4.25% 9/15/44	310,000	309,451
		3,165,641

TOTAL CONSUMER DISCRETIONARY		204,091,137

CONSUMER STAPLES - 0.4%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	10,553,000	10,586,748
3.3% 2/1/23	13,075,000	13,220,329
3.65% 2/1/26	12,330,000	12,389,431
4.7% 2/1/36	10,761,000	11,248,226
4.9% 2/1/46	12,876,000	13,742,902
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	4,375,000	4,774,359
Constellation Brands, Inc.:
3.75% 5/1/21	15,610,000	16,214,888
4.75% 11/15/24	5,595,000	5,972,663
PepsiCo, Inc.:
2.75% 3/5/22	900,000	911,127
2.75% 3/1/23	780,000	779,452
3.1% 7/17/22	260,000	268,401
3.6% 3/1/24	2,352,000	2,450,753
4.5% 1/15/20	1,925,000	2,071,866
SABMiller Holdings, Inc. 3.75% 1/15/22 (a)	1,593,000	1,663,226
		96,294,371
Food & Staples Retailing - 0.0%
CVS Health Corp.:
3.5% 7/20/22	1,525,000	1,564,752
5.125% 7/20/45	125,000	136,784
5.3% 12/5/43	40,000	44,441
Kroger Co. 2.3% 1/15/19	170,000	171,228
Wal-Mart Stores, Inc.:
5.25% 9/1/35	655,000	781,081
5.625% 4/1/40	525,000	649,917
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,683,137
		6,031,340
Food Products - 0.0%
General Mills, Inc. 5.65% 2/15/19	440,000	473,808
H.J. Heinz Co.:
3% 6/1/26	615,000	579,845
5% 7/15/35	190,000	200,248
5.2% 7/15/45	135,000	143,450
Kraft Foods Group, Inc. 5.375% 2/10/20	1,750,000	1,894,482
The J.M. Smucker Co. 3.5% 3/15/25	310,000	313,426
Tyson Foods, Inc. 3.95% 8/15/24	450,000	459,732
Unilever Capital Corp. 4.25% 2/10/21	375,000	403,314
		4,468,305
Household Products - 0.0%
Procter & Gamble Co. 3.1% 8/15/23	1,005,000	1,032,313
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,568,807
4% 1/31/24	1,555,000	1,640,463
9.25% 8/6/19	449,000	532,739
Philip Morris International, Inc. 3.875% 8/21/42	975,000	904,102
Reynolds American, Inc.:
2.3% 6/12/18	2,234,000	2,250,802
4% 6/12/22	1,548,000	1,629,335
5.7% 8/15/35	1,287,000	1,472,213
6.15% 9/15/43	1,299,000	1,570,331
7.25% 6/15/37	2,443,000	3,177,070
		14,745,862

TOTAL CONSUMER STAPLES		122,572,191

ENERGY - 1.5%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,289,227
Halliburton Co.:
3.8% 11/15/25	2,686,000	2,693,848
4.75% 8/1/43	570,000	554,628
4.85% 11/15/35	2,345,000	2,392,092
5% 11/15/45	3,213,000	3,278,654
6.7% 9/15/38	170,000	206,484
Nabors Industries, Inc. 4.625% 9/15/21	740,000	723,350
		11,138,283
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Finance Co. 7.5% 5/1/31	1,235,000	1,529,381
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,762,000	1,876,460
5.55% 3/15/26	4,166,000	4,545,306
6.6% 3/15/46	4,900,000	5,703,796
6.95% 7/1/24	300,000	348,636
Apache Corp.:
3.25% 4/15/22	270,000	271,285
6% 1/15/37	415,000	463,506
BP Capital Markets PLC 3.245% 5/6/22	2,960,000	3,015,725
Buckeye Partners LP 2.65% 11/15/18	125,000	125,830
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	2,800,074
Chesapeake Energy Corp.:
5.75% 3/15/23	7,360,000	6,329,600
6.125% 2/15/21	35,845,000	32,887,788
6.625% 8/15/20	28,840,000	27,902,700
8% 12/15/22 (a)	8,662,000	8,965,170
Chevron Corp.:
1.961% 3/3/20	650,000	646,750
2.355% 12/5/22	840,000	822,477
2.566% 5/16/23	3,750,000	3,683,025
4.95% 3/3/19	975,000	1,041,549
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	970,000	969,187
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	949,000	954,048
3.3% 6/1/20	4,641,000	4,703,978
4.5% 6/1/25	1,418,000	1,471,664
5.8% 6/1/45	1,779,000	1,994,223
Conoco, Inc. 6.95% 4/15/29	425,000	519,720
ConocoPhillips Co. 2.4% 12/15/22	1,425,000	1,373,328
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,017,000	2,047,255
5.35% 3/15/20 (a)	2,258,000	2,352,565
5.85% 5/21/43 (a)(b)	7,892,000	6,708,200
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,176,090
2.7% 4/1/19	1,070,000	1,063,313
3.875% 3/15/23	17,626,000	16,912,147
5.6% 4/1/44	3,773,000	3,471,160
Devon Energy Corp.:
5% 6/15/45	290,000	269,719
5.6% 7/15/41	475,000	458,827
Ecopetrol SA:
4.125% 1/16/25	270,000	245,957
5.875% 5/28/45	150,000	122,775
El Paso Corp. 6.5% 9/15/20	12,030,000	13,439,074
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,148,000	1,127,204
3.9% 5/15/24 (b)	1,210,000	1,123,285
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,121,682
Enbridge, Inc.:
4.25% 12/1/26	1,943,000	1,949,927
5.5% 12/1/46	2,242,000	2,285,237
Enterprise Products Operating LP:
3.75% 2/15/25	2,440,000	2,438,421
4.85% 3/15/44	550,000	524,953
6.5% 1/31/19	2,075,000	2,267,469
EOG Resources, Inc.:
3.9% 4/1/35	205,000	190,417
4.1% 2/1/21	285,000	300,109
Exxon Mobil Corp.:
2.397% 3/6/22	1,250,000	1,239,824
4.114% 3/1/46	705,000	705,032
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	905,980
6.55% 9/15/40	491,000	513,021
6.85% 2/15/20	595,000	662,370
Kinder Morgan, Inc.:
3.05% 12/1/19	26,380,000	26,712,230
4.3% 6/1/25	28,137,000	28,356,215
Magellan Midstream Partners LP 4.25% 9/15/46	65,000	58,711
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,108,468
Motiva Enterprises LLC 5.75% 1/15/20 (a)	1,497,000	1,626,187
MPLX LP 4% 2/15/25	703,000	668,078
Nakilat, Inc. 6.067% 12/31/33 (a)	666,000	759,240
Noble Energy, Inc.:
4.15% 12/15/21	1,185,000	1,225,625
5.25% 11/15/43	295,000	286,210
6% 3/1/41	360,000	376,881
Occidental Petroleum Corp.:
2.6% 4/15/22	325,000	322,615
2.7% 2/15/23	405,000	397,047
3.125% 2/15/22	472,000	481,211
4.1% 2/1/21	670,000	711,366
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,059,613
6.65% 10/1/36	400,000	437,609
Petrobras Global Finance BV:
5.625% 5/20/43	8,280,000	5,911,920
7.25% 3/17/44	34,097,000	29,441,055
Petrobras International Finance Co. Ltd. 6.75% 1/27/41	2,000,000	1,636,900
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	920,296
4.625% 9/21/23 (a)	7,965,000	7,475,073
4.875% 1/18/24	2,616,000	2,450,669
6.375% 2/4/21 (a)	2,660,000	2,785,818
6.375% 1/23/45	11,698,000	9,929,262
6.5% 6/2/41	49,530,000	43,601,259
Phillips 66 Co. 4.3% 4/1/22	1,979,000	2,129,564
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,550,000	10,551,593
Schlumberger Investment SA 3.65% 12/1/23	210,000	217,779
Shell International Finance BV:
2% 11/15/18	2,670,000	2,689,787
2.125% 5/11/20	850,000	846,846
3.25% 5/11/25	1,465,000	1,459,027
4.3% 9/22/19	425,000	450,941
Southwestern Energy Co.:
5.8% 1/23/20 (b)	3,298,000	3,363,960
6.7% 1/23/25 (b)	13,419,000	13,284,810
Spectra Energy Partners LP:
2.95% 9/25/18	585,000	593,632
4.6% 6/15/21	390,000	414,570
4.75% 3/15/24	6,000,000	6,323,202
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	600,000	557,662
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,367,560
4.55% 6/24/24	12,246,000	11,939,850
Total Capital International SA 2.7% 1/25/23	500,000	494,467
Valero Energy Corp. 4.9% 3/15/45	130,000	119,998
Western Gas Partners LP:
4% 7/1/22	270,000	269,355
4.65% 7/1/26	1,249,000	1,263,615
5.375% 6/1/21	4,846,000	5,171,012
Williams Partners LP:
3.6% 3/15/22	660,000	651,906
4% 11/15/21	812,000	825,660
4.125% 11/15/20	394,000	402,932
4.3% 3/4/24	2,607,000	2,592,552
4.9% 1/15/45	395,000	344,369
5.25% 3/15/20	150,000	159,500
XTO Energy, Inc. 5.5% 6/15/18	225,000	238,225
		422,031,151

TOTAL ENERGY		433,169,434

FINANCIALS - 3.3%
Banks - 2.0%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	294,695
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (a)	1,479,000	1,486,942
Bank of America Corp.:
3.3% 1/11/23	14,177,000	14,187,293
3.5% 4/19/26	5,358,000	5,294,245
3.875% 8/1/25	573,000	582,558
3.95% 4/21/25	20,406,000	20,205,266
4% 1/22/25	43,905,000	43,819,649
4.1% 7/24/23	16,299,000	17,028,543
4.2% 8/26/24	2,028,000	2,059,245
4.25% 10/22/26	3,838,000	3,859,397
5.49% 3/15/19	800,000	850,218
5.65% 5/1/18	1,325,000	1,392,340
5.875% 1/5/21	1,630,000	1,821,101
Barclays PLC:
2.75% 11/8/19	3,769,000	3,755,040
4.375% 1/12/26	1,015,000	1,013,173
BNP Paribas SA 2.375% 5/21/20	495,000	492,099
Capital One Bank NA 3.375% 2/15/23	3,345,000	3,317,708
CIT Group, Inc. 5% 8/1/23	7,000,000	7,210,000
Citigroup, Inc.:
1.85% 11/24/17	7,690,000	7,711,609
2.05% 12/7/18	50,590,000	50,606,543
3.4% 5/1/26	1,045,000	1,014,473
3.7% 1/12/26	3,440,000	3,427,998
4.05% 7/30/22	1,159,000	1,195,914
4.4% 6/10/25	5,137,000	5,240,413
4.45% 9/29/27	2,430,000	2,457,413
4.5% 1/14/22	2,773,000	2,977,179
4.6% 3/9/26	1,810,000	1,862,841
5.5% 9/13/25	7,460,000	8,157,562
Citizens Bank NA 2.55% 5/13/21	1,705,000	1,695,592
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,115,000	3,131,192
4.3% 12/3/25	9,918,000	10,016,704
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	596,720
Corporacion Andina de Fomento 2% 5/10/19	975,000	972,033
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,272,000	15,590,708
3.8% 9/15/22	10,230,000	10,225,182
3.8% 6/9/23	9,457,000	9,265,675
4.55% 4/17/26	1,065,000	1,079,744
Credit Suisse New York Branch:
1.7% 4/27/18	52,318,000	52,156,651
4.375% 8/5/20	650,000	687,218
Discover Bank:
2% 2/21/18	4,000,000	4,001,236
3.45% 7/27/26	435,000	417,083
4.2% 8/8/23	2,424,000	2,514,539
7% 4/15/20	3,143,000	3,498,505
Export-Import Bank of Korea 5.125% 6/29/20	800,000	872,564
Fifth Third Bancorp:
4.5% 6/1/18	520,000	538,387
8.25% 3/1/38	603,000	849,060
HBOS PLC 6.75% 5/21/18 (a)	773,000	817,805
HSBC Holdings PLC:
4% 3/30/22	4,775,000	4,938,219
4.25% 3/14/24	1,872,000	1,875,684
Huntington Bancshares, Inc. 7% 12/15/20	404,000	462,382
ING Bank NV 5.8% 9/25/23 (a)	1,690,000	1,844,327
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	25,900,000	23,010,674
JPMorgan Chase & Co.:
2.2% 10/22/19	1,621,000	1,625,954
2.35% 1/28/19	1,528,000	1,539,750
2.95% 10/1/26	3,323,000	3,164,423
3.2% 1/25/23	4,600,000	4,638,999
3.25% 9/23/22	460,000	465,313
3.375% 5/1/23	425,000	423,994
3.625% 5/13/24	405,000	413,266
3.625% 12/1/27	780,000	758,825
3.875% 9/10/24	10,500,000	10,611,111
4.125% 12/15/26	9,336,000	9,557,347
4.25% 10/15/20	1,747,000	1,853,911
4.35% 8/15/21	4,947,000	5,294,670
4.625% 5/10/21	1,718,000	1,849,960
4.85% 2/1/44	615,000	678,215
4.95% 3/25/20	4,618,000	4,984,452
6.3% 4/23/19	900,000	987,528
Peoples United Bank 4% 7/15/24	300,000	296,351
PNC Bank NA 3.25% 6/1/25	1,060,000	1,060,251
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	274,050
3.9% 4/29/24	375,000	384,558
Rabobank Nederland 4.375% 8/4/25	7,713,000	7,846,204
Regions Bank 6.45% 6/26/37	2,533,000	2,812,831
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,148,112
Royal Bank of Canada 4.65% 1/27/26	17,882,000	18,707,791
Royal Bank of Scotland Group PLC:
6% 12/19/23	24,750,000	25,068,533
6.1% 6/10/23	26,988,000	27,395,870
6.125% 12/15/22	5,889,000	6,097,435
Royal Bank Scotland Group PLC 5.125% 5/28/24	21,274,000	20,653,267
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	542,782
Societe Generale 4.25% 4/14/25 (a)	24,400,000	23,422,390
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	261,289
SunTrust Banks, Inc.:
2.7% 1/27/22	540,000	539,767
3.3% 5/15/26	1,240,000	1,198,512
Svenska Handelsbanken AB 2.5% 1/25/19	585,000	591,841
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,495,720
3% 2/19/25	3,175,000	3,072,006
4.125% 8/15/23	280,000	289,743
4.65% 11/4/44	1,160,000	1,152,324
5.625% 12/11/17	1,975,000	2,055,262
		561,593,948
Capital Markets - 0.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,861,876
Credit Suisse AG 6% 2/15/18	2,745,000	2,857,973
Deutsche Bank AG 4.5% 4/1/25	9,996,000	8,993,311
Deutsche Bank AG London Branch:
1.875% 2/13/18	595,000	587,360
2.85% 5/10/19	10,180,000	10,056,924
Goldman Sachs Group, Inc.:
2.625% 1/31/19	8,273,000	8,359,155
2.9% 7/19/18	4,471,000	4,537,247
3.625% 1/22/23	5,200,000	5,311,670
3.85% 7/8/24	1,900,000	1,943,432
4% 3/3/24	2,645,000	2,734,771
5.25% 7/27/21	2,497,000	2,746,997
5.75% 1/24/22	3,211,000	3,623,947
5.95% 1/18/18	1,219,000	1,273,712
6.15% 4/1/18	1,100,000	1,160,441
6.75% 10/1/37	37,268,000	45,772,818
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,783,137
3.75% 12/1/25	3,162,000	3,240,774
Lazard Group LLC:
4.25% 11/14/20	2,944,000	3,085,680
6.85% 6/15/17	230,000	236,467
Morgan Stanley:
1.875% 1/5/18	19,544,000	19,569,134
2.375% 7/23/19	7,611,000	7,637,677
3.125% 7/27/26	36,413,000	34,744,666
3.7% 10/23/24	6,543,000	6,622,995
3.75% 2/25/23	8,495,000	8,727,865
3.875% 4/29/24	3,975,000	4,075,802
3.875% 1/27/26	165,000	166,934
4.1% 5/22/23	2,645,000	2,708,313
4.875% 11/1/22	17,553,000	18,875,338
5% 11/24/25	30,109,000	32,135,336
5.625% 9/23/19	500,000	543,130
5.75% 1/25/21	4,996,000	5,553,748
6.625% 4/1/18	2,019,000	2,142,448
Nomura Holdings, Inc. 2.75% 3/19/19	840,000	848,767
UBS AG Stamford Branch:
1.375% 6/1/17	1,150,000	1,150,032
2.375% 8/14/19	495,000	497,645
		256,167,522
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 5% 10/1/21	1,455,000	1,531,388
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,320,303
3.95% 11/6/24	2,567,000	2,534,671
5.2% 4/27/22	1,093,000	1,177,892
Ford Motor Credit Co. LLC:
2.551% 10/5/18	200,000	201,277
2.943% 1/8/19	12,780,000	12,928,120
3.157% 8/4/20	200,000	200,710
3.2% 1/15/21	3,000,000	2,993,367
5.75% 2/1/21	1,430,000	1,557,201
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,179,045
Hyundai Capital America 2.125% 10/2/17 (a)	881,000	884,075
Synchrony Financial:
1.875% 8/15/17	909,000	910,287
3% 8/15/19	1,335,000	1,353,539
3.75% 8/15/21	2,016,000	2,076,573
4.25% 8/15/24	2,379,000	2,414,871
		34,263,319
Diversified Financial Services - 0.1%
Arch Capital Finance LLC 4.011% 12/15/26	185,000	185,071
Berkshire Hathaway Finance Corp. 3% 5/15/22	845,000	862,873
Berkshire Hathaway, Inc.:
2.75% 3/15/23	1,915,000	1,906,494
3.125% 3/15/26	1,015,000	1,004,604
4.5% 2/11/43	500,000	526,609
Brixmor Operating Partnership LP 4.125% 6/15/26	2,238,000	2,220,342
GE Capital International Funding Co.:
2.342% 11/15/20	3,179,000	3,176,444
3.373% 11/15/25	2,650,000	2,680,409
4.418% 11/15/35	1,327,000	1,378,700
General Electric Capital Corp.:
3.1% 1/9/23	1,092,000	1,110,566
5.55% 5/4/20	1,096,000	1,214,772
5.875% 1/14/38	258,000	321,708
National Rural Utilities Cooperative Finance Corp. 2.3% 11/15/19	820,000	827,631
Private Export Funding Corp. 2.8% 5/15/22	3,300,000	3,402,046
		20,818,269
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23	905,000	897,052
3.15% 3/15/25	1,615,000	1,613,517
4.35% 11/3/45	240,000	249,648
AIA Group Ltd. 2.25% 3/11/19 (a)	776,000	779,359
American International Group, Inc.:
4.5% 7/16/44	1,105,000	1,074,601
4.875% 6/1/22	7,103,000	7,732,610
Aon Corp. 5% 9/30/20	540,000	582,888
Five Corners Funding Trust 4.419% 11/15/23 (a)	3,420,000	3,592,265
Great-West Life & Annuity Insurance Co. 3.4492% 5/16/46 (a)(b)	2,630,000	2,248,650
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,004,000	4,416,792
5.5% 3/30/20	990,000	1,084,008
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,847,000	2,016,010
Lincoln National Corp. 6.3% 10/9/37	185,000	210,376
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	390,000	397,921
4.8% 7/15/21	1,026,000	1,116,500
MetLife, Inc.:
4.368% 9/15/23 (b)	910,000	981,128
7.717% 2/15/19	650,000	730,103
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	1,338,000	1,946,391
Pacific LifeCorp 6% 2/10/20 (a)	885,000	959,370
Pricoa Global Funding I 5.375% 5/15/45(b)	5,278,000	5,384,616
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,212,664
7.375% 6/15/19	438,000	493,078
The Chubb Corp. 6% 5/11/37	200,000	249,754
The Travelers Companies, Inc.:
4.6% 8/1/43	680,000	736,510
5.8% 5/15/18	1,025,000	1,086,934
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,102,000	1,121,977
Unum Group:
5.625% 9/15/20	3,216,000	3,504,433
5.75% 8/15/42	2,238,000	2,357,993
		48,777,148

TOTAL FINANCIALS		921,620,206

HEALTH CARE - 0.4%
Biotechnology - 0.1%
AbbVie, Inc.:
2.9% 11/6/22	421,000	414,957
3.6% 5/14/25	1,700,000	1,674,959
4.7% 5/14/45	570,000	555,015
Amgen, Inc.:
3.45% 10/1/20	410,000	423,855
3.625% 5/22/24	3,605,000	3,667,071
4.4% 5/1/45	1,085,000	1,032,243
4.5% 3/15/20	1,500,000	1,598,024
Baxalta, Inc. 5.25% 6/23/45	280,000	294,813
Celgene Corp. 5% 8/15/45	310,000	318,717
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	199,231
4.4% 12/1/21	765,000	826,218
4.5% 4/1/21	1,295,000	1,397,807
4.5% 2/1/45	115,000	113,131
4.8% 4/1/44	530,000	545,027
		13,061,068
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.55% 3/15/22	500,000	488,306
2.9% 11/30/21	1,915,000	1,903,158
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,070,836
4.685% 12/15/44	175,000	178,422
Medtronic, Inc.:
1.375% 4/1/18	350,000	349,493
2.5% 3/15/20	90,000	90,955
4.625% 3/15/45	1,030,000	1,084,310
Stryker Corp. 3.5% 3/15/26	675,000	676,180
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	464,640
		6,306,300
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	1,480,000	1,467,299
Ascension Health:
3.945% 11/15/46	465,000	445,898
4.847% 11/15/53	250,000	269,408
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	410,219
4.625% 12/15/20	200,000	214,833
Cigna Corp.:
4% 2/15/22	460,000	479,792
4.375% 12/15/20	305,000	323,792
5.125% 6/15/20	560,000	604,783
5.375% 2/15/42	125,000	136,360
Coventry Health Care, Inc. 5.45% 6/15/21	2,329,000	2,572,325
Express Scripts Holding Co. 4.75% 11/15/21	4,758,000	5,136,784
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,437,645
4.75% 5/1/23	205,000	206,538
5.875% 3/15/22	250,000	268,438
6.5% 2/15/20	3,683,000	4,009,866
Laboratory Corp. of America Holdings 4.7% 2/1/45	380,000	376,593
McKesson Corp.:
4.75% 3/1/21	240,000	257,730
6% 3/1/41	235,000	271,581
7.5% 2/15/19	660,000	734,617
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,102,619
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	140,000	137,797
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	536,050
4.063% 8/1/56	540,000	516,752
NYU Hospitals Center 5.75% 7/1/43	185,000	215,750
Providence St. Joseph Health Obligated Group 2.746% 10/1/26	780,000	740,718
Quest Diagnostics, Inc. 5.75% 1/30/40	68,000	73,505
RWJ Barnabas Health, Inc. 3.949% 7/1/46	265,000	242,712
The Johns Hopkins Health System Corp. 3.837% 5/15/46	400,000	379,968
UnitedHealth Group, Inc.:
2.875% 3/15/22	25,000	25,357
2.875% 3/15/23	2,175,000	2,179,467
4.7% 2/15/21	240,000	260,728
4.75% 7/15/45	450,000	491,740
6.875% 2/15/38	125,000	168,284
WellPoint, Inc.:
3.125% 5/15/22	2,620,000	2,615,082
3.3% 1/15/23	5,250,000	5,224,532
		36,535,562
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
2.95% 9/19/26	240,000	226,400
3% 4/15/23	680,000	670,570
3.15% 1/15/23	365,000	362,339
		1,259,309
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.45% 6/15/19	295,000	296,636
4.75% 3/15/45	1,250,000	1,236,663
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	714,060
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,500,000	1,497,495
Johnson & Johnson:
2.45% 3/1/26	570,000	545,402
5.15% 7/15/18	340,000	361,052
Merck & Co., Inc.:
2.4% 9/15/22	3,150,000	3,123,540
3.7% 2/10/45	275,000	260,662
3.875% 1/15/21	1,800,000	1,913,333
Mylan N.V.:
2.5% 6/7/19 (a)	4,209,000	4,188,957
3.15% 6/15/21 (a)	6,494,000	6,386,550
3.95% 6/15/26 (a)	2,804,000	2,625,281
Mylan, Inc. 2.55% 3/28/19	150,000	149,797
Novartis Capital Corp.:
2.4% 9/21/22	4,195,000	4,150,122
4.4% 5/6/44	1,075,000	1,150,139
Perrigo Finance PLC 3.5% 12/15/21	948,000	958,372
Pfizer, Inc. 3% 12/15/26	1,695,000	1,666,792
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	1,495,000	1,400,764
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	338,743
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,911,000	3,754,411
2.8% 7/21/23	2,800,000	2,636,035
3.15% 10/1/26	3,733,000	3,452,555
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	830,533
6.125% 8/15/19	725,000	795,511
Wyeth LLC 6.45% 2/1/24	2,110,000	2,582,851
Zoetis, Inc.:
3.25% 2/1/23	5,975,000	5,918,399
4.7% 2/1/43	675,000	644,173
		53,578,828

TOTAL HEALTH CARE		110,741,067

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Arconic, Inc.:
5.125% 10/1/24	2,162,000	2,205,240
5.4% 4/15/21	499,000	527,069
General Dynamics Corp. 2.25% 11/15/22	400,000	394,698
Lockheed Martin Corp.:
3.8% 3/1/45	560,000	520,283
4.25% 11/15/19	1,400,000	1,493,135
Northrop Grumman Corp.:
3.85% 4/15/45	595,000	561,352
4.75% 6/1/43	920,000	983,299
The Boeing Co. 4.875% 2/15/20	650,000	708,707
United Technologies Corp. 6.125% 2/1/19	300,000	328,058
		7,721,841
Air Freight & Logistics - 0.0%
FedEx Corp. 3.25% 4/1/26	305,000	302,407
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	383,624
5.125% 4/1/19	635,000	684,328
		1,370,359
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 4/1/28	292,180	295,102
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	540,000	530,550
Continental Airlines, Inc.:
4.15% 4/11/24	910,508	965,138
6.545% 8/2/20	180,086	189,766
6.795% 2/2/20	10,077	10,455
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	147,673	172,777
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	252,856	257,914
8.36% 1/20/19	870,516	896,632
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	184,942	194,411
		3,512,745
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	429,171
Masco Corp. 4.45% 4/1/25	1,610,000	1,634,150
		2,063,321
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	325,000	354,647
Waste Management, Inc. 2.9% 9/15/22	375,000	376,951
WMX Technologies, Inc. 4.6% 3/1/21	345,000	373,272
		1,104,870
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	116,238
Fortive Corp. 3.15% 6/15/26 (a)	275,000	269,881
General Electric Capital Corp. 3.15% 9/7/22	646,000	662,911
		1,049,030
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	715,000	731,109
Koninklijke Philips Electronics NV 5.75% 3/11/18	455,000	477,116
		1,208,225
Machinery - 0.0%
Caterpillar, Inc.:
2.6% 6/26/22	675,000	674,443
3.9% 5/27/21	1,730,000	1,827,072
Cummins, Inc. 4.875% 10/1/43	13,000	14,465
Deere & Co. 3.9% 6/9/42	250,000	250,225
John Deere Capital Corp.:
2.8% 1/27/23	285,000	283,674
2.8% 3/6/23	2,460,000	2,447,498
Xylem, Inc.:
3.25% 11/1/26	225,000	217,430
4.875% 10/1/21	525,000	568,014
		6,282,821
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22	300,000	304,596
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 7.95% 8/15/30	1,580,000	2,227,298
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,012,773
Canadian National Railway Co. 2.85% 12/15/21	600,000	612,068
CSX Corp. 3.4% 8/1/24	600,000	612,786
Norfolk Southern Corp. 5.9% 6/15/19	2,337,000	2,554,832
Union Pacific Corp.:
4% 2/1/21	943,000	1,000,036
4.3% 6/15/42	175,000	177,644
		8,197,437
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,941,000	1,944,913
3.375% 6/1/21	2,750,000	2,793,907
3.75% 2/1/22	4,752,000	4,895,487
3.875% 4/1/21	3,700,000	3,848,000
4.25% 9/15/24	3,212,000	3,263,414
4.75% 3/1/20	3,227,000	3,427,293
		20,173,014
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	755,000	867,306

TOTAL INDUSTRIALS		53,855,565

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	1,345,000	1,309,105
2.2% 2/28/21	755,000	750,542
2.9% 3/4/21	150,000	153,245
3% 6/15/22	310,000	316,325
4.95% 2/15/19	550,000	587,737
		3,116,954
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	725,000	738,823
4.42% 6/15/21 (a)	1,405,000	1,445,097
		2,183,920
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	2,120,000	2,163,471
IBM Corp. 3.375% 8/1/23	315,000	324,218
MasterCard, Inc. 3.375% 4/1/24	470,000	483,009
Total System Services, Inc. 4.8% 4/1/26	315,000	334,432
Xerox Corp. 2.95% 3/15/17	600,000	602,230
		3,907,360
Software - 0.1%
Autodesk, Inc. 3.125% 6/15/20	7,644,000	7,722,649
CA Technologies, Inc. 3.6% 8/1/20	555,000	569,729
Microsoft Corp.:
1.85% 2/12/20	550,000	550,042
2.375% 2/12/22	3,000,000	2,989,095
3.7% 8/8/46	1,700,000	1,573,287
Oracle Corp.:
1.9% 9/15/21	2,305,000	2,250,155
2.5% 10/15/22	1,855,000	1,831,608
2.65% 7/15/26	2,045,000	1,941,372
2.8% 7/8/21	1,465,000	1,490,131
4.125% 5/15/45	545,000	524,418
		21,442,486
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.:
2.4% 5/3/23	2,735,000	2,664,399
2.85% 5/6/21	885,000	904,274
3.25% 2/23/26	1,165,000	1,170,520
Hewlett Packard Enterprise Co.:
2.45% 10/5/17 (a)	2,442,000	2,468,254
3.1% 10/5/18 (a)	1,395,000	1,415,402
4.65% 10/15/22 (a)	5,700,000	5,994,787
HP, Inc. 4.3% 6/1/21	500,000	524,651
		15,142,287

TOTAL INFORMATION TECHNOLOGY		45,793,007

MATERIALS - 0.1%
Chemicals - 0.0%
Agrium, Inc.:
4.9% 6/1/43	650,000	630,071
5.25% 1/15/45	330,000	336,322
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23	425,000	418,146
6% 7/15/18	950,000	1,012,837
Eastman Chemical Co. 4.65% 10/15/44	185,000	178,355
Ecolab, Inc. 4.35% 12/8/21	300,000	322,653
LyondellBasell Industries NV 6% 11/15/21	2,744,000	3,115,724
Monsanto Co. 4.7% 7/15/64	145,000	126,971
Praxair, Inc. 4.5% 8/15/19	220,000	235,066
The Dow Chemical Co.:
3% 11/15/22	650,000	649,956
4.125% 11/15/21	1,350,000	1,428,775
4.25% 11/15/20	2,524,000	2,675,894
		11,130,770
Containers & Packaging - 0.0%
International Paper Co.:
3.65% 6/15/24	1,185,000	1,191,891
4.75% 2/15/22	1,920,000	2,073,324
5% 9/15/35	405,000	416,622
Rock-Tenn Co. 4.9% 3/1/22	185,000	201,558
		3,883,395
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	5,007,000	5,007,000
4.125% 4/15/21 (a)	6,803,000	6,820,008
4.125% 9/27/22 (a)	1,333,000	1,336,333
4.875% 5/14/25 (a)	9,393,000	9,533,895
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	520,000	576,757
6.25% 10/19/75 (a)(b)	1,979,000	2,122,339
6.5% 4/1/19	425,000	468,535
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	740,000	760,638
Southern Copper Corp. 5.875% 4/23/45	400,000	381,632
		27,007,137

TOTAL MATERIALS		42,021,302

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	797,961
4.6% 4/1/22	855,000	906,200
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	819,738
AvalonBay Communities, Inc. 3.625% 10/1/20	6,495,000	6,750,065
Boston Properties, Inc. 3.85% 2/1/23	1,175,000	1,206,028
Camden Property Trust:
2.95% 12/15/22	954,000	936,944
4.25% 1/15/24	2,838,000	2,937,452
Corporate Office Properties LP 5% 7/1/25	2,395,000	2,452,813
DDR Corp.:
3.625% 2/1/25	2,199,000	2,120,421
4.25% 2/1/26	4,062,000	4,062,504
4.625% 7/15/22	5,099,000	5,395,685
4.75% 4/15/18	1,652,000	1,704,127
7.5% 4/1/17	663,000	675,295
Duke Realty LP:
3.25% 6/30/26	805,000	777,981
3.625% 4/15/23	1,382,000	1,399,806
3.875% 10/15/22	2,108,000	2,195,948
4.375% 6/15/22	1,237,000	1,319,380
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,275,539
ERP Operating LP 4.625% 12/15/21	2,855,000	3,100,561
Federal Realty Investment Trust 5.9% 4/1/20	351,000	389,067
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,054,555
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,275,840
HRPT Properties Trust 6.65% 1/15/18	809,000	829,642
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,293,505
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,644,000	6,536,068
4.5% 1/15/25	1,245,000	1,216,905
4.5% 4/1/27	1,500,000	1,434,615
4.95% 4/1/24	1,152,000	1,166,465
5.25% 1/15/26	5,841,000	5,983,263
Realty Income Corp. 3% 1/15/27	1,015,000	954,206
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	843,271
5% 12/15/23	626,000	642,747
Select Income REIT 2.85% 2/1/18	145,000	145,635
Simon Property Group LP 3.25% 11/30/26	2,420,000	2,375,520
Weingarten Realty Investors 3.375% 10/15/22	472,000	471,304
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,338,739
4.6% 4/1/24	7,436,000	7,486,029
		86,271,824
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,536,000	2,528,848
4.1% 10/1/24	3,830,000	3,779,953
4.95% 4/15/18	2,322,000	2,408,320
5.7% 5/1/17	567,000	575,995
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	12,726,141
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,601,852
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,724,840
Liberty Property LP:
3.25% 10/1/26	2,158,000	2,054,125
3.375% 6/15/23	4,307,000	4,276,356
4.125% 6/15/22	1,061,000	1,100,679
4.75% 10/1/20	2,674,000	2,845,144
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,747,153
3.15% 5/15/23	3,436,000	3,109,590
4.5% 4/18/22	644,000	649,850
Mid-America Apartments LP:
4% 11/15/25	1,296,000	1,311,444
4.3% 10/15/23	666,000	695,377
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,782,117
Tanger Properties LP:
3.125% 9/1/26	2,814,000	2,646,789
3.75% 12/1/24	2,653,000	2,655,202
3.875% 12/1/23	1,492,000	1,515,714
6.125% 6/1/20	1,439,000	1,597,578
Ventas Realty LP:
3.125% 6/15/23	1,414,000	1,385,579
4.125% 1/15/26	1,628,000	1,664,850
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	1,007,614
		60,391,110

TOTAL REAL ESTATE		146,662,934

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
2.3% 3/11/19	60,000,000	60,127,620
3% 6/30/22	1,020,000	1,000,233
3.6% 2/17/23	9,834,000	9,838,356
3.8% 3/15/22	3,100,000	3,162,949
3.875% 8/15/21	1,130,000	1,169,552
4.5% 5/15/35	555,000	526,703
4.75% 5/15/46	2,040,000	1,900,358
4.8% 6/15/44	515,000	481,980
5.35% 9/1/40	59,000	59,646
5.875% 10/1/19	1,592,000	1,740,626
6.3% 1/15/38	2,523,000	2,831,929
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	70,676
British Telecommunications PLC:
2.35% 2/14/19	275,000	276,765
9.375% 12/15/30 (b)	575,000	874,124
CenturyLink, Inc.:
5.15% 6/15/17	214,000	215,070
6% 4/1/17	534,000	541,343
6.15% 9/15/19	2,129,000	2,262,063
Embarq Corp. 7.995% 6/1/36	3,029,000	2,908,143
Verizon Communications, Inc.:
3.45% 3/15/21	10,081,000	10,390,104
4.5% 9/15/20	48,080,000	51,319,967
4.522% 9/15/48	1,186,000	1,122,081
4.672% 3/15/55	1,971,000	1,840,145
5.012% 8/21/54	1,162,000	1,142,647
6% 4/1/41	2,150,000	2,469,684
6.1% 4/15/18	4,623,000	4,890,122
		163,162,886
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	1,175,000	1,261,125
AT&T, Inc. 4.55% 3/9/49 (a)	611,000	542,188
Rogers Communications, Inc.:
3% 3/15/23	150,000	149,404
6.8% 8/15/18	200,000	216,323
		2,169,040

TOTAL TELECOMMUNICATION SERVICES		165,331,926

UTILITIES - 0.5%
Electric Utilities - 0.3%
Alabama Power Co.:
3.85% 12/1/42	500,000	475,446
4.1% 1/15/42	225,000	219,636
Arizona Public Service Co. 3.75% 5/15/46	340,000	319,238
Baltimore Gas & Electric Co. 3.35% 7/1/23	220,000	224,820
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22	530,000	520,297
Cleveland Electric Illuminating Co. 5.7% 4/1/17	851,000	861,998
Commonwealth Edison Co.:
3.65% 6/15/46	550,000	513,613
3.7% 3/1/45	315,000	295,488
4.6% 8/15/43	945,000	1,011,603
Connecticut Light & Power Co. 4.15% 6/1/45	345,000	347,748
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,245,000	1,221,747
4.25% 12/15/41	980,000	992,571
6.1% 6/1/37	775,000	952,194
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,567,180
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,875,000	9,947,233
6.4% 9/15/20 (a)	4,858,000	5,441,961
Entergy Corp. 5.125% 9/15/20	545,000	589,624
Entergy Louisiana LLC:
2.4% 10/1/26	600,000	558,804
4.05% 9/1/23	880,000	926,940
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,027,911
7.375% 11/15/31	10,940,000	13,632,859
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,244,000	2,045,160
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,202,590
IPALCO Enterprises, Inc. 3.45% 7/15/20	8,163,000	8,265,038
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	715,626
Northern States Power Co. 6.25% 6/1/36	370,000	478,963
Pacific Gas & Electric Co.:
4.3% 3/15/45	1,175,000	1,191,269
5.125% 11/15/43	175,000	198,740
6.05% 3/1/34	1,800,000	2,233,372
PacifiCorp 5.75% 4/1/37	900,000	1,082,458
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,283,092
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	525,000
Progress Energy, Inc. 4.875% 12/1/19	450,000	483,886
Public Service Co. of Colorado 2.5% 3/15/23	645,000	633,392
Public Service Electric & Gas Co. 2.25% 9/15/26	295,000	275,398
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	351,182
Southern California Edison Co.:
3.6% 2/1/45	665,000	618,946
4.65% 10/1/43	1,375,000	1,500,645
Virginia Electric & Power Co. 6% 5/15/37	550,000	679,758
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	241,569
		77,654,995
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,061,856
4.4% 6/1/43	290,000	284,699
Atmos Energy Corp. 4.125% 10/15/44	360,000	350,988
Southern Natural Gas Co. 5.9% 4/1/17 (a)(b)	732,000	742,287
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	559,740
		2,999,570
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,900,000	13,254,750
Emera U.S. Finance LP:
2.15% 6/15/19 (a)	1,324,000	1,323,684
2.7% 6/15/21 (a)	1,304,000	1,295,043
3.55% 6/15/26 (a)	2,880,000	2,825,729
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	121,542
PSEG Power LLC 3% 6/15/21	1,075,000	1,081,540
		19,902,288
Multi-Utilities - 0.1%
Ameren Illinois Co. 4.15% 3/15/46	310,000	317,001
Berkshire Hathaway Energy Co. 4.5% 2/1/45	755,000	774,869
Consolidated Edison Co. of New York, Inc. 4.3% 12/1/56	250,000	245,236
Dominion Resources, Inc.:
3.1377% 9/30/66 (b)	6,307,000	4,850,083
3.6627% 6/30/66 (b)	924,000	846,384
4.45% 3/15/21	1,660,000	1,778,992
NiSource Finance Corp.:
4.8% 2/15/44	230,000	236,802
5.45% 9/15/20	3,370,000	3,681,580
5.95% 6/15/41	640,000	743,332
NorthWestern Energy Corp. 4.176% 11/15/44	330,000	322,707
Puget Energy, Inc.:
5.625% 7/15/22	4,555,000	5,063,215
6% 9/1/21	4,353,000	4,899,323
6.5% 12/15/20	1,405,000	1,589,763
San Diego Gas & Electric Co.:
2.5% 5/15/26	260,000	248,831
3.6% 9/1/23	1,025,000	1,075,000
Wisconsin Energy Corp. 6.25% 5/15/67 (b)	1,012,000	880,440
		27,553,558

TOTAL UTILITIES		128,110,411

TOTAL NONCONVERTIBLE BONDS
(Cost $2,384,112,205)		2,373,969,180

U.S. Government and Government Agency Obligations - 5.3%
U.S. Government Agency Obligations - 0.0%
Fannie Mae:
1.125% 10/19/18	$165,000	$164,874
1.125% 12/14/18	3,510,000	3,502,527
1.875% 9/24/26	1,020,000	942,616
6.25% 5/15/29	520,000	696,154
Tennessee Valley Authority:
5.25% 9/15/39	150,000	187,276
5.5% 7/18/17	210,000	216,177
7.125% 5/1/30	855,000	1,222,755

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		6,932,379

U.S. Treasury Inflation-Protected Obligations - 1.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	93,728,355	89,345,019
1% 2/15/46	39,921,286	40,711,684
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	43,995,518	44,443,601
0.125% 4/15/20	43,918,470	44,300,768
0.375% 7/15/25	129,630,853	129,198,362
0.625% 1/15/26	64,174,350	65,009,080

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		413,008,514

U.S. Treasury Obligations - 3.8%
U.S. Treasury Bonds:
2.25% 8/15/46	500,000	421,114
2.5% 2/15/46	110,210,000	98,216,066
2.75% 11/15/42	4,335,000	4,113,508
2.875% 5/15/43	28,770,000	27,909,144
2.875% 11/15/46	29,500,000	28,541,250
3% 11/15/44	3,540,000	3,511,376
3% 5/15/45	17,261,000	17,093,102
3% 11/15/45	40,000,000	39,581,240
4.25% 11/15/40	15,095,000	18,399,975
4.625% 2/15/40	5,665,000	7,272,444
4.75% 2/15/41	2,045,000	2,677,114
5.5% 8/15/28	15,955,000	20,770,793
8% 11/15/21	4,045,000	5,211,570
U.S. Treasury Notes:
0.875% 1/15/18	13,190,000	13,179,184
0.875% 1/31/18	38,675,000	38,640,270
0.875% 3/31/18	149,200,000	148,984,406
0.875% 5/31/18	16,665,000	16,627,237
1% 5/31/18	38,555,000	38,538,421
1% 8/15/18	10,780,000	10,764,423
1% 9/15/18	11,390,000	11,368,644
1% 11/15/19	35,495,000	35,084,607
1.25% 11/30/18	28,495,000	28,562,904
1.25% 10/31/21	225,880,000	219,262,394
1.375% 4/30/21	11,520,000	11,309,403
1.5% 10/31/19	41,255,000	41,375,877
1.625% 4/30/19	23,045,000	23,251,138
1.625% 4/30/23	11,150,000	10,795,898
1.75% 11/30/21	5,495,000	5,469,459
1.75% 2/28/22	875,000	865,874
1.75% 3/31/22	5,935,000	5,865,911
2% 11/30/20	3,695,000	3,734,836
2% 11/30/22	8,815,000	8,767,135
2% 2/15/25	27,800,000	27,095,214
2% 11/15/26	4,770,000	4,606,961
2.125% 9/30/21	32,560,000	32,903,410
2.125% 12/31/21	2,075,000	2,094,696
2.125% 12/31/22	9,610,000	9,617,131
2.125% 11/30/23	5,880,000	5,851,059
2.375% 8/15/24	3,095,000	3,113,620
2.625% 1/31/18	1,110,000	1,131,290
2.625% 11/15/20	29,015,000	30,035,051

TOTAL U.S. TREASURY OBLIGATIONS		1,062,615,149

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,512,089,933)		1,482,556,042

U.S. Government Agency - Mortgage Securities - 8.4%
Fannie Mae - 5.3%
2% 8/1/31	1,976,779	1,930,680
2.5% 5/1/27 to 9/1/46	56,143,129	55,998,901
2.5% 12/1/31 (c)(d)	500,000	501,914
2.5% 12/1/31 (c)	9,500,000	9,536,367
2.5% 12/1/31 (c)	6,700,000	6,725,648
2.5% 12/1/31 (c)	22,200,000	22,284,984
2.795% 2/1/35 (b)	392,714	414,234
2.802% 6/1/36 (b)	24,657	25,752
3% 12/1/26 to 9/1/46 (c)	174,192,686	175,308,617
3% 12/1/31 (c)	3,100,000	3,186,945
3% 12/1/46 (c)	18,400,000	18,303,687
3% 12/1/46 (c)	35,200,000	35,015,749
3% 12/1/46 (c)(d)	7,700,000	7,659,695
3% 12/1/46 (c)	19,500,000	19,397,929
3% 12/1/46 (c)	1,500,000	1,492,148
3% 12/1/46 (c)	12,400,000	12,335,093
3% 12/1/46 (c)	10,000,000	9,947,656
3% 12/1/46 (c)	14,900,000	14,822,007
3% 12/1/46 (c)	14,200,000	14,125,672
3% 12/1/46 (c)	6,800,000	6,764,406
3% 12/1/46 (c)	6,100,000	6,068,070
3% 12/1/46 (c)	3,600,000	3,581,156
3% 12/1/46 (c)	8,000,000	7,958,125
3% 12/1/46 (c)	1,500,000	1,492,148
3% 12/1/46 (c)	1,500,000	1,492,148
3% 12/1/46 (c)	18,900,000	18,801,070
3% 12/1/46 (c)	15,400,000	15,319,390
3% 12/1/46 (c)	5,000,000	4,973,828
3% 12/1/46 (c)	9,450,000	9,400,535
3% 12/1/46 (c)	9,350,000	9,301,058
3.14% 7/1/37 (b)	42,378	45,046
3.5% 9/1/25 to 11/1/46	326,787,375	336,979,084
3.5% 12/1/46 (c)(d)	7,100,000	7,283,602
3.5% 12/1/46	16,900,000	17,337,024
3.5% 12/1/46 (c)	6,850,000	7,027,137
3.5% 12/1/46 (c)	500,000	512,930
3.5% 12/1/46 (c)	2,450,000	2,513,356
3.5% 12/1/46 (c)	1,600,000	1,641,375
3.5% 12/1/46 (c)	15,500,000	15,900,821
3.5% 12/1/46 (c)	4,050,000	4,154,731
3.5% 12/1/46 (c)	8,450,000	8,668,512
3.5% 12/1/46 (c)	1,400,000	1,436,203
3.5% 12/1/46 (c)	2,800,000	2,872,406
3.5% 12/1/46 (c)	5,800,000	5,949,985
3.5% 12/1/46 (c)	4,350,000	4,462,488
3.5% 12/1/46 (c)	4,000,000	4,103,438
4% 11/1/31 to 9/1/46	248,757,052	262,765,944
4% 12/1/46 (c)	500,000	525,977
4% 12/1/46 (c)	4,500,000	4,733,789
4% 12/1/46 (c)	3,250,000	3,418,848
4% 12/1/46 (c)	1,000,000	1,051,953
4% 12/1/46 (c)	500,000	525,977
4% 12/1/46 (c)	500,000	525,977
4% 12/1/46 (c)	10,550,000	11,098,105
4% 12/1/46 (c)	21,350,000	22,459,199
4% 12/1/46 (c)	10,550,000	11,098,105
4% 12/1/46 (c)	20,600,000	21,670,234
4.5% 6/1/24 to 2/1/45	55,488,292	60,126,005
4.5% 12/1/46 (c)	1,000,000	1,078,438
4.5% 12/1/46 (c)	5,000,000	5,392,188
4.5% 12/1/46 (c)	2,000,000	2,156,875
4.5% 12/1/46 (c)	10,900,000	11,754,970
5% 10/1/21 to 11/1/44	71,309,278	78,780,183
5% 12/1/46 (c)	500,000	548,203
5.255% 8/1/41	594,724	653,348
5.5% 7/1/25 to 9/1/41	50,512,879	56,828,917
5.5% 12/1/46 (c)	1,000,000	1,117,656
6% 3/1/22 to 1/1/42	20,331,620	22,985,053
6.309% 2/1/39	1,254,550	1,378,626
6.5% 2/1/36	7,890	9,064

TOTAL FANNIE MAE		1,497,737,384

Freddie Mac - 1.9%
2.5% 3/1/28 to 2/1/43	9,476,262	9,495,437
2.5% 12/1/31 (c)	1,000,000	1,002,969
2.5% 12/1/31 (c)	3,000,000	3,008,906
3% 10/1/28 to 6/1/46	84,946,942	85,758,959
3% 12/1/31 (c)	1,500,000	1,540,781
3% 12/1/46 (c)(d)	1,000,000	994,063
3% 12/1/46 (c)	2,500,000	2,485,156
3% 12/1/46 (c)	12,200,000	12,127,563
3% 12/1/46 (c)	3,500,000	3,479,219
3% 12/1/46 (c)	18,600,000	18,489,563
3% 12/1/46 (c)	5,300,000	5,268,531
3% 12/1/46 (c)	5,500,000	5,467,344
3% 12/1/46 (c)	3,600,000	3,578,625
3% 12/1/46 (c)	8,900,000	8,847,156
3% 12/1/46 (c)	5,900,000	5,864,969
3.5% 8/1/26 to 9/1/46 (e)(f)(g)	185,934,439	191,962,949
3.5% 12/1/46 (c)	2,500,000	2,562,402
3.5% 12/1/46 (c)	17,800,000	18,244,304
3.849% 10/1/35 (b)	23,825	25,390
4% 6/1/33 to 4/1/46	102,680,346	108,407,198
4% 12/1/46 (c)(d)	4,500,000	4,729,043
4.5% 7/1/25 to 12/1/44	27,943,736	30,237,417
4.5% 12/1/46 (c)	4,000,000	4,309,688
5% 10/1/33 to 7/1/41	13,460,869	14,895,084
5.5% 3/1/34 to 7/1/35	1,343,772	1,515,837
6% 7/1/37 to 9/1/38	542,733	614,694
6.5% 9/1/39	1,181,370	1,357,300

TOTAL FREDDIE MAC		546,270,547

Ginnie Mae - 1.2%
3% 8/20/42 to 3/15/45	41,378,770	42,200,265
3% 12/1/46 (c)	4,500,000	4,566,086
3% 12/1/46 (c)	4,000,000	4,058,743
3% 12/1/46 (c)	6,500,000	6,595,458
3.5% 9/20/40 to 7/20/46	132,758,112	138,702,979
3.5% 12/1/46 (c)	11,500,000	11,961,797
3.5% 12/1/46 (c)	6,000,000	6,240,938
4% 5/20/40 to 11/20/45 (e)	61,053,947	65,164,766
4.5% 5/15/39 to 6/20/45	43,480,477	46,962,582
5% 6/20/34 to 9/15/41	10,602,320	11,762,077
5% 12/1/46 (c)	1,500,000	1,653,047
5.5% 12/20/28 to 3/20/41	1,841,900	2,104,883

TOTAL GINNIE MAE		341,973,621

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,408,894,279)		2,385,981,552

Asset-Backed Securities - 0.2%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.239% 4/25/35 (b)	$106,210	$100,943
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.184% 3/25/34 (b)	28,035	28,208
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (a)	1,258,502	1,262,631
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (a)	1,160,189	1,162,231
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.584% 12/25/33 (b)	6,596	6,324
Series 2004-R2 Class M3, 1.359% 4/25/34 (b)	14,473	12,050
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.314% 3/25/34 (b)	7,674	7,378
Series 2004-W7 Class M1, 1.359% 5/25/34 (b)	177,216	169,329
Series 2006-W4 Class A2C, 0.694% 5/25/36 (b)	179,037	60,671
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2012-2A Class A, 2.802% 5/20/18 (a)	1,800,000	1,805,759
Series 2012-3A Class A, 2.1% 3/20/19 (a)	4,800,000	4,807,485
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	10,933,000	10,977,585
Class AA, 2.487% 12/16/41 (a)	2,763,000	2,764,884
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.674% 12/25/36 (b)	289,000	183,068
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,198,637
Series 2012-A7 Class A7, 2.16% 9/16/24	700,000	692,990
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (a)	657,981	658,294
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (a)	808,494	808,771
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	1,300,000	1,341,317
Series 2014-A6 Class A6, 2.15% 7/15/21	400,000	405,454
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.8342% 3/25/32 (b)	4,144	4,113
Series 2004-3 Class M4, 2.047% 4/25/34 (b)	9,298	8,654
Series 2004-4 Class M2, 1.387% 6/25/34 (b)	13,986	13,331
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (a)	2,826,578	2,830,912
Exeter Automobile Receivables Trust Series 2016-1A Class A, 2.8% 7/15/20 (a)	2,419,658	2,429,060
Fannie Mae Series 2004-T5 Class AB3, 1.2774% 5/28/35 (b)	6,234	5,415
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.359% 3/25/34 (b)	858	730
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (a)	3,105,955	3,122,042
Fremont Home Loan Trust Series 2005-A Class M4, 1.554% 1/25/35 (b)	55,381	30,184
GE Business Loan Trust Series 2006-2A:
Class A, 0.7182% 11/15/34 (a)(b)	70,863	65,714
Class B, 0.8182% 11/15/34 (a)(b)	25,631	22,881
Class C, 0.9182% 11/15/34 (a)(b)	42,593	37,424
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	3,183,368	3,144,818
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	22,899	1,552
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.854% 8/25/33 (b)	27,155	25,441
Series 2003-3 Class M1, 1.824% 8/25/33 (b)	61,703	59,602
Series 2003-5 Class A2, 1.234% 12/25/33 (b)	5,278	5,036
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.724% 1/25/37 (b)	231,000	169,782
Invitation Homes Trust Series 2015-SFR3 Class E, 4.2846% 8/17/32 (a)(b)	2,277,000	2,284,804
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (b)	1,346	1,344
Series 2006-A Class 2C, 2.0029% 3/27/42 (b)	406,000	204,770
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.834% 5/25/37 (b)	44,301	557
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.284% 7/25/34 (b)	11,246	9,876
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.509% 7/25/34 (b)	20,718	19,879
Series 2006-FF1 Class M2, 0.824% 8/25/36 (b)	2,200,000	2,168,462
Series 2006-FM1 Class A2B, 0.644% 4/25/37 (b)	418	239
Series 2006-OPT1 Class A1A, 1.054% 6/25/35 (b)	184,076	177,703
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.214% 8/25/34 (b)	9,173	8,331
Series 2004-NC8 Class M6, 2.409% 9/25/34 (b)	13,323	12,536
Series 2005-NC1 Class M1, 1.194% 1/25/35 (b)	30,485	28,463
Series 2005-NC2 Class B1, 2.289% 3/25/35 (b)	25,008	923
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (a)	4,228,323	4,235,769
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.044% 9/25/35 (b)	229,000	216,881
OneMain Financial Issuance Trust:
Series 2014-1A Class A, 2.43% 6/18/24 (a)	504,890	505,086
Series 2014-2A Class A, 2.47% 9/18/24 (a)	4,473,375	4,476,579
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.409% 9/25/34 (b)	84,950	81,248
Class M4, 2.709% 9/25/34 (b)	109,000	71,817
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.334% 4/25/33 (b)	815	732
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.8003% 6/15/33 (b)	59,175	57,060
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.394% 9/25/34 (b)	4,618	4,285
Vericrest Opportunity Loan Trust:
Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	234,368	235,502
Series 2014-NPL7 Class A1, 3.375% 8/27/57 (a)	7,630,511	7,634,146
TOTAL ASSET-BACKED SECURITIES
(Cost $62,289,088)		62,867,692

Collateralized Mortgage Obligations - 0.2%
Private Sponsor - 0.1%
Accredited Mortgage Loan Trust floater Series 2006-1 Class A3, 0.714% 4/25/36 (b)	1,098,199	1,094,912
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.6653% 6/27/36 (a)(b)	2,726,880	2,639,928
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.1591% 12/26/35 (a)(b)	542,419	547,729
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 0.7903% 4/26/36 (a)(b)	581,321	576,792
BCAP LLC Trust sequential payer Series 2012-RR5 Class 8A5, 0.7318% 7/26/36 (a)(b)	453,047	434,703
CSMC:
floater Series 2015-1R Class 6A1, 0.8039% 5/27/37 (a)(b)	1,297,121	1,227,922
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (a)	1,043,593	1,044,403
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (a)	1,725,719	1,726,166
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (b)	51,671	50,456
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9717% 8/25/36 (b)	120,477	108,878
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.762% 2/25/37 (b)	85,479	80,301
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	1,977,089	1,977,880
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.0304% 3/26/37 (a)(b)	1,029,639	1,039,763
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.824% 7/25/35 (b)	104,311	100,815
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.879% 6/10/35 (a)(b)	37,389	26,439
Class B6, 3.379% 6/10/35 (a)(b)	49,593	28,069
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (b)	3,392	3,321
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (b)	7,267	7,294
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.174% 9/25/43 (b)	5,513,048	5,303,417
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 3A1, 2.8475% 3/25/35 (b)	3,869,884	3,899,225
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 2.9131% 6/27/36 (a)(b)	544,259	542,727

TOTAL PRIVATE SPONSOR		22,461,140

U.S. Government Agency - 0.1%
Fannie Mae:
Series 2007-75 Class JI, 5.9608% 8/25/37 (b)(h)	2,086,412	390,256
Series 2011-110 Class SA, 6.0258% 4/25/41 (b)(h)(i)	973,805	151,843
Series 2011-112 Class SA, 5.9658% 11/25/41 (b)(h)(i)	900,621	170,577
Series 2011-123 Class SD, 6.0158% 8/25/39 (b)(h)(i)	853,173	127,829
Series 2012-100 Class WI, 3% 9/25/27 (h)	1,369,546	137,939
Series 2012-14 Class JS, 6.0658% 12/25/30 (b)(h)(i)	530,760	97,223
Series 2012-47 Class SD, 5.8658% 5/25/42 (b)(h)(i)	1,863,832	373,947
Series 2012-9 Class SH, 5.9658% 6/25/41 (b)(h)(i)	755,058	114,445
Series 2013-133 Class IB, 3% 4/25/32 (h)	948,095	93,016
Series 2013-51 Class GI, 3% 10/25/32 (h)	1,618,331	178,116
Series 2014-68 Class ID, 3.5% 3/25/34 (h)	678,374	81,731
Series 2015-42 Class LS, 5.6158% 6/25/45 (b)(h)(i)	1,889,218	326,785
Series 2015-70 Class JC, 3% 10/25/45	1,848,120	1,894,788
Freddie Mac:
Series 3237 Class C, 5.5% 11/15/36	813,596	920,838
Series 3955 Class YI, 3% 11/15/21 (h)	519,159	28,040
Series 3980 Class EP, 5% 1/15/42	5,947,177	6,441,470
Series 4055 Class BI, 3.5% 5/15/31 (h)	887,479	94,185
Series 4149 Class IO, 3% 1/15/33 (h)	711,118	91,255
Series 4314 Class AI, 5% 3/15/34 (h)	383,295	50,552
Series 4427 Class LI, 3.5% 2/15/34 (h)	1,488,341	177,214
Series 4471 Class PA 4% 12/15/40	2,283,910	2,393,104
Series 4476 Class IA, 3.5% 1/15/32 (h)	1,669,080	148,486
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,521,844	1,623,586
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 0.9111% 12/20/60 (b)(j)	1,428,195	1,414,938
Series 2011-H20 Class FA, 1.0811% 9/20/61 (b)(j)	7,224,351	7,203,321
Series 2012-H18 Class NA, 1.0511% 8/20/62 (b)(j)	1,549,217	1,543,963
Series 2013-H19 Class FC, 1.1311% 8/20/63 (b)(j)	3,833,960	3,829,267
Series 2010-14 Class SN, 5.4079% 2/16/40 (b)(h)(i)	1,044,936	179,025
Series 2011-94 Class SA, 5.5382% 7/20/41 (b)(h)(i)	357,412	59,304
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	6,088,352	6,168,838
Series 2015-H17 Class HA, 2.5% 5/20/65 (j)	4,408,727	4,469,499

TOTAL U.S. GOVERNMENT AGENCY		40,975,380

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $63,510,142)		63,436,520

Commercial Mortgage Securities - 1.3%
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-3 Class A4, 5.889% 7/10/44 (b)	43,582	43,523
Series 2007-2 Class A4, 5.6373% 4/10/49 (b)	6,673,828	6,687,885
Series 2007-3 Class A4, 5.5522% 6/10/49 (b)	1,215,180	1,224,104
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,278,000	6,407,986
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.992% 11/25/35 (a)(b)	40,489	35,780
Series 2005-4A:
Class A2, 0.982% 1/25/36 (a)(b)	103,817	92,661
Class M1, 1.042% 1/25/36 (a)(b)	33,509	28,700
Series 2006-4A Class A2, 0.862% 12/25/36 (a)(b)	305,297	258,432
Series 2007-1 Class A2, 0.862% 3/25/37 (a)(b)	64,434	58,101
Series 2007-2A:
Class A1, 0.862% 7/25/37 (a)(b)	191,485	168,544
Class A2, 0.912% 7/25/37 (a)(b)	179,280	145,390
Class M1, 0.962% 7/25/37 (a)(b)	61,023	47,633
Series 2007-3:
Class A2, 0.882% 7/25/37 (a)(b)	64,038	52,441
Class M1, 0.902% 7/25/37 (a)(b)	33,937	26,597
Class M2, 0.932% 7/25/37 (a)(b)	36,298	27,536
Class M3, 0.962% 7/25/37 (a)(b)	58,136	43,141
Class M4, 1.092% 7/25/37 (a)(b)	91,778	63,124
Class M5, 1.192% 7/25/37 (a)(b)	43,659	22,449
Bear Stearns Commercial Mortgage Securities Trust sequential payer Series 2007-PW16 Class A4, 5.7172% 6/11/40 (b)	3,308,684	3,342,927
C-BASS Trust floater Series 2006-SC1 Class A, 0.804% 5/25/36 (a)(b)	7,084	7,047
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 1.9346% 12/15/27 (a)(b)	9,868,471	9,896,368
Class DPA, 3.5346% 12/15/27 (a)(b)	1,495,044	1,492,228
Citigroup Commercial Mortgage Trust:
Series 2007-C6 Class A4, 5.7114% 12/10/49 (b)	3,500,000	3,536,757
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	1,002,011
Series 2015-GC33 Class XA, 0.978% 9/10/58 (b)(h)	19,866,418	1,250,885
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,653,872
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,530,997
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	455,188	454,952
COMM Mortgage Trust:
Series 2013-CR10 Class XA, 0.9328% 8/10/46 (b)(h)	8,340,024	311,813
Series 2014-CR19 Class XA, 1.271% 8/10/47 (b)(h)	23,298,663	1,390,161
Series 2014-CR20 Class XA, 1.1917% 11/10/47 (b)(h)	10,635,183	665,320
Series 2014-CR21 Class A2, 3.095% 12/10/47	520,000	535,473
Series 2014-LC17 Class XA, 0.9903% 10/10/47 (b)(h)	12,082,064	531,099
Series 2014-UBS4 Class XA, 1.2554% 8/10/47 (b)(h)	18,311,109	1,126,329
Series 2014-UBS6 Class XA, 1.0571% 12/10/47 (b)(h)	12,772,584	700,975
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,523,669
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,535,499
Series 2015-DC1 Class XA, 1.1763% 2/10/48 (b)(h)	32,419,028	2,033,610
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	1,958,208
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.69% 6/15/39 (b)	3,477,957	3,498,873
Series 2007-C5 Class A4, 5.695% 9/15/40 (b)	170,230	173,209
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 2.9803% 11/15/49	2,800,000	2,781,327
CSMC Series 2015-TOWN:
Class A, 1.7846% 3/15/17 (a)(b)	6,254,000	6,255,103
Class B, 2.4346% 3/15/17 (a)(b)	404,000	396,889
Class C, 2.7846% 3/15/17 (a)(b)	404,000	395,673
Class D, 3.7346% 3/15/17 (a)(b)	404,000	400,963
Freddie Mac:
sequential payer:
Series K029 Class A2, 3.32% 2/25/23 (b)	7,350,000	7,749,297
Series K034 Class A2, 3.531% 7/25/23	4,000,000	4,262,810
Series K717 Class A2, 2.991% 9/25/21	2,758,000	2,872,067
Series K721 Class A2, 3.09% 8/25/22	5,800,000	6,048,480
Series K723 Class A1, 2.292% 4/25/23	1,896,000	1,898,823
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1.8346% 12/15/34 (a)(b)	8,174,395	8,202,436
Series 2015-NRF Class AFX, 3.2349% 12/15/34 (a)	2,300,000	2,369,523
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	3,332,414	3,344,693
Series 2007-C1 Class A1A, 5.483% 12/10/49	8,332,222	8,375,369
GS Mortgage Securities Trust:
Series 2013-GC12 Class XA, 1.6928% 6/10/46 (b)(h)	7,015,751	460,986
Series 2014-GC18, 2.924% 1/10/47	797,376	809,068
Series 2014-GC22 Class A3, 3.516% 6/10/47	800,000	827,948
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	1,999,493
Series 2015-GC34 Class XA, 1.3724% 10/10/48 (b)(h)	6,259,085	535,763
Hilton U.S.A. Trust Series 2013-HLT Class DFX, 4.4065% 11/5/30 (a)	21,822	21,764
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 1.778% 11/15/29 (a)(b)	4,000,000	4,011,233
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21:
Class A3, 3.4353% 8/15/47 (a)	1,900,000	1,967,735
Class A5, 3.7748% 8/15/47	9,000,000	9,441,881
Series 2014-C19 Class XA, 1.2001% 4/15/47 (b)(h)	6,711,161	252,348
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	1,950,724
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class XA, 1.6622% 6/15/45 (b)(h)	34,520,963	2,040,990
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.1882% 4/15/27 (a)(b)	1,239,000	1,222,046
Class D, 2.7882% 4/15/27 (a)(b)	2,642,000	2,593,473
sequential payer:
Series 2007-CB18 Class A4, 5.44% 6/12/47	9,622,228	9,625,800
Series 2007-CB20 Class A4, 5.794% 2/12/51	6,402,715	6,515,907
Series 2007-LD11 Class A4, 5.7546% 6/15/49 (b)	39,093,000	39,417,342
Series 2007-LDPX Class A3, 5.42% 1/15/49	4,039,564	4,050,928
Series 2007-CB19:
Class B, 5.7148% 2/12/49 (b)	24,000	5,130
Class C, 5.7148% 2/12/49 (b)	62,000	4,063
Class D, 5.7148% 2/12/49 (b)	40,667	18
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (b)	2,288	0
Series 2016-WP Class TA, 1.978% 10/15/33 (a)(b)	3,774,000	3,779,921
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9164% 7/15/44 (b)	4,661,914	4,751,117
Merrill Lynch Mortgage Trust:
Series 2007-C1 Class A4, 5.8285% 6/12/50 (b)	6,565,800	6,634,351
Series 2008-C1 Class A4, 5.69% 2/12/51	400,208	409,154
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	787,611	787,318
Series 2007-6 Class A4, 5.485% 3/12/51 (b)	2,415,493	2,425,541
Series 2007-7 Class A4, 5.7361% 6/12/50 (b)	1,244,055	1,256,648
Series 2007-8 Class A3, 5.873% 8/12/49 (b)	227,910	231,295
Morgan Stanley BAML Trust:
sequential payer Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,699,346
Series 2014-C14 Class A2, 2.916% 2/15/47	1,300,000	1,328,170
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,753,580
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,844,283
Class XA, 1.1488% 10/15/48 (b)(h)	11,224,923	801,500
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,243,475
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.738% 7/15/19 (a)(b)	57,391	57,380
sequential payer Series 2007-IQ15 Class A4, 5.9061% 6/11/49 (b)	15,218,949	15,501,127
Series 2007-IQ14 Class A4, 5.692% 4/15/49	6,624,215	6,653,583
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,077,831
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,019,982
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	5,989,000	5,985,257
Class B, 4.181% 11/15/34 (a)	2,114,000	2,112,679
Class C, 5.205% 11/15/34 (a)	1,483,000	1,482,073
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	12,491,049	12,497,119
Series 2007-C31:
Class A4, 5.509% 4/15/47	36,067,348	36,207,040
Class A5, 5.5% 4/15/47	7,119,000	7,173,520
Series 2007-C32 Class A3, 5.7026% 6/15/49 (b)	10,891,669	11,002,024
Series 2007-C33:
Class A4, 5.9588% 2/15/51 (b)	11,043,025	11,114,911
Class A5, 5.9588% 2/15/51 (b)	4,253,000	4,330,752
Series 2007-C32:
Class D, 5.7026% 6/15/49 (b)	208,000	62,387
Class E, 5.7026% 6/15/49 (b)	328,000	72,428
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.1147% 11/15/48 (b)(h)	7,642,289	542,529
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	374,358
Series 2014-C24 Class XA, 0.9717% 11/15/47 (b)(h)	7,471,690	396,776
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $372,641,846)		355,303,857

Municipal Securities - 0.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	1,390,000	1,905,551
California Gen. Oblig.:
6.2% 3/1/19	$1,340,000	$1,473,317
7.5% 4/1/34	600,000	852,288
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	22,660,000	20,794,402
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	59,373
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41	400,000	519,784
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	91,421
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	183,435
Houston Util. Sys. Rev. 3.828% 5/15/28	200,000	210,868
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,928,667	1,961,261
4.95% 6/1/23	7,660,000	7,939,054
5.1% 6/1/33	34,375,000	30,851,219
Series 2010-1, 6.63% 2/1/35	3,845,000	3,931,013
Series 2010-3:
6.725% 4/1/35	2,510,000	2,600,862
7.35% 7/1/35	4,655,000	5,057,378
Series 2010-5, 6.2% 7/1/21	2,395,000	2,542,364
Series 2011:
5.365% 3/1/17	125,000	126,409
5.665% 3/1/18	6,560,000	6,820,170
5.877% 3/1/19	11,620,000	12,344,856
Series 2013:
1.84% 12/1/16	2,445,000	2,445,000
3.6% 12/1/19	2,105,000	2,106,537
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	232,682
Maryland Trans. Auth. Trans. Facility Projects Rev. Series 2009 B, 5.888% 7/1/43	50,000	62,609
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	192,650
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,265,000	1,842,700
Series 2010 A, 7.102% 1/1/41	1,400,000	1,968,848
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	32,777
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,119,951
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	625,000	722,406
Series 2011 A, 4.8% 6/1/11	608,000	602,479
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	600,000	608,328
Series 180, 4.96% 8/1/46	265,000	297,518
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	765,000	896,006
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.718% 2/1/41	385,000	484,134
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	60,000	73,408
TOTAL MUNICIPAL SECURITIES
(Cost $120,129,419)		113,953,058

Foreign Government and Government Agency Obligations - 0.0%
Chilean Republic 3.875% 8/5/20	$800,000	$847,680
Colombian Republic 5% 6/15/45	965,000	890,213
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	315,000	375,941
5.5% 12/4/23	230,000	275,434
4% 6/30/22	1,700,000	1,825,535
5.5% 4/26/24	595,000	716,567
Jordanian Kingdom 2.578% 6/30/22	200,000	204,541
Province of Quebec yankee 7.125% 2/9/24	1,830,000	2,290,668
Ukraine Government 1.471% 9/29/21	1,400,000	1,369,175
United Mexican States 4.75% 3/8/44	3,820,000	3,390,250
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,159,637)		12,186,004

Bank Notes - 0.1%
Capital One Bank NA 2.15% 11/21/18	270,000	270,465
Capital One NA 2.95% 7/23/21	5,551,000	5,588,980
Citizens Bank NA 2.3% 12/3/18	3,955,000	3,980,965
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,409,946
3.1% 6/4/20	6,744,000	6,816,437
8.7% 11/18/19	357,000	409,714
KeyBank NA 2.5% 11/22/21	325,000	323,006
Marshall & Ilsley Bank 5% 1/17/17	4,118,000	4,133,607
PNC Bank NA 6.875% 4/1/18	250,000	266,370
Regions Bank 7.5% 5/15/18	7,751,000	8,338,464
UBS AG Stamford Branch 1.8% 3/26/18	625,000	625,129
TOTAL BANK NOTES
(Cost $36,733,407)		37,163,083
	Shares	Value

Fixed-Income Funds - 76.0%
High Yield Fixed-Income Funds - 0.9%
MainStay High Yield Corporate Bond Fund Class A	27,425,702	$156,052,243
T. Rowe Price High Yield Fund I Class	15,526,126	102,006,647

TOTAL HIGH YIELD FIXED-INCOME FUNDS		258,058,890

Intermediate Government Funds - 0.1%
Fidelity SAI U.S. Treasury Bond Index Fund (k)	2,524,522	24,614,089
Intermediate-Term Bond Funds - 74.7%
DoubleLine Total Return Bond Fund Class N	85,257,925	907,996,906
Fidelity Total Bond Fund (k)	478,999,471	5,034,284,444
Fidelity U.S. Bond Index Fund Institutional Premium Class (k)	35,616,714	409,592,211
iShares Barclays Aggregate Bond ETF	1,407,845	152,385,143
JPMorgan Core Bond Fund Select Class	66,673,537	770,079,348
Metropolitan West Total Return Bond Fund Class M	190,133,699	2,032,529,237
PIMCO Income Fund Institutional Class	72,566,802	870,075,956
PIMCO Mortgage Opportunities Fund Institutional Class	41,876,416	463,571,921
PIMCO Total Return Fund Institutional Class	569,831,987	5,692,621,516
Prudential Total Return Bond Fund Class A	70,350,231	1,000,380,284
Templeton Global Bond Fund Class A	3,776,271	43,955,799
Voya Intermediate Bond Fund Class I	35,066,932	349,266,639
Westcore Plus Bond Fund Retail Class	13,543,044	143,691,694
Western Asset Core Bond Fund Class I	86,501,250	1,063,965,381
Western Asset Core Plus Bond Fund Class I	188,072,630	2,164,715,975

TOTAL INTERMEDIATE-TERM BOND FUNDS		21,099,112,454

Long Government Bond Funds - 0.3%
Fidelity Long-Term Treasury Bond Index Fund Premium Class (k)	5,119,270	64,809,958
TOTAL FIXED-INCOME FUNDS
(Cost $22,033,392,890)		21,446,595,391
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $29,654,851)	24,912,000	27,399,621
	Shares	Value

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.39% (l)	264,313,144	264,366,007
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (m)	130,586,018	130,586,018
TOTAL MONEY MARKET FUNDS
(Cost $394,916,728)		394,952,025
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $29,431,524,425)		28,756,364,025
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(522,069,480)
NET ASSETS - 100%		$28,234,294,545

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/46	$(5,500,000)	$(5,471,211)
3% 12/1/46	(3,600,000)	(3,581,156)
3% 12/1/46	(8,900,000)	(8,853,414)
3% 12/1/46	(5,900,000)	(5,869,117)
3.5% 12/1/46	(15,500,000)	(15,900,821)
3.5% 12/1/46	(12,500,000)	(12,823,243)
3.5% 12/1/46	(5,000,000)	(5,129,297)
3.5% 12/1/46	(15,500,000)	(15,900,821)
3.5% 12/1/46	(4,050,000)	(4,154,731)
3.5% 12/1/46	(8,450,000)	(8,668,512)
3.5% 12/1/46	(22,800,000)	(23,389,594)
3.5% 12/1/46	(18,600,000)	(19,080,985)
4% 12/1/46	(21,600,000)	(22,722,187)
4% 12/1/46	(20,600,000)	(21,670,234)
4% 12/1/46	(10,550,000)	(11,098,105)
4% 12/1/46	(20,600,000)	(21,670,234)
4% 12/1/46	(1,000,000)	(1,051,951)
TOTAL TBA SALE COMMITMENTS
(Proceeds $207,861,309)		$(207,035,613)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
32 CBOT 10-Year U.S. Treasury Note Contracts (United States)	March 2017	3,984,500	$11,933
75 CBOT 2-Year U.S. Treasury Note Contracts (United States)	March 2017	16,260,938	9,229
3 CBOT 5-Year U.S. Treasury Note Contracts (United States)	March 2017	353,531	791
6 CBOT Long Term U.S. Treasury Bond Contracts (United States)	March 2017	907,688	2,987
TOTAL FUTURES CONTRACTS			$24,940

The face value of futures sold as a percentage of Net Assets is 0.1%

Swaps

Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1)%	$2,000,000	$21,911	$(42,316)	$(20,405)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1)%	1,655,634	22,011	(43,858)	(21,847)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1)%	2,000,000	(30,343)	(70,237)	(100,580)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1)%	2,000,000	(30,343)	(60,351)	(90,694)
Societe Generale	Dec. 2017	Credit Suisse International	(3)%	1,765,000	(60,584)	15,214	(45,370)
Societe Generale	Dec. 2017	Credit Suisse International	(3)%	1,764,000	(60,549)	5,751	(54,798)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1)%	1,500,000	(18,220)	(8,700)	(26,920)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1)%	1,765,000	(21,439)	(23,097)	(44,536)

TOTAL CREDIT DEFAULT SWAPS					$(177,556)	$(227,594)	$(405,150)

Clearing- house/ Counter- party(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Dec. 2046	$1,900,000	3-month LIBOR	2.25%	$268,699	$0	$268,699

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $318,919,529 or 1.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) A portion of the security sold on a delayed delivery basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $146,720.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $331,123.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,307,342.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated Fund

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$635,397
Total	$635,397

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Long-Term Treasury Bond Index Fund Investor Class	$102,353,825	$5,440,912	$--	$896,497	$--
Fidelity Long-Term Treasury Bond Index Fund Premium Class	--	1,047,655	38,707,659	1,047,562	64,809,958
Fidelity SAI U.S. Treasury Bond Index Fund	--	25,247,232	--	247,233	24,614,089
Fidelity Total Bond Fund	4,633,690,544	345,988,522	25,397,433	94,493,571	5,034,284,444
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	329,268,183	151,634,246	3,660,056	409,592,211
Fidelity U.S. Bond Index Fund Investor Class	136,872,100	202,191,886	97,193,320	2,191,525	--
Total	$4,872,916,469	$909,184,390	$312,932,658	$102,536,444	$5,533,300,702

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,373,969,180	$--	$2,373,969,180	$--
U.S. Government and Government Agency Obligations	1,482,556,042	--	1,482,556,042	--
U.S. Government Agency - Mortgage Securities	2,385,981,552	--	2,385,981,552	--
Asset-Backed Securities	62,867,692	--	62,514,842	352,850
Collateralized Mortgage Obligations	63,436,520	--	63,382,012	54,508
Commercial Mortgage Securities	355,303,857	--	355,145,856	158,001
Municipal Securities	113,953,058	--	113,953,058	--
Foreign Government and Government Agency Obligations	12,186,004	--	12,186,004	--
Bank Notes	37,163,083	--	37,163,083	--
Fixed-Income Funds	21,446,595,391	21,446,595,391	--	--
Preferred Securities	27,399,621	--	27,399,621	--
Money Market Funds	394,952,025	394,952,025	--	--
Total Investments in Securities:	$28,756,364,025	$21,841,547,416	$6,914,251,250	$565,359
Derivative Instruments:
Assets
Futures Contracts	$24,940	$24,940	$--	$--
Swaps	312,621	--	312,621	--
Total Assets	$337,561	$24,940	$312,621	$--
Liabilities
Swaps	$(221,478)	$--	$(221,478)	$--
Total Liabilities	$(221,478)	$--	$(221,478)	$--
Total Derivative Instruments:	$116,083	$24,940	$91,143	$--
Other Financial Instruments:
TBA Sale Commitments	$(207,035,613)	$--	$(207,035,613)	$--
Total Other Financial Instruments:	$(207,035,613)	$--	$(207,035,613)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $29,455,562,557. Net unrealized depreciation aggregated $699,198,532, of which $232,045,990 related to appreciated investment securities and $931,244,522 related to depreciated investment securities.

During the period, certain underlying investments incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity,” renaming the “Fidelity Advantage Institutional Class” to the “Institutional Premium Class,” or renaming the “Fidelity Advantage Class” to the “Premium Class.” The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2016

SRQ-QTLY-0117
1.912885.106

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 98.5%
	Shares	Value
High Yield Fixed-Income Funds - 98.5%
Artisan High Income Fund Investor Shares	6,570,557	$64,194,340
BlackRock High Yield Bond Portfolio Investor A Class	49,790,328	376,414,877
Eaton Vance Income Fund of Boston Class A	53,753,422	304,244,371
Fidelity Advisor High Income Advantage Fund Class I (a)	27,755,909	275,338,614
Fidelity Advisor High Income Fund Class I (a)	2,889,447	22,190,953
Fidelity Capital & Income Fund (a)	65,247,684	626,377,767
Fidelity High Income Fund (a)	22,318,061	191,042,600
Hotchkis and Wiley High Yield Fund Class A	34,953,379	411,401,277
Janus High-Yield Fund Class T	31,912,802	266,152,770
MainStay High Yield Corporate Bond Fund Class A	48,975,603	278,671,183
T. Rowe Price High Yield Fund I Class	77,751,777	510,829,173
Third Avenue Focused Credit Fund Institutional Class	7,030,125	22,169,500

TOTAL HIGH YIELD FIXED-INCOME FUNDS

(Cost $3,336,768,101)		3,349,027,425

Money Market Funds - 1.7%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.32% (a)(b)	50,025,710	50,025,710
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (b)	8,353,844	8,353,844
TOTAL MONEY MARKET FUNDS
(Cost $58,379,554)		58,379,554
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $3,395,147,655)		3,407,406,979
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(6,695,496)
NET ASSETS - 100%		$3,400,711,483

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$267,237,354	$26,782,314	$49,523,550	$9,288,708	$275,338,614
Fidelity Advisor High Income Fund Class I	25,849,395	91,644	5,943,933	911,667	22,190,953
Fidelity Capital & Income Fund	673,754,104	33,636,382	141,806,749	20,801,361	626,377,767
Fidelity High Income Fund	253,601,089	9,416,860	98,156,387	9,417,878	191,042,600
Fidelity Investments Money Market Government Portfolio Institutional Class 0.32%	--	454,798,664	404,772,954	25,710	50,025,710
Total	$1,220,441,942	$524,725,864	$700,203,573	$40,445,324	$1,164,975,644

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Fixed-Income Funds	$3,349,027,425	$3,326,857,925	$--	$22,169,500
Money Market Funds	58,379,554	58,379,554	--	--
Total Investments in Securities:	$3,407,406,979	$3,385,237,479	$--	$22,169,500

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments.} Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $3,401,925,613. Net unrealized appreciation aggregated $5,481,366, of which $126,153,729related to appreciated investment securities and $120,672,363 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

November 30, 2016

SMC-QTLY-0117
1.912861.106

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 85.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 1.0%
BorgWarner, Inc.	144,538	$5,145,553
Cooper Tire & Rubber Co.	67,283	2,576,939
Cooper-Standard Holding, Inc. (a)	74,363	7,088,281
Dana Holding Corp.	397,116	6,707,289
Drew Industries, Inc.	32,312	3,395,991
The Goodyear Tire & Rubber Co.	608,935	18,688,215
Tower International, Inc.	91,500	2,397,300
Visteon Corp.	251,716	19,802,498
		65,802,066
Automobiles - 0.2%
Harley-Davidson, Inc.	169,765	10,336,991
Thor Industries, Inc.	19,400	1,951,058
		12,288,049
Distributors - 0.5%
Genuine Parts Co.	73,345	7,057,989
LKQ Corp. (a)	247,477	8,124,670
Pool Corp.	222,943	22,430,295
		37,612,954
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	55,805	3,840,500
Carriage Services, Inc.	33,400	906,476
Grand Canyon Education, Inc. (a)	232,438	13,272,210
Houghton Mifflin Harcourt Co. (a)	219,891	2,429,796
LifeLock, Inc. (a)	117,391	2,795,080
ServiceMaster Global Holdings, Inc. (a)	607,288	23,210,547
		46,454,609
Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	223,666	11,878,901
Buffalo Wild Wings, Inc. (a)	18,113	3,053,852
Darden Restaurants, Inc.	30,100	2,206,330
Dave & Buster's Entertainment, Inc. (a)	171,014	8,012,006
Dunkin' Brands Group, Inc.	248,128	13,470,869
El Pollo Loco Holdings, Inc. (a)	82,393	1,038,152
Fiesta Restaurant Group, Inc. (a)	83,790	2,400,584
Hyatt Hotels Corp. Class A (a)	101,073	5,189,088
Jack in the Box, Inc.	189,865	19,749,757
Marriott International, Inc. Class A	48,729	3,838,871
Marriott Vacations Worldwide Corp.	51,548	4,002,187
MGM Mirage, Inc. (a)	258,420	7,419,238
Panera Bread Co. Class A (a)	40,138	8,513,671
Papa John's International, Inc.	92,297	8,155,363
Penn National Gaming, Inc. (a)	306,226	4,066,681
Pinnacle Entertainment, Inc.	323,310	4,406,715
Planet Fitness, Inc.	144,608	2,931,204
Popeyes Louisiana Kitchen, Inc. (a)	44,041	2,637,175
Ruth's Hospitality Group, Inc.	61,300	1,042,100
Six Flags Entertainment Corp.	72,310	4,167,948
Texas Roadhouse, Inc. Class A	179,126	8,399,218
U.S. Foods Holding Corp.	66,195	1,513,218
Vail Resorts, Inc.	63,566	10,068,854
Wyndham Worldwide Corp.	29,800	2,145,302
Zoe's Kitchen, Inc. (a)	169,033	4,168,354
		144,475,638
Household Durables - 0.9%
Beazer Homes U.S.A., Inc. (a)	201,100	2,710,828
CalAtlantic Group, Inc.	174,125	5,814,034
D.R. Horton, Inc.	243,112	6,739,065
Harman International Industries, Inc.	19,800	2,165,526
Helen of Troy Ltd. (a)	29,564	2,515,896
iRobot Corp. (a)	131,617	7,502,169
KB Home	667,455	10,572,487
LGI Homes, Inc. (a)	29,100	950,115
Mohawk Industries, Inc. (a)	30,810	6,083,126
Newell Brands, Inc.	121,910	5,730,989
Tempur Sealy International, Inc. (a)	43,600	2,759,880
Toll Brothers, Inc. (a)	197,980	5,872,087
TopBuild Corp. (a)	72,394	2,627,178
		62,043,380
Internet & Direct Marketing Retail - 0.1%
Expedia, Inc.	23,352	2,896,816
Groupon, Inc. Class A (a)	606,869	2,409,270
Wayfair LLC Class A (a)	46,311	1,688,036
		6,994,122
Leisure Products - 0.7%
Brunswick Corp.	481,515	24,133,532
Hasbro, Inc.	58,701	5,012,478
JAKKS Pacific, Inc. (a)	89,833	633,323
Polaris Industries, Inc.	226,479	19,671,966
Smith & Wesson Holding Corp. (a)	48,600	1,133,838
		50,585,137
Media - 1.2%
Cinemark Holdings, Inc.	210,934	8,403,611
Discovery Communications, Inc. Class A (a)	286,600	7,763,994
E.W. Scripps Co. Class A (a)	365,377	6,255,254
IMAX Corp. (a)	377,261	12,053,489
National CineMedia, Inc.	678,807	10,412,899
Nexstar Broadcasting Group, Inc. Class A	226,222	13,494,142
Omnicom Group, Inc.	21,100	1,834,434
Scholastic Corp.	80,758	3,560,620
Scripps Networks Interactive, Inc. Class A	16,700	1,156,642
Sinclair Broadcast Group, Inc. Class A	405,695	13,205,372
Tribune Media Co. Class A	110,794	3,978,613
		82,119,070
Multiline Retail - 0.4%
Dillard's, Inc. Class A	18,400	1,315,784
JC Penney Corp., Inc. (a)	980,465	9,285,004
Kohl's Corp.	65,900	3,547,397
Nordstrom, Inc.	114,030	6,376,558
Ollie's Bargain Outlet Holdings, Inc. (a)	103,755	3,117,838
Tuesday Morning Corp. (a)	131,623	612,047
		24,254,628
Specialty Retail - 2.8%
Aarons, Inc. Class A	77,900	2,268,448
American Eagle Outfitters, Inc.	89,900	1,488,744
Burlington Stores, Inc. (a)	28,370	2,494,290
Chico's FAS, Inc.	532,865	8,158,163
DavidsTea, Inc. (a)	171,062	1,633,642
Destination Maternity Corp.	147,451	987,922
Destination XL Group, Inc. (a)	573,868	2,352,859
Dick's Sporting Goods, Inc.	96,000	5,670,720
DSW, Inc. Class A	359,812	8,549,133
Express, Inc. (a)	144,800	1,934,528
Finish Line, Inc. Class A	72,600	1,629,144
Five Below, Inc. (a)	420,670	16,557,571
Foot Locker, Inc.	19,000	1,361,730
Guess?, Inc.	89,934	1,377,789
Haverty Furniture Companies, Inc.	57,300	1,237,680
Hibbett Sports, Inc. (a)	221,293	8,907,043
Lithia Motors, Inc. Class A (sub. vtg.)	297,932	27,379,951
Monro Muffler Brake, Inc.	58,387	3,491,543
Murphy U.S.A., Inc. (a)	24,500	1,670,655
New York & Co., Inc. (a)	139,400	282,982
Office Depot, Inc.	3,035,844	14,784,560
Penske Automotive Group, Inc.	31,900	1,592,129
Restoration Hardware Holdings, Inc. (a)	157,801	5,688,726
Ross Stores, Inc.	41,141	2,780,720
Sally Beauty Holdings, Inc. (a)	928,421	24,315,346
Select Comfort Corp. (a)	164,175	3,713,639
Signet Jewelers Ltd.	77,355	7,061,738
Sonic Automotive, Inc. Class A (sub. vtg.)	57,400	1,214,010
Staples, Inc.	961,413	9,296,864
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	23,793	6,174,284
Urban Outfitters, Inc. (a)	203,205	6,421,278
Williams-Sonoma, Inc.	116,098	6,359,848
		188,837,679
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	220,083	20,091,377
Crocs, Inc. (a)	751,954	5,263,678
Deckers Outdoor Corp. (a)	136,017	8,090,291
G-III Apparel Group Ltd. (a)	459,205	12,472,008
lululemon athletica, Inc. (a)	68,248	3,889,454
Michael Kors Holdings Ltd. (a)	24,100	1,120,409
PVH Corp.	162,040	17,166,518
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	177,048	4,033,153
Steven Madden Ltd. (a)	150,489	5,575,617
Under Armour, Inc. Class C (non-vtg.)	31,006	799,335
Wolverine World Wide, Inc.	383,931	8,649,965
		87,151,805

TOTAL CONSUMER DISCRETIONARY		808,619,137

CONSUMER STAPLES - 2.1%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	22,325	3,864,458
Food & Staples Retailing - 0.5%
AdvancePierre Foods Holdings, Inc.	55,071	1,490,772
Casey's General Stores, Inc.	88,220	10,626,099
Performance Food Group Co. (a)	281,296	5,935,346
Smart& Final Stores, Inc. (a)	124,280	1,677,780
SpartanNash Co.	39,800	1,441,158
Sprouts Farmers Market LLC (a)	59,850	1,197,599
SUPERVALU, Inc. (a)	100,500	466,320
United Natural Foods, Inc. (a)	143,174	6,722,019
Whole Foods Market, Inc.	219,300	6,664,527
		36,221,620
Food Products - 1.1%
Amplify Snack Brands, Inc. (a)	195,104	1,853,488
B&G Foods, Inc. Class A	134,592	5,760,538
Bunge Ltd.	64,000	4,369,920
Flowers Foods, Inc.	224,350	3,481,912
Ingredion, Inc.	37,516	4,403,628
Lamb Weston Holdings, Inc. (a)	198,190	6,635,401
Lancaster Colony Corp.	60,960	8,260,690
Nomad Foods Ltd. (a)	315,690	2,970,643
Pilgrim's Pride Corp.	57,800	1,017,858
Pinnacle Foods, Inc.	489,650	24,267,054
Sanderson Farms, Inc.	20,700	1,669,455
Snyders-Lance, Inc.	123,799	4,612,751
TreeHouse Foods, Inc. (a)	54,568	3,782,654
		73,085,992
Household Products - 0.3%
Energizer Holdings, Inc.	30,115	1,351,260
Spectrum Brands Holdings, Inc.	188,169	22,559,581
		23,910,841
Personal Products - 0.1%
Avon Products, Inc.	664,644	3,569,138
Edgewell Personal Care Co. (a)	34,519	2,731,834
		6,300,972

TOTAL CONSUMER STAPLES		143,383,883

ENERGY - 4.1%
Energy Equipment & Services - 1.2%
Core Laboratories NV	42,496	4,749,353
Dril-Quip, Inc. (a)	164,897	9,324,925
Helmerich & Payne, Inc.	27,408	2,073,415
ION Geophysical Corp. (a)	25,766	190,668
Matrix Service Co. (a)	76,800	1,601,280
McDermott International, Inc. (a)	497,200	3,420,736
Oceaneering International, Inc.	133,588	3,560,120
Oil States International, Inc. (a)	133,702	4,793,217
Patterson-UTI Energy, Inc.	857,017	22,856,643
PHI, Inc. (non-vtg.) (a)	50,500	763,560
Precision Drilling Corp.	2,996,780	15,884,072
RigNet, Inc. (a)	342,833	5,913,869
Superior Energy Services, Inc.	68,620	1,183,009
TETRA Technologies, Inc. (a)	348,600	1,892,898
U.S. Silica Holdings, Inc.	85,080	4,305,899
		82,513,664
Oil, Gas & Consumable Fuels - 2.9%
Abraxas Petroleum Corp. (a)	1,774,502	3,726,454
Aegean Marine Petroleum Network, Inc.	105,500	1,186,875
Arch Coal, Inc. (a)	100,476	7,840,142
Ardmore Shipping Corp.	229,358	1,559,634
Canacol Energy Ltd. (a)	972,769	3,273,220
Carrizo Oil & Gas, Inc. (a)	395,848	16,760,204
Centennial Resource Development, Inc. (a)	261,747	4,763,795
Cimarex Energy Co.	90,216	12,438,982
Concho Resources, Inc. (a)	10,394	1,486,550
CONSOL Energy, Inc.	47,105	969,421
DHT Holdings, Inc.	248,515	882,228
Diamondback Energy, Inc. (a)	37,695	4,065,406
Energen Corp.	362,620	22,507,823
Euronav NV	282,306	2,108,477
Gastar Exploration, Inc. (a)	1,217,983	1,546,838
Gulfport Energy Corp. (a)	210,925	5,418,663
Laredo Petroleum, Inc. (a)	441,314	7,056,611
Matador Resources Co. (a)	81,939	2,182,855
Murphy Oil Corp.	52,100	1,766,711
Navios Maritime Acquisition Corp.	591,072	945,715
Oasis Petroleum, Inc. (a)	645,325	9,660,515
Pacific Ethanol, Inc. (a)	99,575	856,345
Parsley Energy, Inc. Class A (a)	203,787	7,774,474
PBF Energy, Inc. Class A	46,000	1,103,540
PDC Energy, Inc. (a)	139,001	10,348,624
Pioneer Natural Resources Co.	43,640	8,336,986
Range Resources Corp.	289,033	10,168,181
Resolute Energy Corp. (a)	83,854	2,812,463
Rice Energy, Inc. (a)	131,617	3,204,874
Scorpio Tankers, Inc.	349,380	1,477,877
SemGroup Corp. Class A	71,815	2,588,931
SM Energy Co.	196,460	7,830,896
Sundance Energy Australia Ltd. (a)	10,825,884	1,414,250
Synergy Resources Corp. (a)	297,972	2,827,754
Targa Resources Corp.	85,025	4,530,982
Tesoro Corp.	140,130	11,399,576
Valero Energy Corp.	48,100	2,961,036
Western Refining, Inc.	101,740	3,649,414
World Fuel Services Corp.	25,500	1,133,730
		196,567,052

TOTAL ENERGY		279,080,716

FINANCIALS - 13.9%
Banks - 6.0%
Associated Banc-Corp.	327,812	7,490,504
Banco Latinoamericano de Comercio Exterior SA Series E	53,300	1,517,984
BancorpSouth, Inc.	36,800	1,050,640
Bank of the Ozarks, Inc.	79,390	3,852,003
BankUnited, Inc.	797,523	28,256,240
Banner Corp.	114,567	5,972,378
Bryn Mawr Bank Corp.	22,577	830,834
Cathay General Bancorp	165,437	5,806,839
Central Pacific Financial Corp.	37,762	1,115,867
CIT Group, Inc.	86,700	3,541,695
Citizens Financial Group, Inc.	165,176	5,535,048
Comerica, Inc.	66,600	4,245,750
Commerce Bancshares, Inc.	77,990	4,274,632
Cullen/Frost Bankers, Inc.	157,735	12,983,168
East West Bancorp, Inc.	367,419	17,592,022
Fifth Third Bancorp	89,711	2,334,280
First Hawaiian, Inc.	143,518	4,304,105
First Horizon National Corp.	423,048	8,071,756
First Interstate Bancsystem, Inc.	27,800	1,049,450
First Republic Bank	258,521	21,172,870
FNB Corp., Pennsylvania	1,273,686	19,461,922
Fulton Financial Corp.	78,200	1,388,050
Great Western Bancorp, Inc.	301,252	12,050,080
Hancock Holding Co.	227,597	9,456,655
Hanmi Financial Corp.	83,600	2,566,520
Huntington Bancshares, Inc.	419,800	5,230,708
IBERIABANK Corp.	85,945	7,120,543
Investors Bancorp, Inc.	607,377	8,223,885
KeyCorp	1,277,761	22,118,043
LegacyTexas Financial Group, Inc.	237,360	9,318,754
MB Financial, Inc.	139,765	6,047,632
Old National Bancorp, Indiana	109,900	1,873,795
Opus Bank	42,735	1,081,196
PacWest Bancorp	199,651	10,232,114
Peoples Bancorp, Inc.	34,900	1,019,429
Regions Financial Corp.	1,451,486	19,653,120
Signature Bank (a)	85,212	12,774,131
Sterling Bancorp	115,129	2,619,185
SVB Financial Group (a)	224,908	35,542,211
TCF Financial Corp.	459,556	7,973,297
Texas Capital Bancshares, Inc. (a)	160,120	11,648,730
United Community Bank, Inc.	565,145	15,360,641
Webster Financial Corp.	101,958	5,058,136
Western Alliance Bancorp. (a)	315,038	14,718,575
Wintrust Financial Corp.	40,522	2,667,968
Zions Bancorporation	514,505	20,472,154
		406,675,539
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	43,566	6,452,125
Ares Capital Corp.	265,961	4,266,014
Deutsche Bank AG (NY Shares) (a)	77,668	1,227,154
E*TRADE Financial Corp. (a)	1,111,062	38,342,750
Eaton Vance Corp. (non-vtg.)	140,869	5,696,742
FactSet Research Systems, Inc.	37,330	5,979,146
Fifth Street Finance Corp.	242,594	1,302,730
Financial Engines, Inc.	222,902	7,768,135
Invesco Ltd.	433,540	13,574,137
Janus Capital Group, Inc.	148,406	2,003,481
Lazard Ltd. Class A	764,898	29,716,287
Legg Mason, Inc.	104,400	3,330,360
LPL Financial	321,589	13,246,251
MarketAxess Holdings, Inc.	46,714	7,743,780
Morningstar, Inc.	97,768	7,128,265
Newtek Business Services Corp.	75,400	1,155,128
Oaktree Capital Group LLC Class A	242,087	10,034,506
Raymond James Financial, Inc.	252,452	18,161,397
Stifel Financial Corp. (a)	238,269	11,877,710
T. Rowe Price Group, Inc.	102,357	7,580,559
UBS Group AG	19,678	312,967
UBS Group AG	38,585	611,572
Waddell & Reed Financial, Inc. Class A	60,178	1,175,276
WisdomTree Investments, Inc.	792,612	8,766,289
		207,452,761
Consumer Finance - 0.5%
Discover Financial Services	124,980	8,469,895
Navient Corp.	183,900	3,168,597
Regional Management Corp. (a)	46,500	1,146,690
SLM Corp. (a)	2,388,161	24,048,781
		36,833,963
Diversified Financial Services - 1.3%
Bats Global Markets, Inc.	166,533	5,295,749
Camping World Holdings, Inc.	27,956	779,972
CF Corp. unit	63,369	660,305
Cotiviti Holdings, Inc.	239,310	7,129,045
Donnelley Financial Solutions, Inc. (a)	200	3,814
Leucadia National Corp.	1,180,858	26,002,493
Valvoline, Inc.	175,288	3,679,295
Voya Financial, Inc.	1,170,069	45,480,582
		89,031,255
Insurance - 2.3%
Allied World Assurance Co. Holdings AG	274,510	12,849,813
American Equity Investment Life Holding Co.	375,702	7,788,302
American Financial Group, Inc.	86,797	7,137,317
AmTrust Financial Services, Inc.	306,725	7,809,219
Assurant, Inc.	103,198	8,910,115
Assured Guaranty Ltd.	97,234	3,477,088
Cincinnati Financial Corp.	102,925	7,898,465
CNA Financial Corp.	53,500	2,047,445
CNO Financial Group, Inc.	94,600	1,693,340
Crawford & Co. Class B	278,755	3,682,354
Endurance Specialty Holdings Ltd.	6,500	599,300
First American Financial Corp.	98,000	3,698,520
FNF Group	402,640	12,860,322
FNFV Group (a)	325,813	4,170,406
Genworth Financial, Inc. Class A (a)	149,800	641,144
Health Insurance Innovations, Inc. (a)	89,962	1,214,487
Heritage Insurance Holdings, Inc.	47,000	678,210
Lincoln National Corp.	87,700	5,621,570
Maiden Holdings Ltd.	133,744	2,059,658
National General Holdings Corp.	67,000	1,513,530
Primerica, Inc.	29,800	2,106,860
ProAssurance Corp.	158,662	8,893,005
Reinsurance Group of America, Inc.	70,883	8,651,270
RLI Corp.	70,112	4,209,524
Torchmark Corp.	80,014	5,608,181
United Insurance Holdings Corp.	62,200	844,676
Universal Insurance Holdings, Inc.	43,900	1,053,600
Unum Group	207,707	8,779,775
Validus Holdings Ltd.	133,056	7,230,263
XL Group Ltd.	435,045	15,718,176
		159,445,935
Mortgage Real Estate Investment Trusts - 0.2%
Altisource Residential Corp. Class B	312,266	3,678,493
Chimera Investment Corp.	110,900	1,880,864
MFA Financial, Inc.	182,800	1,429,496
New York Mortgage Trust, Inc.	377,075	2,518,861
Redwood Trust, Inc.	95,500	1,453,510
Starwood Property Trust, Inc.	87,200	1,959,384
		12,920,608
Thrifts & Mortgage Finance - 0.5%
BofI Holding, Inc. (a)	259,633	6,135,128
Farmer Mac Class C (non-vtg.)	25,700	1,388,057
Flagstar Bancorp, Inc. (a)	55,700	1,569,626
Lendingtree, Inc. (a)	33,376	3,497,805
MGIC Investment Corp. (a)	1,018,401	9,236,897
Provident Financial Services, Inc.	40,800	1,099,152
Radian Group, Inc.	79,300	1,154,608
Washington Federal, Inc.	287,115	9,316,882
		33,398,155

TOTAL FINANCIALS		945,758,216

HEALTH CARE - 10.6%
Biotechnology - 1.4%
ACADIA Pharmaceuticals, Inc. (a)	84,183	2,272,099
Alder Biopharmaceuticals, Inc. (a)	36,093	849,990
Alkermes PLC (a)	93,380	5,306,785
Alnylam Pharmaceuticals, Inc. (a)	71,631	3,142,452
AMAG Pharmaceuticals, Inc. (a)	47,100	1,563,720
ARIAD Pharmaceuticals, Inc. (a)	93,380	1,258,762
Atara Biotherapeutics, Inc. (a)	141,045	2,799,743
bluebird bio, Inc. (a)	60,016	3,621,966
DBV Technologies SA sponsored ADR (a)	106,462	3,887,992
Dyax Corp. rights 12/31/19 (a)	105,841	261,427
Eagle Pharmaceuticals, Inc. (a)	86,640	6,841,094
Emergent BioSolutions, Inc. (a)	54,600	1,461,096
Exact Sciences Corp. (a)	265,486	3,921,228
Exelixis, Inc. (a)	573,855	9,709,627
Halozyme Therapeutics, Inc. (a)	190,324	2,247,726
Juno Therapeutics, Inc. (a)	92,269	1,849,993
Ligand Pharmaceuticals, Inc. Class B (a)	86,742	9,055,865
Merrimack Pharmaceuticals, Inc. (a)	104,904	578,021
Momenta Pharmaceuticals, Inc. (a)	315,867	4,469,518
Myriad Genetics, Inc. (a)	99,669	1,663,476
Natera, Inc. (a)	124,513	1,494,156
Neurocrine Biosciences, Inc. (a)	197,718	9,184,001
OvaScience, Inc. (a)	438,132	1,467,742
Prothena Corp. PLC (a)	22,760	1,343,295
Repligen Corp. (a)	136,067	4,381,357
Sage Therapeutics, Inc. (a)	26,316	1,318,695
Seres Therapeutics, Inc. (a)	100,271	1,001,707
TESARO, Inc. (a)	12,738	1,728,419
Ultragenyx Pharmaceutical, Inc. (a)	17,310	1,355,200
United Therapeutics Corp. (a)	59,367	7,457,089
		97,494,241
Health Care Equipment & Supplies - 3.2%
Abiomed, Inc. (a)	38,109	4,277,354
Accuray, Inc. (a)	449,640	2,270,682
Alere, Inc. (a)	120,625	4,791,225
Align Technology, Inc. (a)	168,799	15,706,747
Analogic Corp.	135,689	12,503,741
Anika Therapeutics, Inc. (a)	23,362	1,090,071
Atricure, Inc. (a)	120,220	2,162,758
Cantel Medical Corp.	69,459	5,665,771
ConforMis, Inc. (a)	326,147	2,928,800
CONMED Corp.	49,200	2,144,136
Dentsply Sirona, Inc.	34,589	2,012,388
DexCom, Inc. (a)	168,040	10,971,332
Endologix, Inc. (a)	566,807	4,166,031
Haemonetics Corp. (a)	31,400	1,244,382
Halyard Health, Inc. (a)	144,572	5,370,850
Hill-Rom Holdings, Inc.	109,272	5,828,568
ICU Medical, Inc. (a)	30,038	4,513,210
IDEXX Laboratories, Inc. (a)	121,079	14,244,944
Insulet Corp. (a)	83,246	2,801,228
Integra LifeSciences Holdings Corp. (a)	117,616	9,503,373
Nevro Corp. (a)	129,134	9,818,058
Novadaq Technologies, Inc. (a)	226,207	1,798,346
Novadaq Technologies, Inc. (a)	143,419	1,140,181
NuVasive, Inc. (a)	98,659	6,402,969
NxStage Medical, Inc. (a)	497,362	12,294,789
Penumbra, Inc. (a)	43,475	2,691,103
Quidel Corp. (a)	112,951	2,589,966
Steris PLC	197,825	12,979,298
The Cooper Companies, Inc.	84,635	13,921,611
The Spectranetics Corp. (a)	216,420	4,728,777
West Pharmaceutical Services, Inc.	291,238	23,633,964
Zeltiq Aesthetics, Inc. (a)	75,130	3,306,471
Zimmer Biomet Holdings, Inc.	72,076	7,341,661
		216,844,785
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	42,301	1,607,861
Adeptus Health, Inc. Class A (a)	143,079	1,199,002
Air Methods Corp. (a)	10,800	353,160
AMN Healthcare Services, Inc. (a)	147,157	4,900,328
AmSurg Corp. (a)	292,945	19,955,413
Brookdale Senior Living, Inc. (a)	486,604	5,659,205
Capital Senior Living Corp. (a)	268,070	4,176,531
Centene Corp. (a)	261,939	15,095,545
Chemed Corp.	32,706	4,872,213
Diplomat Pharmacy, Inc. (a)	134,323	1,902,014
Five Star Quality Care, Inc. (a)	166,734	383,488
HealthEquity, Inc. (a)	319,661	14,234,504
HealthSouth Corp.	648,746	27,033,246
Henry Schein, Inc. (a)	97,399	14,508,555
Kindred Healthcare, Inc.	123,900	823,935
LifePoint Hospitals, Inc. (a)	36,481	2,004,631
Magellan Health Services, Inc. (a)	64,055	4,663,204
MEDNAX, Inc. (a)	80,544	5,273,216
Molina Healthcare, Inc. (a)	63,200	3,340,752
Patterson Companies, Inc.	222,480	8,618,875
PharMerica Corp. (a)	55,000	1,322,750
Premier, Inc. (a)	304,165	9,167,533
Quest Diagnostics, Inc.	29,100	2,545,086
Select Medical Holdings Corp. (a)	352,397	4,281,624
VCA, Inc. (a)	185,238	11,595,899
Wellcare Health Plans, Inc. (a)	68,730	9,417,385
		178,935,955
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	376,000	4,128,480
athenahealth, Inc. (a)	40,850	3,864,410
HMS Holdings Corp. (a)	279,722	5,124,507
Medidata Solutions, Inc. (a)	193,803	10,703,740
		23,821,137
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	38,603	6,697,621
Bio-Techne Corp.	54,705	5,763,719
Cambrex Corp. (a)	64,908	3,251,891
Charles River Laboratories International, Inc. (a)	213,859	15,205,375
Fluidigm Corp. (a)	142,800	918,204
ICON PLC (a)	137,576	10,406,249
INC Research Holdings, Inc. Class A (a)	210,049	10,397,426
Luminex Corp. (a)	95,600	1,943,548
Pacific Biosciences of California, Inc. (a)	580,683	4,418,998
PAREXEL International Corp. (a)	184,383	10,878,597
PerkinElmer, Inc.	398,762	20,225,209
VWR Corp. (a)	380,413	10,347,234
		100,454,071
Pharmaceuticals - 1.5%
Akorn, Inc. (a)	396,759	8,419,226
Catalent, Inc. (a)	697,970	16,702,422
Cempra, Inc. (a)	146,932	955,058
DepoMed, Inc. (a)	181,080	3,458,628
Endo International PLC (a)	511,935	8,196,079
Flamel Technologies SA sponsored ADR (a)	149,697	1,589,782
GW Pharmaceuticals PLC ADR (a)	71,064	7,934,296
Horizon Pharma PLC (a)	259,509	5,138,278
Impax Laboratories, Inc. (a)	64,061	925,681
Jazz Pharmaceuticals PLC (a)	88,350	9,155,711
Lannett Co., Inc. (a)	76,800	1,758,720
Mallinckrodt PLC (a)	42,700	2,250,290
Nektar Therapeutics (a)	381,756	4,689,872
Patheon NV	138,365	3,785,666
Perrigo Co. PLC	68,154	5,884,416
Prestige Brands Holdings, Inc. (a)	92,144	4,383,290
Revance Therapeutics, Inc. (a)	195,964	3,282,397
Sucampo Pharmaceuticals, Inc. Class A (a)	95,700	1,555,125
The Medicines Company (a)	27,760	974,376
TherapeuticsMD, Inc. (a)	2,027,041	12,040,624
		103,079,937

TOTAL HEALTH CARE		720,630,126

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.4%
AeroVironment, Inc. (a)	97,020	2,745,666
BE Aerospace, Inc.	47,002	2,822,000
BWX Technologies, Inc.	130,761	5,120,601
Curtiss-Wright Corp.	28,901	2,905,129
HEICO Corp. Class A	241,507	16,229,270
Hexcel Corp.	253,220	13,096,538
Huntington Ingalls Industries, Inc.	13,100	2,341,756
KEYW Holding Corp. (a)	389,200	4,876,676
Mercury Systems, Inc. (a)	216,900	6,444,099
Moog, Inc. Class A (a)	26,500	1,850,495
Spirit AeroSystems Holdings, Inc. Class A	166,800	9,716,100
Teledyne Technologies, Inc. (a)	58,133	7,259,068
Textron, Inc.	167,000	7,687,010
TransDigm Group, Inc.	50,160	12,611,729
		95,706,137
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	194,064	9,586,762
Expeditors International of Washington, Inc.	56,717	2,991,255
Forward Air Corp.	294,842	14,264,456
Park-Ohio Holdings Corp.	26,500	1,116,975
		27,959,448
Airlines - 0.4%
Air Canada (a)	459,940	4,622,341
Alaska Air Group, Inc.	169,500	13,944,765
Allegiant Travel Co.	20,467	3,344,308
JetBlue Airways Corp. (a)	130,400	2,619,736
SkyWest, Inc.	55,100	2,030,435
		26,561,585
Building Products - 1.2%
A.O. Smith Corp.	318,390	15,483,306
Allegion PLC	43,993	2,943,572
Armstrong World Industries, Inc. (a)	282,578	11,783,503
GCP Applied Technologies, Inc. (a)	148,930	4,170,040
Lennox International, Inc.	25,290	3,759,864
Masonite International Corp. (a)	266,770	17,286,696
Owens Corning	220,442	11,326,310
Patrick Industries, Inc. (a)	94,089	6,713,250
Universal Forest Products, Inc.	62,698	6,228,419
USG Corp. (a)	48,600	1,391,904
		81,086,864
Commercial Services & Supplies - 2.0%
ACCO Brands Corp. (a)	96,400	1,200,180
ADS Waste Holdings, Inc.	51,521	1,033,511
Brady Corp. Class A	223,520	8,214,360
Casella Waste Systems, Inc. Class A (a)	1,270,409	16,083,378
Clean Harbors, Inc. (a)	306,573	16,202,383
Copart, Inc. (a)	61,050	3,340,656
Covanta Holding Corp.	208,100	3,038,260
Deluxe Corp.	34,700	2,349,190
G&K Services, Inc. Class A	46,180	4,429,586
Herman Miller, Inc.	221,110	7,186,075
Interface, Inc.	120,530	2,097,222
Knoll, Inc.	97,142	2,575,234
LSC Communications, Inc.	200	4,128
McGrath RentCorp.	29,300	1,081,756
Pitney Bowes, Inc.	386,514	5,546,476
R.R. Donnelley & Sons Co.	533	9,269
Ritchie Brothers Auctioneers, Inc.	331,776	12,683,796
Steelcase, Inc. Class A	663,791	10,321,950
The Brink's Co.	397,582	16,062,313
Waste Connection, Inc.:
(Canada)	10,590	808,697
(United States)	247,471	18,916,683
		133,185,103
Construction & Engineering - 0.5%
AECOM (a)	132,830	4,828,371
Chicago Bridge & Iron Co. NV	64,800	2,171,448
Dycom Industries, Inc. (a)	30,730	2,250,358
KBR, Inc.	1,372,100	22,927,791
Valmont Industries, Inc.	16,300	2,427,070
		34,605,038
Electrical Equipment - 1.0%
Acuity Brands, Inc.	53,577	13,469,794
AMETEK, Inc.	44,582	2,110,958
Babcock & Wilcox Enterprises, Inc. (a)	188,376	3,002,713
Encore Wire Corp.	182,514	7,756,845
Generac Holdings, Inc. (a)	253,966	10,407,527
General Cable Corp.	402,505	7,546,969
Hubbell, Inc. Class B	65,292	7,330,986
Rockwell Automation, Inc.	31,113	4,160,119
Sensata Technologies Holding BV (a)	298,251	11,145,640
		66,931,551
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	85,085	9,543,984
ITT, Inc.	549,645	22,189,169
		31,733,153
Machinery - 3.8%
AGCO Corp.	131,605	7,343,559
Allison Transmission Holdings, Inc.	749,086	24,847,183
Crane Co.	105,370	7,743,641
Douglas Dynamics, Inc.	192,107	6,137,819
EnPro Industries, Inc.	68,035	4,136,528
Global Brass & Copper Holdings, Inc.	46,400	1,329,360
Harsco Corp.	681,970	9,547,580
Hyster-Yale Materials Handling Class A	13,400	865,104
IDEX Corp.	100,032	9,363,996
John Bean Technologies Corp.	69,893	6,304,349
Kennametal, Inc.	115,316	3,977,249
Lincoln Electric Holdings, Inc.	337,369	26,486,840
Manitowoc Co., Inc.	682,182	4,065,805
Meritor, Inc. (a)	178,200	2,248,884
Middleby Corp. (a)	141,596	19,395,820
Mueller Water Products, Inc. Class A	401,690	5,314,359
Nordson Corp.	83,939	8,958,809
Oshkosh Corp.	38,800	2,716,000
Proto Labs, Inc. (a)	103,966	5,416,629
RBC Bearings, Inc. (a)	100,466	8,515,498
Snap-On, Inc.	146,195	24,443,804
Tennant Co.	133,223	10,005,047
Terex Corp.	121,102	3,696,033
Timken Co.	43,900	1,714,295
Toro Co.	385,698	20,414,995
Twin Disc, Inc.	82,245	1,193,375
WABCO Holdings, Inc. (a)	43,459	4,281,146
Wabtec Corp.	235,209	19,915,146
Woodward, Inc.	144,884	9,812,993
		260,191,846
Marine - 0.3%
Danaos Corp. (a)	131,633	408,062
Kirby Corp. (a)	197,175	12,510,754
Matson, Inc.	221,940	8,347,163
		21,265,979
Professional Services - 1.0%
Advisory Board Co. (a)	81,500	2,885,100
CEB, Inc.	263,924	15,558,320
Equifax, Inc.	46,100	5,276,145
Manpower, Inc.	131,005	11,189,137
On Assignment, Inc. (a)	145,830	6,021,321
TransUnion Holding Co., Inc. (a)	258,715	7,717,468
TriNet Group, Inc. (a)	450,894	11,376,056
TrueBlue, Inc. (a)	526,263	11,025,210
		71,048,757
Road & Rail - 1.6%
Avis Budget Group, Inc. (a)	511,225	19,574,805
Covenant Transport Group, Inc. Class A (a)	77,896	1,614,784
Genesee & Wyoming, Inc. Class A (a)	41,589	3,177,400
Heartland Express, Inc.	420,929	9,054,183
Kansas City Southern	61,192	5,428,342
Knight Transportation, Inc.	744,922	26,072,270
Landstar System, Inc.	119,035	9,695,401
Old Dominion Freight Lines, Inc. (a)	68,610	5,989,653
Roadrunner Transportation Systems, Inc. (a)	163,226	1,637,157
Ryder System, Inc.	78,100	6,115,230
Saia, Inc. (a)	62,088	2,592,174
Swift Transporation Co. (a)	310,679	7,757,655
Werner Enterprises, Inc.	306,262	8,284,387
		106,993,441
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	114,497	6,852,645
CAI International, Inc. (a)	117,411	1,036,739
GATX Corp.	22,600	1,234,864
HD Supply Holdings, Inc. (a)	398,554	15,639,259
MSC Industrial Direct Co., Inc. Class A	175,063	15,640,128
Triton International Ltd.	57,841	1,115,753
United Rentals, Inc. (a)	36,273	3,667,563
Watsco, Inc.	100,097	14,914,453
		60,101,404

TOTAL INDUSTRIALS		1,017,370,306

INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 1.2%
Applied Optoelectronics, Inc. (a)	26,490	656,157
Arista Networks, Inc. (a)	33,110	3,139,159
Arris International PLC (a)	224,200	6,432,298
Brocade Communications Systems, Inc.	202,100	2,493,914
Ciena Corp. (a)	799,707	17,153,715
F5 Networks, Inc. (a)	14,000	1,970,500
Finisar Corp. (a)	259,624	8,627,306
Infinera Corp. (a)	702,723	5,973,146
Juniper Networks, Inc.	110,600	3,045,924
Lumentum Holdings, Inc. (a)	108,080	4,334,008
NetScout Systems, Inc. (a)	193,000	6,021,600
Plantronics, Inc.	29,000	1,502,780
ShoreTel, Inc. (a)	84,587	592,109
Sonus Networks, Inc. (a)	226,800	1,367,604
ViaSat, Inc. (a)	24,186	1,723,978
Viavi Solutions, Inc. (a)	1,784,917	14,011,598
		79,045,796
Electronic Equipment & Components - 2.7%
Arrow Electronics, Inc. (a)	34,000	2,321,180
Avnet, Inc.	240,069	11,016,766
Belden, Inc.	162,084	11,978,008
Benchmark Electronics, Inc. (a)	60,500	1,715,175
CDW Corp.	493,603	25,292,218
Celestica, Inc. (sub. vtg.) (a)	181,525	2,202,678
Cognex Corp.	166,495	9,941,416
Coherent, Inc. (a)	22,845	2,981,273
Fabrinet (a)	62,136	2,659,421
Flextronics International Ltd. (a)	173,900	2,476,336
FLIR Systems, Inc.	245,770	8,825,601
II-VI, Inc. (a)	53,300	1,609,660
IPG Photonics Corp. (a)	74,384	7,134,913
Itron, Inc. (a)	58,100	3,730,020
Jabil Circuit, Inc.	394,137	8,335,998
Keysight Technologies, Inc. (a)	69,441	2,557,512
Littelfuse, Inc.	68,183	9,940,400
Maxwell Technologies, Inc. (a)	231,000	1,155,000
Methode Electronics, Inc. Class A	228,997	8,461,439
Orbotech Ltd. (a)	204,375	6,472,556
OSI Systems, Inc. (a)	37,020	2,802,414
Sanmina Corp. (a)	103,200	3,390,120
SYNNEX Corp.	121,819	14,241,859
Trimble, Inc. (a)	375,302	10,579,763
TTM Technologies, Inc. (a)	602,700	8,178,639
Universal Display Corp. (a)	89,863	4,911,013
VeriFone Systems, Inc. (a)	93,120	1,572,797
Vishay Intertechnology, Inc.	85,400	1,293,810
Zebra Technologies Corp. Class A (a)	85,941	6,793,636
		184,571,621
Internet Software & Services - 2.3%
2U, Inc. (a)	235,220	7,776,373
Alphabet, Inc. Class C (a)	9,774	7,409,083
Autobytel, Inc. (a)	200,988	2,783,684
Bankrate, Inc. (a)	62,816	643,864
Bazaarvoice, Inc. (a)	208,420	1,104,626
Box, Inc. Class A (a)	140,806	2,143,067
Brightcove, Inc. (a)	135,091	1,121,255
Carbonite, Inc. (a)	136,326	2,522,031
Care.com, Inc. (a)	425,069	3,621,588
ChannelAdvisor Corp. (a)	399,931	5,759,006
Cimpress NV (a)	42,750	3,717,113
CoStar Group, Inc. (a)	68,519	13,094,666
DHI Group, Inc. (a)	77,800	474,580
Facebook, Inc. Class A (a)	12,656	1,498,724
Five9, Inc. (a)	108,271	1,713,930
GoDaddy, Inc. (a)	339,010	11,980,613
GrubHub, Inc. (a)	151,864	5,623,524
Hortonworks, Inc. (a)	458,843	4,170,883
Instructure, Inc. (a)	91,357	1,786,029
j2 Global, Inc.	64,662	4,753,304
LogMeIn, Inc.	143,425	14,464,411
Match Group, Inc. (a)	114,654	2,061,479
Mimecast Ltd. (a)	32,446	663,845
New Relic, Inc. (a)	102,749	3,258,171
Nutanix, Inc. Class A (a)	17,919	573,408
Pandora Media, Inc. (a)	386,468	4,490,758
Q2 Holdings, Inc. (a)	384,560	11,344,520
Shutterstock, Inc. (a)	60,791	2,860,824
SPS Commerce, Inc. (a)	34,165	2,366,610
Stamps.com, Inc. (a)	117,648	12,494,218
WebMD Health Corp. (a)	157,174	8,383,661
Wix.com Ltd. (a)	62,984	3,117,708
Xactly Corp. (a)	255,489	3,602,395
XO Group, Inc. (a)	127,662	2,359,194
Yelp, Inc. (a)	103,940	3,866,568
		159,605,713
IT Services - 3.0%
Acxiom Corp. (a)	143,700	3,812,361
Amdocs Ltd.	132,481	7,812,405
Black Knight Financial Services, Inc. Class A (a)	169,681	6,278,197
Booz Allen Hamilton Holding Corp. Class A	210,486	7,958,476
Broadridge Financial Solutions, Inc.	70,548	4,567,278
Convergys Corp.	57,800	1,495,286
CoreLogic, Inc. (a)	446,161	16,833,655
DST Systems, Inc.	76,600	7,905,886
EPAM Systems, Inc. (a)	92,875	6,120,463
Euronet Worldwide, Inc. (a)	398,994	28,615,850
ExlService Holdings, Inc. (a)	98,688	4,693,601
Fidelity National Information Services, Inc.	115,842	8,941,844
Gartner, Inc. (a)	74,856	7,696,694
Genpact Ltd. (a)	318,265	7,616,081
Interxion Holding N.V. (a)	68,150	2,328,004
Leidos Holdings, Inc.	261,875	13,408,000
Maximus, Inc.	100,436	5,553,106
MoneyGram International, Inc. (a)	341,277	3,726,745
Neustar, Inc. Class A (a)	191,300	4,639,025
PayPal Holdings, Inc. (a)	39,786	1,562,794
Sabre Corp.	139,577	3,608,065
Square, Inc. (a)	1,221,772	15,809,730
Teradata Corp. (a)	72,800	1,954,680
Total System Services, Inc.	197,120	9,702,246
Unisys Corp. (a)	243,685	3,618,722
Vantiv, Inc. (a)	123,782	6,985,018
Virtusa Corp. (a)	265,751	5,904,987
WEX, Inc. (a)	38,385	4,241,926
Xerox Corp.	157,900	1,476,365
		204,867,490
Semiconductors & Semiconductor Equipment - 3.1%
Cabot Microelectronics Corp.	99,037	5,900,624
Cavium, Inc. (a)	387,260	22,085,438
Ceva, Inc. (a)	53,300	1,694,940
Cirrus Logic, Inc. (a)	83,599	4,597,945
Cypress Semiconductor Corp.	213,000	2,396,250
FormFactor, Inc. (a)	245,900	2,754,080
Inphi Corp. (a)	171,090	7,728,135
Integrated Device Technology, Inc. (a)	211,998	4,960,753
Kulicke & Soffa Industries, Inc. (a)	65,600	1,012,208
Lam Research Corp.	74,940	7,945,139
Linear Technology Corp.	160,466	10,033,939
M/A-COM Technology Solutions Holdings, Inc. (a)	213,170	10,620,129
Marvell Technology Group Ltd.	186,768	2,678,253
Maxim Integrated Products, Inc.	98,253	3,858,395
Mellanox Technologies Ltd. (a)	102,130	4,233,289
Microsemi Corp. (a)	536,489	29,372,773
MKS Instruments, Inc.	140,632	8,093,372
Monolithic Power Systems, Inc.	168,442	13,818,982
ON Semiconductor Corp. (a)	303,441	3,574,535
Power Integrations, Inc.	100,822	6,785,321
Qorvo, Inc. (a)	93,200	4,977,812
Rambus, Inc. (a)	404,000	5,312,600
Silicon Laboratories, Inc. (a)	100,861	6,692,127
Synaptics, Inc. (a)	21,700	1,184,386
Teradyne, Inc.	479,260	11,684,359
Ultratech, Inc. (a)	232,250	5,323,170
United Microelectronics Corp. sponsored ADR	4,073,103	7,413,047
Veeco Instruments, Inc. (a)	134,000	3,571,100
Versum Materials, Inc. (a)	353,810	8,654,193
		208,957,294
Software - 4.5%
8x8, Inc. (a)	95,622	1,305,240
Adobe Systems, Inc. (a)	5,295	544,379
ANSYS, Inc. (a)	26,200	2,463,586
Aspen Technology, Inc. (a)	460,012	24,302,434
Autodesk, Inc. (a)	131,361	9,538,122
Barracuda Networks, Inc. (a)	121,342	2,674,378
BroadSoft, Inc. (a)	18,943	786,135
CA Technologies, Inc.	109,634	3,503,903
Cadence Design Systems, Inc. (a)	594,987	15,636,258
Callidus Software, Inc. (a)	577,849	9,072,229
CommVault Systems, Inc. (a)	234,307	12,652,578
Covisint Corp. (a)	404,100	909,225
CyberArk Software Ltd. (a)	58,450	2,981,535
Descartes Systems Group, Inc. (a)	62,774	1,393,991
Descartes Systems Group, Inc. (a)	144,257	3,195,293
Digimarc Corp. (a)	38,460	1,194,183
Ebix, Inc.	35,350	2,106,860
Electronic Arts, Inc. (a)	19,874	1,574,816
Ellie Mae, Inc. (a)	44,793	3,697,662
Fair Isaac Corp.	57,987	6,592,542
FireEye, Inc. (a)	192,900	2,476,836
Guidewire Software, Inc. (a)	277,837	15,478,299
HubSpot, Inc. (a)	61,205	3,433,601
Imperva, Inc. (a)	105,678	4,031,616
Interactive Intelligence Group, Inc. (a)	44,212	2,672,615
Manhattan Associates, Inc. (a)	113,300	5,936,920
Mentor Graphics Corp.	521,288	19,053,076
MicroStrategy, Inc. Class A (a)	35,453	6,878,946
Nuance Communications, Inc. (a)	787,062	12,758,275
Paycom Software, Inc. (a)	98,187	4,405,651
Progress Software Corp.	78,600	2,324,202
Proofpoint, Inc. (a)	66,688	5,135,643
QAD, Inc. Class A	49,669	1,440,401
Qualys, Inc. (a)	133,371	4,427,917
RealPage, Inc. (a)	274,692	7,856,191
RingCentral, Inc. (a)	108,068	2,328,865
SeaChange International, Inc. (a)	296,217	773,126
Silver Spring Networks, Inc. (a)	205,400	2,865,330
Splunk, Inc. (a)	54,490	3,139,714
SS&C Technologies Holdings, Inc.	447,755	13,437,128
Synchronoss Technologies, Inc. (a)	156,348	7,579,751
Synopsys, Inc. (a)	146,689	8,871,751
Take-Two Interactive Software, Inc. (a)	222,990	10,977,798
TiVo Corp. (a)	270,950	5,486,738
Tyler Technologies, Inc. (a)	54,838	8,165,378
Ultimate Software Group, Inc. (a)	96,100	19,693,773
Verint Systems, Inc. (a)	400,102	15,023,830
Zendesk, Inc. (a)	67,278	1,432,349
		304,211,069
Technology Hardware, Storage & Peripherals - 0.5%
CPI Card Group	139,067	521,501
Cray, Inc. (a)	112,635	2,173,856
Electronics for Imaging, Inc. (a)	186,765	8,128,013
NCR Corp. (a)	79,600	3,084,500
NetApp, Inc.	181,980	6,653,189
Quantum Corp. (a)	706,700	645,217
Seagate Technology LLC	202,175	8,107,218
Stratasys Ltd. (a)	183,576	3,313,547
Super Micro Computer, Inc. (a)	65,193	1,783,029
		34,410,070

TOTAL INFORMATION TECHNOLOGY		1,175,669,053

MATERIALS - 4.7%
Chemicals - 2.3%
A. Schulman, Inc.	50,800	1,691,640
AgroFresh Solutions, Inc. (a)	445,435	1,247,218
Albemarle Corp. U.S.	93,904	8,242,893
Ashland Global Holdings, Inc.	33,840	3,813,768
Axalta Coating Systems (a)	723,928	19,126,178
Cabot Corp.	45,100	2,296,943
CF Industries Holdings, Inc.	169,006	4,891,034
Chemtura Corp. (a)	800	26,360
Eastman Chemical Co.	36,500	2,741,880
Ferro Corp. (a)	394,425	5,837,490
FMC Corp.	68,699	3,855,388
H.B. Fuller Co.	256,460	12,051,055
Huntsman Corp.	130,500	2,542,140
Ingevity Corp. (a)	72,110	3,776,401
Intrepid Potash, Inc. (a)	688,242	942,892
Kraton Performance Polymers, Inc. (a)	36,834	1,135,592
Methanex Corp.	457,494	20,138,182
Olin Corp.	104,706	2,722,356
Orion Engineered Carbons SA	78,483	1,499,025
PolyOne Corp.	264,809	8,730,753
Quaker Chemical Corp.	18,022	2,293,119
The Chemours Co. LLC	159,610	3,945,559
The Mosaic Co.	494,501	14,043,828
The Scotts Miracle-Gro Co. Class A	119,079	10,868,340
Trinseo SA	245,870	14,395,689
Tronox Ltd. Class A	161,490	1,831,297
		154,687,020
Construction Materials - 0.5%
Eagle Materials, Inc.	154,330	15,000,876
Martin Marietta Materials, Inc.	57,319	12,578,655
U.S. Concrete, Inc. (a)	101,769	5,785,568
		33,365,099
Containers & Packaging - 1.4%
Aptargroup, Inc.	194,510	14,234,242
Avery Dennison Corp.	67,300	4,849,638
Berry Plastics Group, Inc. (a)	545,897	27,169,294
Crown Holdings, Inc. (a)	341,312	18,563,960
Graphic Packaging Holding Co.	322,693	4,056,251
Owens-Illinois, Inc. (a)	85,400	1,568,798
Packaging Corp. of America	31,100	2,636,036
Silgan Holdings, Inc.	81,894	4,054,572
WestRock Co.	403,752	20,672,102
		97,804,893
Metals & Mining - 0.4%
AK Steel Holding Corp. (a)	562,525	5,135,853
Cliffs Natural Resources, Inc. (a)	400,900	3,531,929
Ferroglobe PLC	536,603	6,122,640
Ferroglobe Representation & Warranty Insurance	509,021	0
Nucor Corp.	36,500	2,269,935
Reliance Steel & Aluminum Co.	32,500	2,635,750
TimkenSteel Corp. (a)	263,210	4,158,718
		23,854,825
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	23,000	1,430,600
Domtar Corp.	56,100	2,203,047
Kapstone Paper & Packaging Corp.	110,802	2,263,685
Mercer International, Inc. (SBI)	68,853	654,104
P.H. Glatfelter Co.	64,400	1,479,268
		8,030,704

TOTAL MATERIALS		317,742,541

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.5%
American Campus Communities, Inc.	46,670	2,198,624
CBL & Associates Properties, Inc.	1,207,495	14,320,891
Chambers Street Properties	259,917	2,271,675
Communications Sales & Leasing, Inc.	100,400	2,502,972
CorEnergy Infrastructure Trust, Inc.	43,600	1,427,028
Corporate Office Properties Trust (SBI)	186,110	5,326,468
Corrections Corp. of America	22,100	501,891
Cousins Properties, Inc.	1,321,460	10,452,749
CubeSmart	162,572	4,007,400
Duke Realty LP	153,506	3,903,658
DuPont Fabros Technology, Inc.	156,790	6,375,081
EastGroup Properties, Inc.	117,327	8,014,607
Education Realty Trust, Inc.	79,311	3,220,027
EPR Properties	73,325	5,099,021
Essex Property Trust, Inc.	13,545	2,924,636
Extra Space Storage, Inc.	154,520	10,841,123
Franklin Street Properties Corp.	95,600	1,200,736
Getty Realty Corp.	98,500	2,365,970
Gladstone Commercial Corp.	96,900	1,781,991
Government Properties Income Trust	91,900	1,726,801
Highwoods Properties, Inc. (SBI)	61,839	2,971,982
Hospitality Properties Trust (SBI)	157,300	4,560,914
InfraReit, Inc.	72,600	1,244,364
Kite Realty Group Trust	130,669	3,142,589
Liberty Property Trust (SBI)	47,900	1,887,260
Medical Properties Trust, Inc.	431,663	5,145,423
Mid-America Apartment Communities, Inc.	152,163	13,942,696
National Health Investors, Inc.	28,700	2,030,812
National Retail Properties, Inc.	359,620	15,348,582
National Storage Affiliates Trust	220,381	4,535,441
One Liberty Properties, Inc.	43,900	1,074,233
Outfront Media, Inc.	184,049	4,639,875
Parkway, Inc. (a)	312,030	6,115,788
Physicians Realty Trust	234,831	4,255,138
Piedmont Office Realty Trust, Inc. Class A	154,500	3,034,380
Preferred Apartment Communities, Inc. Class A	26,000	354,120
Prologis, Inc.	54,939	2,796,395
Retail Opportunity Investments Corp.	170,026	3,509,337
RLJ Lodging Trust	326,091	7,431,614
Ryman Hospitality Properties, Inc.	144,380	8,503,982
Sabra Health Care REIT, Inc.	151,600	3,354,908
Select Income REIT	179,000	4,374,760
Senior Housing Properties Trust (SBI)	214,600	3,875,676
SL Green Realty Corp.	121,355	12,785,963
Stag Industrial, Inc.	165,066	3,897,208
Summit Hotel Properties, Inc.	174,100	2,475,702
Sunstone Hotel Investors, Inc.	263,605	3,832,817
Tanger Factory Outlet Centers, Inc.	158,070	5,448,673
Taubman Centers, Inc.	49,084	3,566,934
Weyerhaeuser Co.	169,842	5,236,229
WP Glimcher, Inc.	294,900	2,954,898
		238,792,042
Real Estate Management & Development - 0.8%
Alexander & Baldwin, Inc.	334,194	14,727,930
Altisource Portfolio Solutions SA (a)	40,595	1,093,629
CBRE Group, Inc. (a)	570,940	16,580,098
HFF, Inc.	189,253	5,488,337
Jones Lang LaSalle, Inc.	40,935	4,145,897
Kennedy-Wilson Holdings, Inc.	393,322	8,397,425
Realogy Holdings Corp.	268,460	6,483,309
		56,916,625

TOTAL REAL ESTATE		295,708,667

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Inteliquent, Inc.	54,000	1,222,560
SBA Communications Corp. Class A (a)	87,186	8,627,927
Vonage Holdings Corp. (a)	169,070	1,114,171
Zayo Group Holdings, Inc. (a)	369,480	12,747,060
		23,711,718
UTILITIES - 1.1%
Electric Utilities - 0.4%
Allete, Inc.	45,104	2,788,329
Entergy Corp.	58,500	4,020,705
FirstEnergy Corp.	166,100	5,197,269
Great Plains Energy, Inc.	126,595	3,340,842
Portland General Electric Co.	220,405	9,168,848
Westar Energy, Inc.	79,975	4,555,376
		29,071,369
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.	565,500	1,498,577
Calpine Corp. (a)	579,212	6,458,214
Dynegy, Inc. (a)	117,100	1,012,915
NRG Energy, Inc.	175,930	1,995,046
Ormat Technologies, Inc.	67,600	3,233,308
The AES Corp.	161,900	1,853,755
		16,051,815
Multi-Utilities - 0.4%
Ameren Corp.	116,005	5,698,166
Black Hills Corp.	152,730	8,972,888
DTE Energy Co.	43,235	4,024,746
NorthWestern Energy Corp.	146,433	8,214,891
		26,910,691
Water Utilities - 0.1%
American Water Works Co., Inc.	48,307	3,500,808

TOTAL UTILITIES		75,534,683

TOTAL COMMON STOCKS
(Cost $4,867,391,056)		5,803,209,046

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(b)	6,381	232,755
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00% (a)	17,700	1,155,633
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,138,298)		1,388,388

Equity Funds - 11.1%
Mid-Cap Blend Funds - 1.8%
Fidelity SAI Small-Mid Cap 500 Index Fund(c)	11,910,165	124,580,321
Sector Funds - 1.4%
Fidelity SAI Real Estate Index Fund (c)	8,647,799	91,580,192
Small Blend Funds - 2.4%
Vulcan Value Partners Small Cap Fund	8,888,544	164,882,497
Small Value Funds - 5.5%
Fidelity Small Cap Value Fund (c)	20,114,254	371,510,255
TOTAL EQUITY FUNDS
(Cost $707,092,241)		752,553,265
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.19% to 0.49% 12/22/16 to 3/2/17 (d)
(Cost $3,845,689)	$3,850,000	3,845,710
	Shares

Money Market Funds - 2.8%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.26% (e)
(Cost $191,237,839)	191,237,839	191,237,839
TOTAL INVESTMENT PORTFOLIO - 99.3%
(Cost $5,771,705,123)		6,752,234,248
NET OTHER ASSETS (LIABILITIES) - 0.7%		48,454,688
NET ASSETS - 100%		$6,800,688,936

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
618 ICE Russell 2000 Index Contracts (United States)	Dec. 2016	81,718,140	$1,515,796

The face value of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $232,755 or 0.0% of net assets.

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,845,710.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector Mid Cap Fund	$219,035,770	$--	$232,945,035	$--	$--
Fidelity SAI Real Estate Index Fund	--	100,267,343	--	224,223	91,580,192
Fidelity SAI Small-Mid Cap 500 Index Fund	208,477,054	152,381,459	274,135,705	603,489	124,580,321
Fidelity Small Cap Value Fund	165,345,561	170,996,945	--	811,203	371,510,255
Total	$592,858,385	$423,645,747	$507,080,740	$1,638,915	$587,670,768

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$808,851,892	$808,619,137	$--	$232,755
Consumer Staples	143,383,883	143,383,883	--	--
Energy	279,080,716	277,666,466	1,414,250	--
Financials	945,758,216	945,758,216	--	--
Health Care	720,630,126	720,368,699	--	261,427
Industrials	1,017,370,306	1,017,370,306	--	--
Information Technology	1,175,669,053	1,175,669,053	--	--
Materials	317,742,541	317,742,541	--	--
Real Estate	295,708,667	295,708,667	--	--
Telecommunication Services	23,711,718	23,711,718	--	--
Utilities	76,690,316	76,690,316	--	--
Equity Funds	752,553,265	752,553,265	--	--
Other Short-Term Investments	3,845,710	--	3,845,710	--
Money Market Funds	191,237,839	191,237,839	--	--
Total Investments in Securities:	$6,752,234,248	$6,746,480,106	$5,259,960	$494,182
Derivative Instruments:
Assets
Futures Contracts	$1,515,796	$1,515,796	$--	$--
Total Assets	$1,515,796	$1,515,796	$--	$--
Total Derivative Instruments:	$1,515,796	$1,515,796	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $5,802,555,564. Net unrealized appreciation aggregated $949,678,684 of which $1,162,673,976 related to appreciated investment securities and $212,995,292 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017